UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21714

MML Series Investment Fund II
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA	01111
(Address of principal executive offices)	(Zip code)

Richard J. Byrne
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant's telephone number, including area code:	413-788-8411

Date of fiscal year end: Date of fiscal year end:	12/31/08

Date of reporting period: Date of reporting period:	9/30/08

Item 1. Schedule of Investments.

MML Money Market Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 99.4%
Commercial Paper - 84.8%
American Honda Finance Corp. 2.130% 10/24/08	$2,939,000	$2,935,001
AT&T, Inc. 2.350% 10/08/08	1,115,000	1,114,491
Bankamerica Corp. 2.600% 10/01/08	1,500,000	1,500,000
BASF Aktiengesellschaft 2.070% 10/29/08	3,400,000	3,394,526
Bryant Park Funding LLC 2.470% 10/03/08	3,425,000	3,424,530
Campbell Soup Co. 2.200% 10/06/08	3,600,000	3,598,900
Cargill, Inc. 3.050% 10/22/08	3,600,000	3,593,595
Caterpillar Financial Services Corp. 2.020% 10/15/08	3,575,000	3,572,192
CBA (Delaware) Finance, Inc. 2.680% 11/18/08	2,748,000	2,738,180
Coca-Cola Co. 2.200% 10/08/08	1,620,000	1,619,307
Coca-Cola Enterprises 2.350% 10/06/08	1,700,000	1,699,445
Danske Corp. 2.700% 10/07/08	2,750,000	2,748,762
General Electric Co. 2.520% 10/27/08	2,300,000	2,295,814
Goldman Sachs, Inc. 2.500% 1/02/09	3,235,000	3,214,107
Govco, Inc. 2.700% 12/08/08	1,825,000	1,815,692
Govco, Inc. (a) 2.850% 11/03/08	1,560,000	1,555,925
Governor & Co. of The Bank of Ireland 2.840% 12/03/08	2,739,000	2,725,387
Governor & Co. of The Bank of Ireland 2.900% 10/22/08	536,000	535,093
Hewlett Packard Co. 2.170% 10/02/08	3,475,000	3,474,791
Illinois Tool Works, Inc. 2.080% 10/10/08	3,362,000	3,360,252
ING U.S. Funding LLC 2.750% 12/19/08	2,282,000	2,268,229
John Deere Capital Corp. 2.500% 10/30/08	3,700,000	3,692,549
Johnson & Johnson 2.040% 10/27/08	3,425,000	3,419,954
JP Morgan Chase & Co. 2.600% 11/06/08	3,425,000	3,416,095

The accompanying notes are an integral part of the financial statements.

MML Money Market Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Kitty Hawk Funding 4.050% 10/07/08	$2,100,000	$2,098,582
L'Oreal USA, Inc. 2.100% 10/23/08	3,485,000	3,480,528
Medtronic, Inc. 2.030% 10/21/08	3,400,000	3,396,166
Nestle Capital Corp. 2.140% 10/23/08	1,870,000	1,867,554
New Center Asset Trust 3.100% 10/09/08	3,250,000	3,247,761
NSTAR Electric Co. 2.040% 10/17/08	3,400,000	3,396,917
Paccar Financial Corp. 2.190% 10/16/08	3,300,000	3,296,989
Parker-Hannifin Corp. 2.300% 10/03/08	3,000,000	2,999,617
PepsiAmericas, Inc. 3.000% 10/16/08	2,905,000	2,901,369
Praxair, Inc. 2.070% 10/08/08	3,600,000	3,598,551
Proctor & Gamble Co. 2.130% 12/05/08	3,400,000	3,386,924
Rockwell Collins, Inc. 2.200% 10/06/08	339,000	338,896
Rockwell Collins, Inc. 2.600% 10/02/08	3,000,000	2,999,783
Sheffield Receivable 2.650% 10/01/08	2,000,000	2,000,000
Sigma Aldrich Corp. 2.100% 10/08/08	1,000,000	999,592
Societe Generale 2.840% 12/22/08	3,470,000	3,447,553
The Stanley Works 2.070% 10/14/08	3,595,000	3,592,313
Toyota Motor Credit Corp. 2.540% 12/02/08	3,400,000	3,385,127
Wal-Mart Stores, Inc. (a) 2.350% 5/08/09	3,197,000	3,151,296
The Walt Disney Co. 2.110% 10/20/08	3,535,000	3,531,063
Windmill Funding Corp. 2.750% 11/21/08	1,700,000	1,693,377
Windmill Funding Corp. 2.770% 11/03/08	1,725,000	1,720,620
Wisconsin Gas Co. 3.000% 10/10/08	3,600,000	3,597,300
		127,840,695
U.S. Treasury Bills - 6.0%
U.S. Treasury Bill 1.715% 12/04/08	7,020,000	6,998,603
U.S. Treasury Bill 1.805% 12/18/08	2,020,000	2,012,102

The accompanying notes are an integral part of the financial statements.

MML Money Market Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
		$9,010,705
Discount Notes - 8.6%
Federal Home Loan Bank 2.250% 10/14/08	$3,015,000	3,012,550
Federal Home Loan Bank 2.610% 12/01/08	2,608,000	2,596,466
Federal Home Loan Mortgage Corp. 2.100% 11/04/08	3,878,000	3,870,309
Federal National Mortgage Association 2.150% 10/28/08	3,600,000	3,594,195
		13,073,520
TOTAL SHORT-TERM INVESTMENTS (Cost $149,924,920)		149,924,920
TOTAL INVESTMENTS - 99.4% (Cost $149,924,920) (b)		149,924,920
Other Assets/ (Liabilities) - 0.6%		864,592
NET ASSETS - 100.0%		$150,789,512

Notes to Portfolio of Investments

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities amounted to a value of $4,707,221 or 3.12% of net assets.

(b) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Principal Amount	Value
BONDS & NOTES - 98.6%
CORPORATE DEBT - 3.9%
Finance - Commercial - 0.5%
Cit Group, Inc. FRN 7.450% 3/15/17	$4,880,000	$2,224,890
Finance - Investment Banker/Broker - 1.4%
Lehman Brothers Holdings, Inc. FRN (a) 7.600% 5/12/14	5,195,000	649,375
Morgan Stanley FRN 7.020% 1/15/09	1,200,000	930,732
Morgan Stanley FRN 7.020% 5/01/14	1,525,000	986,690
Morgan Stanley Series C FRN 7.370% 11/01/13	6,156,000	3,656,603
		6,223,400
Life/Health Insurance - 1.1%
Pacific Life Global Funding VRN (b) 7.200% 2/06/16	5,000,000	4,691,800
Supranational Bank - 0.9%
International Bank for Reconstruction & Development FRN 7.030% 12/10/13	3,943,000	3,776,290
TOTAL CORPORATE DEBT (Cost $25,087,313)		16,916,380
U.S. TREASURY OBLIGATIONS - 94.7%
U.S. Treasury Inflation Index 0.625% 4/15/13	7,389,200	6,973,557
U.S. Treasury Inflation Index 0.875% 4/15/10	22,521,266	22,120,106
U.S. Treasury Inflation Index 1.375% 7/15/18	7,751,012	7,144,253
U.S. Treasury Inflation Index 1.625% 1/15/15	19,372,771	18,840,020
U.S. Treasury Inflation Index 1.625% 1/15/18	13,106,503	12,403,052
U.S. Treasury Inflation Index 1.750% 1/15/28	14,313,750	12,440,662
U.S. Treasury Inflation Index 1.875% 7/15/13	21,074,768	21,015,495
U.S. Treasury Inflation Index 1.875% 7/15/15	18,616,482	18,297,965
U.S. Treasury Inflation Index 2.000% 4/15/12	13,038,114	13,071,728
U.S. Treasury Inflation Index 2.000% 1/15/14	23,310,850	23,271,695

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Inflation Index 2.000% 7/15/14	$19,326,882	$19,274,791
U.S. Treasury Inflation Index 2.000% 1/15/16	17,435,324	17,209,209
U.S. Treasury Inflation Index 2.000% 1/15/26	17,385,461	15,978,326
U.S. Treasury Inflation Index 2.375% 4/15/11	13,650,683	13,804,253
U.S. Treasury Inflation Index 2.375% 1/15/17	15,442,188	15,556,798
U.S. Treasury Inflation Index 2.375% 1/15/25	26,193,089	25,257,911
U.S. Treasury Inflation Index 2.375% 1/15/27	13,588,253	13,067,016
U.S. Treasury Inflation Index 2.500% 7/15/16	18,050,175	18,457,010
U.S. Treasury Inflation Index 2.625% 7/15/17	14,399,534	14,820,271
U.S. Treasury Inflation Index 3.000% 7/15/12	24,041,406	25,024,661
U.S. Treasury Inflation Index 3.375% 1/15/12	5,301,080	5,560,957
U.S. Treasury Inflation Index 3.375% 4/15/32	5,389,622	6,163,542
U.S. Treasury Inflation Index 3.500% 1/15/11	8,061,832	8,381,786
U.S. Treasury Inflation Index 3.625% 4/15/28	17,887,511	20,451,854
U.S. Treasury Inflation Index 3.875% 4/15/29	20,180,713	23,969,327
U.S. Treasury Inflation Index 4.250% 1/15/10	9,032,545	9,295,053
TOTAL U.S. TREASURY OBLIGATIONS (Cost $425,597,160)		407,851,298
TOTAL BONDS & NOTES (Cost $450,684,473)		424,767,678
TOTAL LONG-TERM INVESTMENTS (Cost $450,684,473)		424,767,678
SHORT-TERM INVESTMENTS - 91.9%
Commercial Paper - 91.9% (c)
Aluminum Co. of America 2.900% 11/03/08	11,000,000	10,970,758
Autoliv ASP, Inc. 3.000% 10/09/08	9,454,000	9,447,697
Brown-Forman Corp. 2.280% 11/26/08	10,000,000	9,964,533
Cargill, Inc. 2.350% 12/10/08	2,651,000	2,638,886
Cargill, Inc. 2.400% 11/07/08	7,385,000	7,366,784
CBA (de) Finance, Inc. 2.710% 11/21/08	11,000,000	10,957,769

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Chevron Phillips Chemical Co. LLC 2.750% 10/08/08	$2,304,000	$2,302,768
Computer Sciences Corp. 5.650% 10/10/08	7,034,000	7,024,064
Covidien International Finance SA 2.870% 10/23/08	11,200,000	11,180,356
Detroit Edison Co. 2.950% 10/17/08	11,100,000	11,085,447
Dominion Resources, Inc. 2.900% 10/06/08	9,000,000	8,996,375
Dow Chemical Co. 5.450% 10/16/08	11,000,000	10,975,021
Duke Energy Corp. 5.500% 10/02/08	950,000	949,855
Duke Energy Corp. 5.500% 10/06/08	10,000,000	9,992,361
Elsevier Financial SA 2.900% 10/31/08	6,937,000	6,920,236
ERAC USA Finance Co. 3.150% 12/10/08	2,626,000	2,609,916
Fortune Brands, Inc. 2.950% 10/03/08	10,750,000	10,748,238
FPL Group Capital 3.650% 10/08/08	11,000,000	10,992,193
Gannett Co., Inc. 6.500% 10/09/08	11,000,000	10,984,111
General Mills, Inc. 2.900% 10/22/08	6,000,000	5,989,850
Goldman Sachs, Inc. 2.500% 1/02/09	11,165,000	11,092,893
Harley-Davidson Fund Capital 5.750% 10/03/08	11,000,000	10,996,486
Heinz HJ Financial Co. 2.850% 10/22/08	2,337,000	2,333,115
Heinz HJ Financial Co. 2.900% 10/08/08	5,115,000	5,112,116
Heinz HJ Financial Co. 3.000% 11/05/08	343,000	342,000
Heinz HJ Financial Co. 5.850% 11/05/08	1,142,000	1,135,505
Hewlett Packard Co. 2.600% 10/01/08	8,063,000	8,063,000
HSBC Finance Corp. 2.470% 10/30/08	9,089,000	9,070,915
ING (US) Funding LLC 2.580% 10/21/08	7,690,000	7,678,978
Ingersoll Rand Global Holding Co. 3.050% 11/04/08	9,268,000	9,241,303
ITT Corp. 3.100% 10/20/08	10,549,000	10,531,741
Kellogg Co. 4.950% 10/07/08	11,000,000	10,990,925

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Kraft Foods, Inc. 5.250% 10/15/08	$11,000,000	$10,977,542
McCormick & Co. 2.850% 10/29/08	10,500,000	10,476,725
Newell Rubbermaid, Inc. 3.070% 10/02/08	10,625,000	10,624,094
R.R. Donnelly & Sons 2.850% 10/14/08	10,663,000	10,652,026
Sara Lee Corp. 5.550% 10/21/08	11,000,000	10,966,083
Societe General North America 2.600% 10/27/08	11,000,000	10,979,344
Textron Financial 2.850% 10/01/08	10,625,000	10,625,000
Tyco Electronics Group SA 2.920% 10/06/08	3,796,000	3,794,461
Union Pacific Corp. 3.300% 1/08/09	11,200,000	11,098,360
United Healthcare Co. 6.000% 10/14/08	6,879,000	6,864,095
VF Corp. 3.050% 10/07/08	8,873,000	8,868,490
Vodafone Group PLC 2.820% 10/28/08	9,537,000	9,516,829
Volvo Group Treasury NA 2.700% 10/15/08	11,100,000	11,088,345
Wells Fargo & Co. 2.520% 10/16/08	11,000,000	10,988,450
XTO Energy, Inc. 2.950% 10/10/08	9,388,000	9,381,076
		395,587,115
Repurchase Agreement - 0.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/08, 0.900%, due 10/01/08 (d)	1,524	1,524
TOTAL SHORT-TERM INVESTMENTS (Cost $395,588,639)		395,588,639
TOTAL INVESTMENTS - 190.5% (Cost $846,273,112) (e)		820,356,317
Other Assets/ (Liabilities) - (90.5)%		(389,632,024)
NET ASSETS - 100.0%		$430,724,293

Notes to Portfolio of Investments
FRN - Floating Rate Note
VRN - Variable Rate Note
(a) Security is currently in default.

(b)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities amounted to a value of $4,691,800 or 1.09% of net assets.

(c) Securities held as collateral for reverse repurchase agreements.

(d)

Maturity value of $1,524. Collateralized by U.S. Government Agency obligations with a rate of 4.244%, maturity date of 6/01/34, and an aggregate market value, including accrued interest, of $1,607.

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund - Portfolio of Investments (Continued)

(e) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES - 0.1%
PREFERRED STOCK - 0.1%
Investment Companies - 0.1%
Special Value Expansion Fund LLC (Acquired 8/27/07, Cost $450,000) (a) (c) (b)	4,500	$409,500
TOTAL PREFERRED STOCK (Cost $450,000)		409,500
TOTAL EQUITIES (Cost $450,000)		409,500
	Principal Amount
BONDS & NOTES - 96.2%
CORPORATE DEBT - 29.1%
Agriculture - 0.2%
Cargill, Inc. (b) 5.200% 1/22/13	$1,300,000	1,257,134
Airlines - 0.0%
United Air Lines, Inc. (d) (e) 10.110% 12/31/49	267,018	0
US Airways, Inc.Class B (d) (e) 7.500% 4/15/49	869,681	9
		9
Apparel - 0.2%
Kellwood Co. 7.875% 7/15/09	240,000	213,600
VF Corp. 6.450% 11/01/37	800,000	672,464
		886,064
Banks - 1.5%
Bank of America Corp. 4.250% 10/01/10	375,000	358,912
Bank of America Corp. 5.750% 12/01/17	930,000	788,629
Bank of America Corp.Series L 5.650% 5/01/18	2,250,000	1,895,157
HSBC Finance Corp. 6.375% 10/15/11	405,000	400,747
HSBC Holdings PLC 6.500% 9/15/37	600,000	510,279
Wachovia Bank NA 6.600% 1/15/38	1,525,000	903,482
Wachovia Bank NA 7.800% 8/18/10	600,000	499,709
Wachovia Corp. 5.300% 10/15/11	1,080,000	900,586

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Wachovia Corp. 5.750% 6/15/17	$1,080,000	$810,505
Wells Fargo & Co. 4.375% 1/31/13	1,400,000	1,286,911
Wells Fargo & Co. 5.625% 12/11/17	400,000	367,617
		8,722,534
Beverages - 0.4%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	350,000	303,141
Anheuser-Busch Cos., Inc. 6.500% 2/01/43	235,000	190,005
The Coca-Cola Co. 5.350% 11/15/17	550,000	543,724
Diageo Finance BV 3.875% 4/01/11	770,000	762,158
Molson Coors Capital Finance ULC 4.850% 9/22/10	530,000	532,125
		2,331,153
Building Materials - 0.3%
American Standard, Inc. 7.625% 2/15/10	800,000	817,478
CRH America, Inc. 8.125% 7/15/18	900,000	882,976
		1,700,454
Chemicals - 1.3%
Cytec Industries, Inc. 5.500% 10/01/10	475,000	475,618
Ecolab, Inc. 4.875% 2/15/15	1,500,000	1,439,101
Ecolab, Inc. 6.875% 2/01/11	1,100,000	1,156,691
EI Du Pont de Nemours & Co. 5.000% 1/15/13	480,000	474,327
EI Du Pont de Nemours & Co. 6.000% 7/15/18	620,000	605,198
Lubrizol Corp. 4.625% 10/01/09	645,000	641,930
Lubrizol Corp. 5.875% 12/01/08	425,000	425,247
Praxair, Inc. 5.250% 11/15/14	1,250,000	1,221,925
Sensient Technologies 6.500% 4/01/09	955,000	955,000
		7,395,037
Commercial Services - 0.9%
Deluxe Corp. 7.375% 6/01/15	145,000	123,250
Donnelley R.R. & Sons Co. 4.950% 5/15/10	550,000	542,914

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Equifax, Inc. 7.000% 7/01/37	$415,000	$350,019
ERAC USA Finance Co. (b) 5.800% 10/15/12	1,600,000	1,454,194
ERAC USA Finance Co. (b) 6.700% 6/01/34	355,000	238,151
ERAC USA Finance Co. (b) 7.000% 10/15/37	1,500,000	1,056,470
Valassis Communications, Inc. 6.625% 1/15/09	1,060,000	1,060,000
		4,824,998
Computers - 0.1%
Electronic Data Systems Corp.Series B 6.500% 8/01/13	430,000	438,422
Diversified Financial - 4.9%
American Express Co. 6.150% 8/28/17	350,000	297,832
American Express Credit Corp. 7.300% 8/20/13	1,795,000	1,731,324
American General Finance Corp. 5.900% 9/15/12	1,575,000	899,142
American General Finance Corp. 6.500% 9/15/17	350,000	160,440
American General Finance Corp. 6.900% 12/15/17	450,000	208,661
American Honda Finance Corp. (b) 3.850% 11/06/08	850,000	848,512
The Bear Stearns Cos., Inc. 7.250% 2/01/18	1,100,000	1,058,613
BlackRock, Inc. 6.250% 9/15/17	350,000	336,180
Boeing Capital Corp. Ltd. 6.500% 2/15/12	690,000	733,219
CIT Group, Inc. 3.875% 11/03/08	1,400,000	1,363,194
CIT Group, Inc. 5.125% 9/30/14	595,000	293,428
CIT Group, Inc. 7.625% 11/30/12	1,800,000	1,141,859
Citigroup, Inc. 5.500% 2/15/17	750,000	575,340
Citigroup, Inc. 5.875% 5/29/37	995,000	689,879
Citigroup, Inc. 6.500% 8/19/13	910,000	808,779
Eaton Vance Corp. 6.500% 10/02/17	1,075,000	1,053,529
Emerald Investment Grade CBO Ltd. (Acquired 4/23/99, Cost $149,452) FRN (b) (c) 3.319% 5/24/11	145,259	144,533
General Electric Capital Corp. 5.375% 10/20/16	700,000	617,733

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
General Electric Capital Corp. 5.875% 1/14/38	$1,000,000	$737,250
The Goldman Sachs Group, Inc. 5.450% 11/01/12	4,000,000	3,481,451
The Goldman Sachs Group, Inc. 5.625% 1/15/17	2,025,000	1,437,319
The Goldman Sachs Group, Inc. 6.125% 2/15/33	400,000	288,644
The Goldman Sachs Group, Inc. 6.750% 10/01/37	575,000	383,864
HSBC Finance Corp. 4.125% 12/15/08	415,000	410,571
HSBC Finance Corp. 5.900% 6/19/12	1,475,000	1,402,564
JP Morgan Chase & Co. 5.375% 10/01/12	1,900,000	1,835,525
JP Morgan Chase Capital XV Series O 5.875% 3/15/35	560,000	388,738
Lazard Group LLC 6.850% 6/15/17	535,000	443,086
Lazard Group LLC 7.125% 5/15/15	695,000	603,252
Lehman Brothers Holdings, Inc. (e) 6.200% 9/26/14	1,230,000	153,750
Lehman Brothers Holdings, Inc. (e) 6.875% 7/17/37	815,000	1,019
Lehman Brothers Holdings, Inc. (e) 7.000% 9/27/27	230,000	28,750
Merrill Lynch & Co., Inc. 5.450% 2/05/13	1,900,000	1,711,560
Morgan Stanley 5.450% 1/09/17	430,000	266,732
SLM Corp. 5.000% 10/01/13	505,000	313,100
Textron Financial Corp. 5.125% 11/01/10	1,140,000	1,148,118
		27,997,490
Electric - 2.8%
Allegheny Energy Supply 7.800% 3/15/11	300,000	298,500
Allegheny Energy Supply (b) 8.250% 4/15/12	385,000	388,850
Carolina Power & Light Co. 5.950% 3/01/09	1,270,000	1,281,658
Consumers Energy Co. 4.400% 8/15/09	390,000	388,888
Duke Energy Corp. 4.200% 10/01/08	135,000	135,000
Entergy Gulf States, Inc. 5.250% 8/01/15	1,455,000	1,340,445
Kansas Gas & Electric Co. 5.647% 3/29/21	417,836	394,834

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Kiowa Power Partners LLC (b) 4.811% 12/30/13	$272,422	$263,494
Mirant Mid-Atlantic LLC Series 2001, Class A 8.625% 6/30/12	499,311	522,404
Monongahela Power 6.700% 6/15/14	450,000	450,467
Monongahela Power 7.360% 1/15/10	700,000	716,465
Nevada Power Co.Series L 5.875% 1/15/15	560,000	529,020
Nevada Power Co.Series N 6.650% 4/01/36	550,000	487,341
Oncor Electric Delivery Co. (b) 6.800% 9/01/18	1,815,000	1,613,662
Oncor Electric Delivery Co. (b) 7.500% 9/01/38	590,000	493,541
Pennsylvania Electric Co.Class B 6.125% 4/01/09	1,220,000	1,226,417
PPL Energy Supply LLC 6.300% 7/15/13	750,000	729,577
Tampa Electric Co. 6.375% 8/15/12	750,000	761,415
Tenaska Oklahoma (b) 6.528% 12/30/14	354,693	352,817
TransAlta Corp. 5.750% 12/15/13	1,200,000	1,149,180
TransAlta Corp. 6.650% 5/15/18	600,000	566,410
Tri-State Generation & Transmission Association Series 2003, Class A (b) 6.040% 1/31/18	435,708	431,531
Tri-State Generation & Transmission Association Series 2003, Class B (b) 7.144% 7/31/33	580,000	559,949
Union Electric Co. 6.700% 2/01/19	600,000	579,379
Wisconsin Public Service Corp. 5.650% 11/01/17	450,000	442,930
		16,104,174
Electrical Components & Equipment - 0.1%
Anixter International, Inc. 5.950% 3/01/15	715,000	622,050
Electronics - 0.1%
Thomas & Betts Corp.Series B 6.390% 2/10/09	275,000	274,217
Environmental Controls - 0.4%
Allied Waste North America, Inc.Series B 5.750% 2/15/11	550,000	526,625
Allied Waste North America, Inc. 6.500% 11/15/10	1,540,000	1,505,350
		2,031,975

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Foods - 0.7%
Kellogg Co. 5.125% 12/03/12	$850,000	$847,577
Sara Lee Corp. 3.875% 6/15/13	210,000	195,013
Smithfield Foods, Inc. 7.000% 8/01/11	3,535,000	3,075,450
		4,118,040
Forest Products & Paper - 0.2%
Rock-Tenn Co. 5.625% 3/15/13	140,000	128,800
Rock-Tenn Co. 8.200% 8/15/11	590,000	604,750
Rock-Tenn Co. (b) 9.250% 3/15/16	200,000	203,000
		936,550
Gas - 0.1%
Piedmont Natural Gas Co.Series E 6.000% 12/19/33	475,000	412,531
Southwest Gas Corp. 8.375% 2/15/11	305,000	317,404
		729,935
Health Care -Products - 0.3%
Covidien International Finance SA 5.450% 10/15/12	1,000,000	981,720
Covidien International Finance SA 6.550% 10/15/37	550,000	528,767
		1,510,487
Holding Company -Diversified - 0.3%
Leucadia National Corp. 7.750% 8/15/13	2,000,000	1,962,500
Home Builders - 0.1%
Centex Corp. 7.875% 2/01/11	460,000	434,700
D.R. Horton, Inc. 4.875% 1/15/10	120,000	111,600
Lennar Corp.Series B 5.125% 10/01/10	105,000	88,200
		634,500
Household Products - 0.1%
Kimberly-Clark Corp. 6.125% 8/01/17	750,000	751,187
Housewares - 0.1%
Newell Rubbermaid, Inc. 4.000% 5/01/10	450,000	442,517
Toro Co. 7.800% 6/15/27	235,000	262,295
		704,812

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Insurance - 0.2%
Lincoln National Corp. 6.300% 10/09/37	$400,000	$335,385
MetLife, Inc.Series A 6.817% 8/15/18	790,000	747,501
		1,082,886
Investment Companies - 0.0%
Xstrata Finance Canada (b) 5.800% 11/15/16	285,000	256,793
Iron & Steel - 0.1%
Reliance Steel & Aluminum Co. 6.200% 11/15/16	385,000	353,187
Leisure Time - 0.2%
Brunswick Corp. 9.750% 8/15/13	855,000	873,606
Lodging - 0.4%
Marriott International, Inc. 6.200% 6/15/16	1,125,000	1,005,873
MGM Mirage 6.000% 10/01/09	360,000	336,600
MGM Mirage 6.750% 9/01/12	100,000	78,250
MGM Mirage 6.750% 4/01/13	335,000	261,300
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	250,000	235,632
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/01/12	495,000	491,005
		2,408,660
Machinery -Diversified - 0.3%
Briggs & Stratton Corp. 8.875% 3/15/11	725,000	710,500
Roper Industries, Inc. 6.625% 8/15/13	910,000	930,497
		1,640,997
Manufacturing - 0.8%
Bombardier, Inc. (b) 6.750% 5/01/12	310,000	297,600
Cooper US, Inc. 6.100% 7/01/17	635,000	642,213
General Electric Co. 5.250% 12/06/17	400,000	350,013
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	1,470,000	1,448,689
Pentair, Inc. 7.850% 10/15/09	850,000	849,330
Tyco Electronics Group SA 6.000% 10/01/12	375,000	369,578
Tyco Electronics Group SA 6.550% 10/01/17	325,000	312,743

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Tyco Electronics Group SA 7.125% 10/01/37	$400,000	$377,961
		4,648,127
Media - 2.5%
Belo Corp. 8.000% 11/01/08	555,000	554,901
CBS Corp. 6.625% 5/15/11	780,000	758,470
CBS Corp. 7.875% 7/30/30	375,000	309,811
Comcast Corp. 6.950% 8/15/37	610,000	520,301
COX Communications, Inc. 4.625% 1/15/10	2,565,000	2,527,305
COX Communications, Inc. 6.750% 3/15/11	475,000	482,496
Echostar DBS Corp. 7.125% 2/01/16	600,000	481,500
HSN (b) 11.250% 8/01/16	1,300,000	1,235,000
McGraw-Hill Cos., Inc. 5.375% 11/15/12	750,000	753,433
News America, Inc. 4.750% 3/15/10	800,000	795,918
Rogers Cable, Inc. 5.500% 3/15/14	225,000	207,853
Rogers Communications, Inc. 7.500% 8/15/38	200,000	199,311
Scholastic Corp. 5.000% 4/15/13	500,000	417,500
Shaw Communications, Inc. 8.250% 4/11/10	1,325,000	1,318,375
Thomson Corp. 5.700% 10/01/14	1,485,000	1,475,713
Thomson Corp. 6.200% 1/05/12	650,000	661,466
Thomson Reuters Corp. 5.950% 7/15/13	400,000	399,528
Time Warner, Inc. 5.875% 11/15/16	845,000	742,653
Viacom, Inc. 6.250% 4/30/16	315,000	283,692
		14,125,226
Metal Fabricate & Hardware - 0.1%
Timken Co. 5.750% 2/15/10	730,000	712,163
Mining - 0.5%
Alcan, Inc. 6.250% 11/01/08	800,000	799,941
Codelco, Inc. (b) 6.150% 10/24/36	415,000	369,213
Vale Overseas Ltd. 6.250% 1/23/17	455,000	425,170

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Vale Overseas Ltd. 6.875% 11/21/36	$420,000	$373,845
Vulcan Materials Co. 6.000% 4/01/09	800,000	803,816
		2,771,985
Office Equipment/Supplies - 0.1%
Xerox Corp. 5.500% 5/15/12	350,000	333,704
Oil & Gas - 1.3%
Mobil Corp. 8.625% 8/15/21	1,000,000	1,284,578
OAO Gazprom (b) 9.625% 3/01/13	400,000	401,164
Pemex Project Funding Master Trust (b) 6.625% 6/15/35	2,000,000	1,831,580
Pemex Project Funding Master Trust (Acquired 5/28/08, Cost $1,096,689) (b) (c) 6.625% 6/15/38	1,100,000	996,930
The Premcor Refining Group, Inc. 6.750% 5/01/14	280,000	283,473
Shell International Finance 5.625% 6/27/11	1,375,000	1,449,938
Tesoro Corp. 6.500% 6/01/17	330,000	264,000
XTO Energy, Inc. 4.900% 2/01/14	1,000,000	933,931
		7,445,594
Oil & Gas Services - 0.0%
Hornbeck Offshore Services, Inc.Series B 6.125% 12/01/14	210,000	191,625
Packaging & Containers - 0.5%
Packaging Corp. of America 5.750% 8/01/13	260,000	258,143
Pactiv Corp. 5.875% 7/15/12	345,000	346,770
Pactiv Corp. 6.400% 1/15/18	300,000	295,513
Sealed Air Corp. (b) 6.875% 7/15/33	200,000	188,124
Sonoco Products Co. 6.500% 11/15/13	1,500,000	1,643,451
		2,732,001
Pharmaceuticals - 0.1%
Abbott Laboratories 5.600% 11/30/17	450,000	436,187
Wyeth 6.000% 2/15/36	430,000	400,556
		836,743
Pipelines - 2.6%
Boardwalk Pipelines LLC 5.500% 2/01/17	235,000	213,980

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
CenterPoint Energy Resources Corp. 6.125% 11/01/17	$1,000,000	$893,890
Colonial Pipeline Co. (b) 7.630% 4/15/32	500,000	507,224
Consolidated Natural Gas Co.Series C 6.250% 11/01/11	1,050,000	1,059,376
Duke Capital LLC 7.500% 10/01/09	700,000	707,220
Duke Energy Field Services Corp. 7.875% 8/16/10	600,000	614,400
Enbridge Energy Partners LP 4.000% 1/15/09	1,000,000	992,933
Enbridge, Inc. 5.800% 6/15/14	1,200,000	1,141,488
Enterprise Products Operating LP 7.500% 2/01/11	195,000	200,843
Gulf South Pipeline Co. LP (b) 5.050% 2/01/15	225,000	211,255
Kern River Funding Corp. (b) 4.893% 4/30/18	821,333	774,493
Kinder Morgan Energy Partners LP 6.000% 2/01/17	220,000	199,425
Kinder Morgan Energy Partners LP 6.500% 2/01/37	150,000	121,244
Kinder Morgan Energy Partners LP 6.950% 1/15/38	655,000	561,349
Pacific Energy Partners LP / Pacific Energy Finance Corp. 6.250% 9/15/15	150,000	140,840
Pacific Energy Partners LP / Pacific Energy Finance Corp. 7.125% 6/15/14	490,000	481,597
Plains All American Pipeline Co. 5.625% 12/15/13	590,000	570,171
Rockies Express Pipeline LLC (b) 6.250% 7/15/13	750,000	739,847
Rockies Express Pipeline LLC (b) 6.850% 7/15/18	495,000	475,176
Southern Natural Gas Co. (b) 5.900% 4/01/17	370,000	327,447
Texas Eastern Transmission LP (b) 6.000% 9/15/17	275,000	267,035
Trans-Canada Pipelines Ltd. 6.200% 10/15/37	430,000	369,254
Trans-Canada Pipelines Ltd. 6.490% 1/21/09	2,500,000	2,520,150
Transcontinental Gas Pipe Line Corp. 8.875% 7/15/12	600,000	651,698
		14,742,335
Real Estate Investment Trusts (REITS) - 0.9%
Boston Properties LP 5.000% 6/01/15	200,000	177,993
Brandywine Operating Partnership LP 5.625% 12/15/10	465,000	447,121

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
BRE Properties, Inc. 7.450% 1/15/11	$1,865,000	$1,879,571
iStar Financial, Inc.Series B 4.875% 1/15/09	190,000	114,000
iStar Financial, Inc.Series B 5.700% 3/01/14	350,000	171,500
Prologis 5.250% 11/15/10	970,000	967,260
Senior Housing Properties Trust 8.625% 1/15/12	125,000	126,875
Weingarten Realty Investors, Series A 7.500% 12/19/10	955,000	1,009,987
		4,894,307
Retail - 0.4%
J.C. Penney Corp., Inc. 7.950% 4/01/17	160,000	155,312
Lowe's Cos., Inc. 5.600% 9/15/12	425,000	433,472
McDonald's Corp. 6.300% 10/15/37	200,000	194,040
Target Corp. 7.000% 1/15/38	475,000	446,925
Wal-Mart Stores, Inc. 6.500% 8/15/37	610,000	572,341
Yum! Brands, Inc. 6.875% 11/15/37	765,000	645,867
		2,447,957
Savings & Loans - 0.1%
Glencore Funding LLC (b) 6.000% 4/15/14	645,000	608,823
Washington Mutual Bank 5.650% 8/15/14	1,125,000	1,406
		610,229
Software - 0.4%
Fiserv, Inc. 6.125% 11/20/12	2,348,000	2,276,785
Telecommunications - 2.1%
AT&T, Inc. 4.125% 9/15/09	1,900,000	1,884,994
AT&T, Inc. 6.500% 9/01/37	1,350,000	1,148,418
British Telecom PLC STEP 9.125% 12/15/30	335,000	334,191
Deutsche Telekom International Finance B.V. STEP 8.250% 6/15/30	2,415,000	2,335,450
Embarq Corp. 7.082% 6/01/16	340,000	275,550
Qwest Corp. 7.875% 9/01/11	1,150,000	1,104,000
Qwest Corp. 8.875% 3/15/12	1,130,000	1,107,400

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Rogers Wireless Communications, Inc. 6.375% 3/01/14	$410,000	$392,117
Rogers Wireless Communications, Inc. 6.800% 8/15/18	445,000	420,983
Sprint Capital Corp. 6.900% 5/01/19	360,000	279,000
Sprint Nextel Corp. 6.000% 12/01/16	505,000	388,850
Telecom Italia Capital SA 6.000% 9/30/34	115,000	80,571
Telefonica Emisones, S.A.U. 7.045% 6/20/36	905,000	818,527
Verizon Global Funding Corp. 7.750% 12/01/30	250,000	236,171
Verizon New England, Inc. 6.500% 9/15/11	730,000	723,700
Vodafone Group PLC 7.750% 2/15/10	650,000	669,942
		12,199,864
Textiles - 0.0%
Mohawk Industries, Inc.Series D 7.200% 4/15/12	250,000	253,988
Transportation - 0.4%
Burlington Northern Santa Fe Corp. 6.750% 3/15/29	665,000	646,328
Canadian National Railway Co. 5.850% 11/15/17	365,000	366,892
Canadian National Railway Co. 6.375% 11/15/37	325,000	311,198
Con-way, Inc. 8.875% 5/01/10	600,000	625,660
CSX Corp. 7.250% 5/01/27	50,000	45,284
		1,995,362
TOTAL CORPORATE DEBT (Cost $183,680,209)		165,767,846
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.4%
Commercial MBS - 4.6%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.745% 2/10/51	2,425,000	2,162,864
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 2/11/44	1,325,000	1,258,599
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	900,000	859,196
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	700,000	617,740
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/49	1,825,000	1,750,923

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 6.010% 12/10/49	$1,125,000	$1,008,719
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ (b) 6.426% 1/15/18	1,650,000	1,181,041
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	975,000	873,216
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A3 5.398% 2/15/40	4,450,000	4,106,616
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	975,000	858,234
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	800,000	706,322
Morgan Stanley Capital I, Series 2007-HQ11, Class A31 5.439% 2/12/44	4,200,000	3,909,861
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	2,300,000	2,205,384
Starwood Commercial Mortgage Trust, Series 1999-C1, Class B (b) 6.920% 2/03/09	1,000,000	1,006,816
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	1,475,000	1,290,562
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN 6.055% 2/15/51	2,450,000	2,371,011
		26,167,104
Home Equity ABS - 0.1%
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	6,142	5,875
Terwin Mortgage Trust, Series 2006-10SL, Class A2 STEP (d) 5.000% 12/25/37	2,875,000	538,927
		544,802
Student Loans ABS - 0.4%
Ares High Yield CSO PLC (Acquired 2/15/07, Cost $691,900), Series 2005-2A, Class 2B1 FRN (b) (c) 4.063% 9/20/10	680,000	623,900
Galena CDO Cayman Islands Ltd. (Acquired 4/24/07, Cost $883,208), Series 2005-1, Class B1U7 FRN (b) (c) 3.963% 1/11/13	875,000	583,275
Newport Waves CDO (Acquired 3/30/07, Cost $1,398,376), Series 2007-1A, Class A3LS FRN (b) (c) 3.804% 6/20/14	1,400,000	596,312
Salt Creek High Yield CSO Ltd. (Acquired 1/23/07, Cost $400,500), Series 2005-1A, Class B2 FRN (b) (c) 5.804% 9/20/10	400,000	321,813
Salt Creek High Yield CSO Ltd. (Acquired 1/23/07, Cost $505,625), Series 2005-1A, Class A7 FRN (b) (c) 5.204% 9/20/10	500,000	408,281
		2,533,581
WL Collateral CMO - 2.3%
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A 5.000% 12/25/33	1,337,657	1,151,639
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN 3.268% 7/20/36	911,880	788,662
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 4.519% 8/25/34	423,892	390,882
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 5.381% 9/25/33	62,504	40,478

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 6.566% 2/25/34	$72,203	$50,168
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 4.854% 8/25/34	108,457	96,435
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 3.220% 1/19/38	1,272,275	770,670
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 3.317% 5/25/37	1,926,075	1,623,913
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 5.765% 8/25/34	198,468	130,983
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A6 FRN 3.788% 11/21/34	600,000	539,340
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 3.457% 8/25/36	531,846	380,945
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 5.563% 7/25/33	13,402	11,830
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 6.902% 2/25/34	27,376	22,037
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 6.427% 2/25/34	2,800	2,170
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 3.387% 6/25/46	2,573,211	1,524,763
Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1 FRN 3.397% 4/25/46	1,641,385	971,977
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 6.314% 3/25/34	126,931	120,457
Washington Mutual MSC Mortgage, Series 2004-RA4, Class 2A 6.500% 8/25/34	217,463	195,725
Washington Mutual, Inc., Series 2004-AR14, Class A1 VRN 4.254% 1/25/35	1,783,350	1,554,195
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 4.255% 4/25/44	329,000	180,636
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1 FRN 4.245% 9/25/34	1,185,641	982,815
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1 FRN 4.570% 12/25/34	1,518,710	1,266,562
		12,797,282
WL Collateral PAC - 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 5.373% 6/25/32	96,937	60,420
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $51,138,556)		42,103,189
SOVEREIGN DEBT OBLIGATIONS - 0.6%
Province of Ontario 4.750% 1/19/16	1,700,000	1,747,234
United Mexican States 5.625% 1/15/17	1,405,000	1,351,174
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $3,031,032)		3,098,408

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES - 44.3%
Collateralized Mortgage Obligations - 0.1%
Federal Home Loan Mortgage Corp., Series 2178, Class PB 7.000% 8/15/29	$434,771	$452,875
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	313,036	334,490
		787,365
Pass-Through Securities - 44.2%
Connecticut State Health & Educational Facilities Authority, (Yale University) 5.000% 7/01/42	2,775,000	2,632,088
Federal Home Loan Mortgage Corp.
Pool #G01842 4.500% 6/01/35	696,361	657,381
Pool #G01953 4.500% 10/01/35	9,441,203	8,909,766
Pool #G04494 4.500% 5/01/38	1,847,962	1,744,519
Pool #G11723 5.500% 7/01/20	128,757	129,824
Pool #G18090 5.500% 12/01/20	4,118,059	4,150,875
Pool #J00900 5.500% 12/01/20	1,700,532	1,713,286
Pool #J00667 5.500% 12/01/20	3,953,541	3,986,281
Pool #J00939 5.500% 1/01/21	2,389,674	2,408,717
Pool #C01283 5.500% 11/01/31	640,879	639,402
Pool #A69443 5.500% 12/01/37	6,729,859	6,695,421
Pool #E85389 6.000% 9/01/16	177,414	182,926
Pool #G11431 6.000% 2/01/18	123,229	127,072
Pool #E85301 6.500% 9/01/16	252,715	260,800
Pool #E85032 6.500% 9/01/16	65,330	67,999
Pool #E85409 6.500% 9/01/16	233,287	242,931
Pool #C01079 7.500% 10/01/30	15,061	16,141
Pool #C01135 7.500% 2/01/31	54,014	57,880
Pool #554904 9.000% 3/01/17	1,138	1,228
Federal National Mortgage Association
Pool #775539 1.000% 5/01/34	859,041	866,890
3.250% 2/10/10	8,000,000	8,020,320
Pool #888586 4.348% 10/01/34	2,006,598	1,993,820

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
4.375% 10/15/15	$5,300,000	$5,278,864
Pool #753118 4.500% 12/01/33	30,107	28,492
Pool #779670 4.500% 6/01/34	174,342	164,855
Pool #805252 4.500% 1/01/35	100,204	94,751
Pool #809640 4.500% 2/01/35	142,646	134,884
Pool #815426 4.500% 2/01/35	3,086,854	2,918,886
Pool #797524 4.500% 3/01/35	190,583	180,064
Pool #809923 4.500% 3/01/35	690,859	653,267
Pool #815501 4.500% 3/01/35	65,586	61,966
Pool #814675 4.500% 4/01/35	58,890	55,639
Pool #825320 4.500% 5/01/35	777,226	734,326
Pool #823292 4.500% 6/01/35	483,463	456,778
Pool #824765 4.500% 6/01/35	423,601	400,220
Pool #825131 4.500% 6/01/35	407,228	384,751
Pool #828532 4.500% 7/01/35	95,723	90,440
Pool #829199 4.500% 7/01/35	177,795	167,981
Pool #820260 4.500% 7/01/35	735,795	695,183
Pool #789822 4.500% 8/01/35	729,692	689,417
Pool #828272 4.500% 8/01/35	36,180	34,183
Pool #829239 4.500% 8/01/35	155,403	146,825
Pool #829667 4.500% 8/01/35	519,057	490,408
Pool #817421 4.500% 8/01/35	773,663	730,960
Pool #817428 4.500% 8/01/35	77,929	73,603
Pool #825779 4.500% 8/01/35	30,185	28,510
Pool #827641 4.500% 8/01/35	151,523	143,349
Pool #834249 4.500% 8/01/35	67,699	63,962
Pool #835751 4.500% 8/01/35	361,329	341,385
Pool #838509 4.500% 8/01/35	406,040	383,628
Pool #829685 4.500% 9/01/35	454,306	429,088

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #833408 4.500% 9/01/35	$408,991	$386,289
Pool #255895 4.500% 9/01/35	151,750	143,326
Pool #843901 4.500% 9/01/35	73,556	69,473
Pool #832629 4.500% 9/01/35	778,996	735,755
Pool #833539 4.500% 9/01/35	62,886	59,396
Pool #833836 4.500% 9/01/35	1,178,587	1,113,166
Pool #835290 4.500% 9/01/35	734,506	693,735
Pool #835762 4.500% 9/01/35	107,009	101,069
Pool #837987 4.500% 9/01/35	954,668	901,677
Pool #838528 4.500% 9/01/35	762,722	720,385
Pool #839741 4.500% 9/01/35	657,993	621,469
Pool #797680 4.500% 10/01/35	99,938	94,391
Pool #817601 4.500% 10/01/35	131,869	124,549
Pool #844797 4.500% 10/01/35	26,932	25,437
Pool #840152 4.500% 10/01/35	393,268	371,438
Pool #840237 4.500% 10/01/35	128,282	121,161
Pool #842928 4.500% 10/01/35	189,128	178,630
Pool #843796 4.500% 11/01/35	30,297	28,615
Pool #844097 4.500% 11/01/35	157,415	148,678
Pool #845203 4.500% 11/01/35	34,861	32,926
Pool #847818 4.500% 11/01/35	233,791	220,813
Pool #838645 4.500% 11/01/35	289,763	273,679
Pool #839114 4.500% 11/01/35	539,613	509,661
Pool #843120 4.500% 11/01/35	441,138	416,652
Pool #827693 4.500% 12/01/35	19,864	18,787
Pool #256078 4.500% 12/01/35	725,197	684,943
Pool #848659 4.500% 12/01/35	970,270	916,413
Pool #849369 4.500% 12/01/35	768,311	725,664
Pool #863782 4.500% 12/01/35	140,746	132,934

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #848501 4.500% 12/01/35	$206,425	$194,967
Pool #838669 4.500% 12/01/35	367,082	346,706
Pool #898091 4.500% 1/01/36	452,250	427,712
Pool #256117 4.500% 1/01/36	726,841	686,496
Pool #849216 4.500% 1/01/36	60,120	56,783
Pool #845378 4.500% 1/01/36	465,836	439,979
Pool #256214 4.500% 3/01/36	38,346	36,212
Pool #256292 4.500% 4/01/36	977,390	922,984
Pool #867438 4.500% 5/01/36	92,427	87,283
Pool #882206 4.500% 8/01/36	665,255	628,016
Pool #256536 4.500% 11/01/36	189,322	178,724
Pool #256593 4.500% 12/01/36	147,833	139,535
Pool #871113 4.500% 12/01/36	399,999	377,546
Pool #871142 4.500% 1/01/37	481,306	454,289
Pool #871062 4.500% 1/01/37	974,437	919,740
Pool #953596 4.500% 1/01/38	2,995,714	2,826,620
Pool #961806 4.500% 2/01/38	499,900	471,683
Pool #953609 4.500% 3/01/38	11,528,206	10,877,493
Pool #961904 4.500% 3/01/38	954,555	900,675
Pool #962127 4.500% 3/01/38	500,462	472,213
Pool #973013 4.500% 3/01/38	500,001	471,778
Pool #975211 4.500% 3/01/38	3,999,602	3,773,843
Pool #963806 4.500% 6/01/38	1,797,399	1,695,944
Pool #964747 4.500% 7/01/38	2,554,302	2,410,123
Pool #834635 5.000% 8/01/35	8,350,960	8,143,164
Pool #834646 5.000% 8/01/35	6,725,004	6,557,667
Pool #918461 5.000% 5/01/37	8,017,470	7,811,709
Pool # 963339 5.000% 5/01/38	7,959,303	7,755,034
Pool #984762 5.000% 6/01/38	712,771	694,479

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #963798 5.000% 6/01/38	$246,155	$239,838
Pool #963869 5.000% 6/01/38	57,645	56,165
Pool #981319 5.000% 6/01/38	499,401	486,585
Pool #981687 5.000% 6/01/38	1,194,238	1,163,589
Pool #981815 5.000% 6/01/38	1,086,863	1,058,969
Pool #983313 5.000% 7/01/38	641,375	624,915
Pool #986040 5.000% 7/01/38	1,150,926	1,121,389
Pool #986654 5.000% 7/01/38	1,197,969	1,167,224
Pool #987078 5.000% 7/01/38	346,843	337,942
Pool #987221 5.000% 7/01/38	86,476	84,257
Pool #964425 5.000% 7/01/38	1,210,333	1,179,271
Pool #964572 5.000% 7/01/38	1,142,267	1,112,952
Pool #934381 5.000% 8/01/38	86,108	83,898
Pool #964821 5.000% 8/01/38	998,965	973,327
Pool #255148 5.500% 2/01/14	6,795	6,939
Pool #738739 5.500% 9/01/18	238,770	242,016
Pool #737039 5.500% 10/01/18	431,003	436,862
Pool #738636 5.500% 11/01/18	14,151	14,343
Pool #746427 5.500% 11/01/18	297,264	300,840
Pool #748760 5.500% 11/01/18	255,387	258,859
Pool #750461 5.500% 12/01/18	19,663	19,930
Pool #761018 5.500% 12/01/18	6,938	7,032
Pool #767849 5.500% 1/01/19	9,254	9,365
Pool #785936 5.500% 7/01/19	9,593	9,702
Pool #786160 5.500% 7/01/19	208,702	211,213
Pool #779844 5.500% 7/01/19	270,139	273,220
Pool #786687 5.500% 8/01/19	47,907	48,453
Pool #796167 5.500% 9/01/19	232,339	235,135
Pool #772702 5.500% 9/01/19	154,055	155,909

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #800272 5.500% 12/01/19	$175,576	$177,387
Pool #806069 5.500% 12/01/19	735,785	743,373
Pool #805114 5.500% 1/01/20	663,189	670,028
Pool #255624 5.500% 2/01/20	11,807	11,929
Pool #819237 5.500% 5/01/20	119,877	121,113
Pool #822386 5.500% 5/01/20	663,993	670,530
Pool #824562 5.500% 5/01/20	668,479	675,060
Pool #825671 5.500% 6/01/20	139,366	140,695
Pool #781927 5.500% 2/01/21	491,394	495,617
Pool #788209 5.500% 2/01/21	61,001	61,582
Pool #831363 5.500% 2/01/21	134,535	135,817
Pool #865590 5.500% 2/01/21	49,669	50,119
Pool #847839 5.500% 2/01/21	353,706	357,078
Pool #831431 5.500% 3/01/21	408,121	411,819
Pool #811550 5.500% 3/01/21	559,631	564,440
Pool #865712 5.500% 3/01/21	314,696	317,548
Pool #865902 5.500% 3/01/21	566,540	571,674
Pool #867765 5.500% 3/01/21	13,005	13,116
Pool #869247 5.500% 3/01/21	371,245	374,436
Pool #869803 5.500% 3/01/21	742,055	748,432
Pool #870552 5.500% 3/01/21	783,013	790,109
Pool #845461 5.500% 3/01/21	727,617	733,870
Pool #871495 5.500% 4/01/21	699,075	705,083
Pool #879609 5.500% 4/01/21	640,771	646,578
Pool #869938 5.500% 4/01/21	604,581	609,777
Pool #888468 5.500% 9/01/21	7,459,980	7,527,587
Pool #254548 5.500% 12/01/32	572,853	572,472
Pool #710101 5.500% 5/01/33	580,466	579,899
Pool #555880 5.500% 11/01/33	1,170,254	1,169,111

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #756231 5.500% 1/01/34	$270,435	$270,086
Pool #768890 5.500% 2/01/34	37,507	37,459
Pool #767689 5.500% 3/01/34	100,585	100,456
Pool #770763 5.500% 4/01/34	91,574	91,456
Pool #725727 5.500% 8/01/34	153,881	153,659
Pool #813109 5.500% 2/01/35	251,017	250,537
Pool #815670 5.500% 2/01/35	305,971	305,385
Pool #735480 5.500% 4/01/35	5,105,983	5,096,210
Pool #255706 5.500% 5/01/35	1,020,064	1,017,952
Pool #839331 5.500% 10/01/35	5,176,467	5,164,132
Pool #879355 5.500% 2/01/36	1,679,053	1,676,102
Pool #967740 5.500% 7/01/37	11,919,991	11,886,000
Pool #986245 5.500% 7/01/38	5,350,077	5,334,821
Pool #587994 6.000% 6/01/16	43,706	44,977
Pool #846765 6.000% 1/01/36	815,680	826,736
Pool #852680 6.000% 3/01/36	756,509	766,645
Pool #880938 6.000% 5/01/36	815,330	826,254
Pool #896113 6.000% 6/01/36	726,609	736,345
Pool #872758 6.000% 6/01/36	690,681	699,935
Pool #881569 6.000% 6/01/36	757,976	768,132
Pool #885283 6.000% 6/01/36	649,258	657,957
Pool #885773 6.000% 6/01/36	10,754,803	10,898,900
Pool #885866 6.000% 6/01/36	418,709	424,319
Pool #885298 6.000% 7/01/36	730,206	739,990
Pool #887378 6.000% 7/01/36	684,572	693,744
Pool #831663 6.000% 8/01/36	720,697	730,353
Pool #887317 6.000% 8/01/36	841,702	852,979
Pool #887823 6.000% 8/01/36	771,432	781,768
Pool #895323 6.000% 9/01/36	657,971	666,787

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #896439 6.000% 9/01/36	$708,121	$717,609
Pool #870738 6.000% 9/01/36	797,365	808,049
Pool #901733 6.000% 10/01/36	729,303	739,075
Pool #253880 6.500% 7/01/16	204,979	212,972
Pool #797585 6.500% 6/01/35	478,011	491,810
Pool #863711 6.500% 5/01/36	411,532	422,704
Pool #745820 6.500% 8/01/36	3,503,633	3,596,014
Pool #878169 6.500% 8/01/36	1,154,573	1,185,015
Pool #745876 6.500% 9/01/36	4,565,315	4,689,256
Pool #878230 6.500% 10/01/36	311,991	320,217
Pool #894228 6.500% 10/01/36	269,396	276,499
Pool #871103 6.500% 11/01/36	3,540,432	3,633,783
Pool #905590 6.500% 12/01/36	433,049	444,467
Pool #955771 6.500% 10/01/37	3,623,747	3,719,295
Pool #974664 6.500% 3/01/38	989,071	1,015,150
Pool #575667 7.000% 3/01/31	81,624	85,775
Pool #572577 7.000% 4/01/31	13,110	13,777
Pool #497120 7.500% 8/01/29	1,634	1,748
Pool #507053 7.500% 9/01/29	5,233	5,593
Pool #529453 7.500% 1/01/30	13,714	14,676
Pool #531196 7.500% 2/01/30	943	1,009
Pool #532418 7.500% 2/01/30	13,347	14,278
Pool #530299 7.500% 3/01/30	6,008	6,426
Pool #536386 7.500% 4/01/30	3,412	3,650
Pool #535996 7.500% 6/01/31	51,549	55,179
Pool #523499 8.000% 11/01/29	8,227	8,805
Pool #252926 8.000% 12/01/29	1,734	1,857
Pool #532819 8.000% 3/01/30	719	770
Pool #537033 8.000% 4/01/30	15,764	16,887

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #534703 8.000% 5/01/30	$9,308	$9,953
Pool #253437 8.000% 9/01/30	1,186	1,270
Pool #253481 8.000% 10/01/30	640	685
Pool #596656 8.000% 8/01/31	6,485	6,919
Pool #599652 8.000% 8/01/31	133,681	143,100
Pool #602008 8.000% 8/01/31	31,898	34,116
Pool #190317 8.000% 8/01/31	25,192	26,981
Pool #597220 8.000% 9/01/31	15,119	16,174
Pool #36339 9.000% 5/01/09	2,403	2,406
Government National Mortgage Association
Pool #008746 5.125% 11/20/25	18,684	18,631
Pool #080136 5.125% 11/20/27	4,017	4,004
Pool #658499 6.000% 7/15/37	851,265	864,765
Pool #670566 6.000% 7/15/37	20,928	21,260
Pool #670572 6.000% 7/15/37	337,998	343,359
Pool #671453 6.000% 7/15/37	212,955	216,332
Pool #670907 6.000% 7/15/37	511,951	520,071
Pool #671330 6.000% 7/15/37	901,563	915,861
Pool #671325 6.000% 7/15/37	835,536	848,787
Pool #671007 6.000% 8/15/37	3,035,564	3,083,707
Pool #659654 6.500% 9/15/36	3,020,350	3,098,336
Pool #371146 7.000% 9/15/23	4,546	4,843
Pool #352022 7.000% 11/15/23	49,313	52,514
Pool #374440 7.000% 11/15/23	3,059	3,259
Pool #491089 7.000% 12/15/28	50,853	53,447
Pool #483598 7.000% 1/15/29	17,910	18,824
Pool #480539 7.000% 4/15/29	1,033	1,086
Pool #478658 7.000% 5/15/29	18,011	18,930
Pool #488634 7.000% 5/15/29	7,905	8,313

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #500928 7.000% 5/15/29	$19,049	$20,021
Pool #498541 7.000% 6/15/29	16,443	17,282
Pool #509546 7.000% 6/15/29	28,985	30,463
Pool #499410 7.000% 7/15/29	4,035	4,241
Pool #508655 7.000% 7/15/29	556	584
Pool #510083 7.000% 7/15/29	9,321	9,796
Pool #516706 7.000% 8/15/29	1,335	1,403
Pool #493723 7.000% 8/15/29	34,437	36,194
Pool #507093 7.000% 8/15/29	9,145	9,617
Pool #505558 7.000% 9/15/29	3,065	3,221
Pool #581417 7.000% 7/15/32	77,720	81,393
Pool #591581 7.000% 8/15/32	48,237	50,517
Pool #316512 7.250% 11/20/21	57,184	61,261
Pool #210946 7.500% 3/15/17	13,982	14,803
Pool #203940 7.500% 4/15/17	46,148	48,829
Pool #181168 7.500% 5/15/17	17,789	18,884
Pool #193870 7.500% 5/15/17	25,737	27,181
Pool #192796 7.500% 6/15/17	1,933	2,047
Pool #226163 7.500% 7/15/17	22,115	23,438
Pool #385760 7.500% 6/15/24	1,541	1,648
New Valley Generation IV 4.687% 1/15/22	469,514	484,093
		251,746,428
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $249,403,765)		252,533,793
U.S. TREASURY OBLIGATIONS - 14.8%
U.S. Treasury Bonds & Notes - 14.8%
U.S. Treasury Bond (f) 4.375% 2/15/38	14,140,000	14,310,439
U.S. Treasury Inflation Index 4.000% 11/15/12	11,740,000	12,345,344
U.S. Treasury Note 3.500% 2/15/18	8,500,000	8,332,989

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 4.875% 5/31/11	$31,550,000	$33,816,423
United States Treasury Principal Strip 0.000% 5/15/16	21,000,000	15,652,881
		84,458,076
TOTAL U.S. TREASURY OBLIGATIONS (Cost $79,875,150)		84,458,076
TOTAL BONDS & NOTES (Cost $567,128,712)		547,961,312
TOTAL LONG-TERM INVESTMENTS (Cost $567,578,712)		548,370,812
SHORT-TERM INVESTMENTS - 2.4%
Commercial Paper - 2.4%
Computer Sciences Co. 7.000% 10/01/08	10,630,000	10,630,000
ONEOK, Inc. 3.100% 10/01/08	3,045,000	3,045,000
TOTAL SHORT-TERM INVESTMENTS (Cost $13,675,000)		13,675,000
TOTAL INVESTMENTS - 98.7% (Cost $581,253,712) (g)		562,045,812
Other Assets/ (Liabilities) - 1.3%		7,672,317
NET ASSETS - 100.0%		$569,718,129

Notes to Portfolio of Investments
CBO - Collateralized Bond Obligation
FRN - Floating Rate Note
STEP - Step Up Bond
VRN - Variable Rate Note
(a) Non-income producing security.

(b)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities amounted to a value of $23,924,480 or 4.20% of net assets.

(c) Restricted security. (Note 2).
(d) This security is valued in good faith under procedures established by the Board of Trustees.
(e) Security is currently in default.
(f) This security is held as collateral for open futures contracts. (Note 2).
(g) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Blend Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES - 61.5%
COMMON STOCK - 61.5%
Advertising - 0.1%
Interpublic Group of Cos., Inc. (a)	13,300	$103,075
Omnicom Group, Inc.	12,780	492,797
		595,872
Aerospace & Defense - 2.1%
Boeing Co.	18,700	1,072,445
General Dynamics Corp.	46,600	3,430,692
Goodrich Corp.	6,600	274,560
L-3 Communications Holdings, Inc.	15,300	1,504,296
Lockheed Martin Corp.	17,400	1,908,258
Northrop Grumman Corp.	18,000	1,089,720
Raytheon Co.	41,020	2,194,980
United Technologies Corp.	47,200	2,834,832
		14,309,783
Agriculture - 0.9%
Altria Group, Inc.	210,000	4,166,400
Lorillard, Inc.	100	7,115
Philip Morris International, Inc.	43,040	2,070,224
Reynolds American, Inc.	2,260	109,881
		6,353,620
Airlines - 0.1%
Southwest Airlines Co.	32,100	465,771
Apparel - 0.1%
VF Corp.	5,800	448,398
Auto Manufacturers - 0.0%
Ford Motor Co. (a)	3,100	16,120
General Motors Corp.	600	5,670
		21,790
Automotive & Parts - 0.1%
The Goodyear Tire & Rubber Co. (a)	100	1,531
Johnson Controls, Inc.	18,100	548,973
		550,504
Banks - 3.7%
Bank of America Corp.	189,145	6,620,075
The Bank of New York Mellon Corp.	45,318	1,476,460
BB&T Corp.	26,200	990,360
Capital One Financial Corp.	15,533	792,183
Comerica, Inc.	6,740	221,005
Fifth Third Bancorp	14,400	171,360
Huntington Bancshares, Inc.	14,200	113,458
KeyCorp	12,100	144,474
M&T Bank Corp.	3,344	298,452

The accompanying notes are an integral part of the financial statements.

MML Blend Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Marshall & Ilsley Corp.	13,500	$272,025
National City Corp.	300	525
Northern Trust Corp.	13,000	938,600
PNC Financial Services Group, Inc.	21,300	1,591,110
Regions Financial Corp.	27,686	265,786
State Street Corp.	32,100	1,825,848
SunTrust Banks, Inc.	28,700	1,291,213
U.S. Bancorp	74,040	2,666,921
Wachovia Corp.	29,800	104,300
Wells Fargo & Co.	133,720	5,018,511
Zions Bancorp	2,600	100,620
		24,903,286
Beverages - 1.0%
Anheuser-Busch Cos., Inc.	36,900	2,394,072
The Coca-Cola Co.	28,900	1,528,232
Coca-Cola Enterprises, Inc.	13,500	226,395
Constellation Brands, Inc.Class A (a)	14,500	311,170
Molson Coors Brewing Co.Class B	7,600	355,300
The Pepsi Bottling Group, Inc.	10,300	300,451
PepsiCo, Inc.	23,800	1,696,226
		6,811,846
Biotechnology - 0.9%
Amgen, Inc. (a)	91,700	5,435,059
Biogen Idec, Inc. (a)	4,600	231,334
Millipore Corp. (a)	2,400	165,120
		5,831,513
Building Materials - 0.1%
Masco Corp.	25,500	457,470
Chemicals - 1.2%
Air Products & Chemicals, Inc.	9,400	643,806
Ashland, Inc.	43,456	1,270,654
CF Industries Holdings, Inc.	9,600	878,016
The Dow Chemical Co.	36,900	1,172,682
Eastman Chemical Co.	3,100	170,686
Monsanto Co.	26,700	2,642,766
PPG Industries, Inc.	6,500	379,080
Rohm & Haas Co.	4,900	343,000
The Sherwin-Williams Co.	4,200	240,072
Sigma-Aldrich Corp.	6,200	325,004
		8,065,766
Coal - 0.1%
Massey Energy Co.	2,400	85,608
Peabody Energy Corp.	8,200	369,000
		454,608
Commercial Services - 0.9%
Apollo Group, Inc.Class A (a)	6,500	385,450
Automatic Data Processing, Inc.	16,600	709,650
Donnelley (R.R.) & Sons Co.	7,900	193,787

The accompanying notes are an integral part of the financial statements.

MML Blend Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Equifax, Inc.	7,800	$268,710
H&R Block, Inc.	19,500	443,625
Mastercard, Inc.Class A	3,600	638,388
McKesson Corp.	20,120	1,082,657
Moody's Corp.	600	20,400
Paychex, Inc.	80	2,643
Robert Half International, Inc.	4,400	108,900
Ticketmaster (a)	100	1,073
Tree.com, Inc. (a)	100	482
Western Union Co.	86,500	2,133,955
		5,989,720
Computers - 3.7%
Affiliated Computer Services, Inc.Class A (a)	14,200	718,946
Apple, Inc. (a)	33,500	3,807,610
Computer Sciences Corp. (a)	5,900	237,121
Dell, Inc. (a)	88,800	1,463,424
EMC Corp. (a)	34,000	406,640
Hewlett-Packard Co.	157,300	7,273,552
International Business Machines Corp.	76,400	8,935,744
Lexmark International, Inc.Class A (a)	32,500	1,058,525
NetApp, Inc. (a)	21,640	394,497
Sun Microsystems, Inc. (a)	175	1,330
Teradata Corp. (a)	53,048	1,034,436
		25,331,825
Cosmetics & Personal Care - 1.6%
Colgate-Palmolive Co.	19,400	1,461,790
The Estee Lauder Cos., Inc.Class A	3,900	192,772
The Procter & Gamble Co.	133,893	9,331,003
		10,985,565
Distribution & Wholesale - 0.0%
Genuine Parts Co.	6,500	261,365
W.W. Grainger, Inc.	80	6,958
		268,323
Diversified Financial - 2.5%
American Express Co.	5,600	198,408
Ameriprise Financial, Inc.	9,180	350,676
The Charles Schwab Corp.	27,800	722,800
CIT Group, Inc.	7,900	54,984
Citigroup, Inc.	68,000	1,394,680
CME Group, Inc.	300	111,453
Discover Financial Services	24,950	344,809
Fannie Mae	1,780	2,724
Franklin Resources, Inc.	2,100	185,073
Freddie Mac	6,400	10,944
The Goldman Sachs Group, Inc.	24,900	3,187,200
IntercontinentalExchange, Inc. (a)	100	8,068
Invesco Ltd.	12,600	264,348
Janus Capital Group, Inc.	6,000	145,680
JP Morgan Chase & Co.	176,259	8,231,295
Legg Mason, Inc.	20	761

The accompanying notes are an integral part of the financial statements.

MML Blend Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Merrill Lynch & Co., Inc.	12,500	$316,250
Morgan Stanley	72,000	1,656,000
NYSE Euronext	100	3,918
		17,190,071
Electric - 2.1%
The AES Corp. (a)	15,600	182,364
Ameren Corp.	8,200	320,046
American Electric Power Co., Inc.	17,900	662,837
CenterPoint Energy, Inc.	61,448	895,297
Consolidated Edison, Inc.	10,900	468,264
Constellation Energy Group, Inc.	29,200	709,560
Dominion Resources, Inc.	22,500	962,550
DTE Energy Co.	8,400	337,008
Duke Energy Corp.	68,128	1,187,471
Edison International	19,600	782,040
Entergy Corp.	2,480	218,243
Exelon Corp.	24,400	1,527,928
FirstEnergy Corp.	8,700	582,813
FPL Group, Inc.	11,700	588,510
Integrys Energy Group, Inc.	6,400	319,616
Pepco Holdings, Inc.	7,900	180,989
PG&E Corp.	14,000	524,300
Pinnacle West Capital Corp.	17,500	602,175
PPL Corp.	3,400	125,868
Progress Energy, Inc.	10,500	452,865
Public Service Enterprise Group, Inc.	6,520	212,706
Southern Co.	39,200	1,477,448
TECO Energy, Inc.	18,760	295,095
Xcel Energy, Inc.	19,200	383,808
		13,999,801
Electrical Components & Equipment - 0.3%
Emerson Electric Co.	40,300	1,643,837
Molex, Inc.	5,000	112,250
		1,756,087
Electronics - 0.7%
Agilent Technologies, Inc. (a)	14,800	438,968
Amphenol Corp.Class A	4,100	164,403
Applera Corp. Applied Biosystems Group	25,700	880,225
Jabil Circuit, Inc.	86,000	820,440
PerkinElmer, Inc.	10,640	265,681
Thermo Fisher Scientific, Inc. (a)	36,040	1,982,200
Tyco Electronics Ltd.	4,004	110,751
Waters Corp. (a)	1,400	81,452
		4,744,120
Engineering & Construction - 0.2%
Fluor Corp.	29,100	1,620,870
Jacobs Engineering Group, Inc. (a)	300	16,293
		1,637,163

The accompanying notes are an integral part of the financial statements.

MML Blend Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Environmental Controls - 0.3%
Allied Waste Industries, Inc. (a)	31,340	$348,187
Waste Management, Inc.	52,600	1,656,374
		2,004,561
Foods - 1.2%
Dean Foods Co. (a)	8,100	189,216
General Mills, Inc.	18,600	1,278,192
H.J. Heinz Co.	15,600	779,532
The Hershey Co.	11,700	462,618
Kellogg Co.	3,200	179,520
Kraft Foods, Inc.Class A	58,000	1,899,500
The Kroger Co.	35,100	964,548
McCormick & Co., Inc.	5,800	223,010
Safeway, Inc.	19,000	450,680
Sara Lee Corp.	19,700	247,826
SuperValu, Inc.	8,500	184,450
Sysco Corp.	12,300	379,209
Wrigley (Wm.) Jr. Co.	13,600	1,079,840
		8,318,141
Forest Products & Paper - 0.1%
International Paper Co.	12,900	337,722
MeadWestvaco Corp.	14,600	340,326
Plum Creek Timber Co., Inc.	2,340	115,127
Weyerhaeuser Co.	200	12,116
		805,291
Gas - 0.2%
Nicor, Inc.	7,300	323,755
NiSource, Inc.	16,400	242,064
Sempra Energy	21,800	1,100,246
		1,666,065
Hand & Machine Tools - 0.1%
The Black & Decker Corp.	4,060	246,645
Snap-on, Inc.	2,220	116,905
The Stanley Works	3,500	146,090
		509,640
Health Care -Products - 2.5%
Baxter International, Inc.	18,700	1,227,281
Becton, Dickinson & Co.	9,500	762,470
Boston Scientific Corp. (a)	52,600	645,402
C.R. Bard, Inc.	4,400	417,428
Covidien Ltd.	22,700	1,220,352
Johnson & Johnson	125,200	8,673,856
Medtronic, Inc.	54,600	2,735,460
St. Jude Medical, Inc. (a)	13,200	574,068
Varian Medical Systems, Inc. (a)	6,300	359,919
		16,616,236
Health Care -Services - 0.8%
Aetna, Inc.	23,400	844,974

The accompanying notes are an integral part of the financial statements.

MML Blend Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Cigna Corp.	18,400	$625,232
Coventry Health Care, Inc. (a)	4,700	152,985
DaVita, Inc. (a)	1,620	92,356
Humana, Inc. (a)	1,400	57,680
Laboratory Corp. of America Holdings (a)	2,500	173,750
Quest Diagnostics, Inc.	16,500	852,555
UnitedHealth Group, Inc.	44,100	1,119,699
WellPoint, Inc. (a)	24,700	1,155,219
		5,074,450
Holding Company -Diversified - 0.0%
Leucadia National Corp.	4,100	186,304
Home Builders - 0.3%
Centex Corp.	28,900	468,180
D.R. Horton, Inc.	36,900	480,438
KB Home	11,108	218,605
Lennar Corp.Class A	7,500	113,925
Pulte Homes, Inc.	41,600	581,152
		1,862,300
Home Furnishing - 0.0%
Whirlpool Corp.	4,000	317,160
Household Products - 0.2%
Avery Dennison Corp.	4,100	182,368
The Clorox Co.	4,500	282,105
Fortune Brands, Inc.	3,400	195,024
Kimberly-Clark Corp.	12,800	829,952
		1,489,449
Insurance - 3.1%
AFLAC, Inc.	24,300	1,427,625
Allstate Corp.	32,700	1,508,124
American International Group, Inc.	83,700	278,721
Aon Corp.	11,900	535,024
Assurant, Inc.	12,200	671,000
Chubb Corp.	35,620	1,955,538
Cincinnati Financial Corp.	29,300	833,292
Genworth Financial, Inc.Class A	66,200	569,982
The Hartford Financial Services Group, Inc.	20,580	843,574
Lincoln National Corp.	16,187	692,966
Loews Corp.	14,200	560,758
Marsh & McLennan Cos., Inc.	60,500	1,921,480
MBIA, Inc.	12,500	148,750
Metlife, Inc.	27,600	1,545,600
Principal Financial Group, Inc.	10,000	434,900
The Progressive Corp.	54,000	939,600
Prudential Financial, Inc.	17,400	1,252,800
Torchmark Corp.	5,500	328,900
The Travelers Cos., Inc.	72,535	3,278,582
Unum Group	41,380	1,038,638
XL Capital Ltd.Class A	9,700	174,018
		20,939,872

The accompanying notes are an integral part of the financial statements.

MML Blend Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Internet - 0.5%
Amazon.com, Inc. (a)	300	$21,828
eBay, Inc. (a)	2,500	55,950
Expedia, Inc. (a)	8,600	129,946
Google, Inc.Class A (a)	2,100	841,092
IAC/InterActiveCorp (a)	1,100	19,030
Symantec Corp. (a)	97,500	1,909,050
VeriSign, Inc. (a)	6,900	179,952
Yahoo!, Inc. (a)	10,900	188,570
		3,345,418
Investment Companies - 0.0%
American Capital Strategies Ltd.	8,000	204,080
Iron & Steel - 0.4%
AK Steel Holding Corp.	19,800	513,216
Allegheny Technologies, Inc.	100	2,955
Nucor Corp.	17,744	700,888
United States Steel Corp.	16,868	1,309,126
		2,526,185
Leisure Time - 0.0%
Interval Leisure Group, Inc. (a)	500	5,200
Lodging - 0.0%
Marriott International, Inc.Class A	700	18,263
Starwood Hotels & Resorts Worldwide, Inc.	4,400	123,816
		142,079
Machinery - Construction & Mining - 0.3%
Caterpillar, Inc.	31,500	1,877,400
Terex Corp. (a)	700	21,364
		1,898,764
Machinery -Diversified - 0.2%
Cummins, Inc.	15,500	677,660
Deere & Co.	14,200	702,900
Rockwell Automation, Inc.	20	747
		1,381,307
Manufacturing - 2.5%
3M Co.	6,600	450,846
Cooper Industries Ltd.Class A	14,100	563,295
Danaher Corp.	16,200	1,124,280
Dover Corp.	23,300	944,815
Eastman Kodak Co.	10,300	158,414
Eaton Corp.	7,500	421,350
General Electric Co.	299,700	7,642,350
Honeywell International, Inc.	38,200	1,587,210
Illinois Tool Works, Inc.	20,500	911,225
Ingersoll-Rand Co. Ltd. Class A	3,000	93,510
ITT Corp.	11,600	645,076
Leggett & Platt, Inc.	25,600	557,824
Parker Hannifin Corp.	8,650	458,450
Textron, Inc.	8,700	254,736

The accompanying notes are an integral part of the financial statements.

MML Blend Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Tyco International Ltd.	25,307	$886,251
		16,699,632
Media - 2.0%
CBS Corp.Class B	26,650	388,557
Comcast Corp.Class A	115,600	2,269,228
The DIRECTV Group, Inc. (a)	31,800	832,206
Gannett Co., Inc.	100	1,691
The McGraw-Hill Cos., Inc.	18,400	581,624
Meredith Corp.	1,600	44,864
News Corp.Class A	94,600	1,134,254
Time Warner, Inc.	337,400	4,423,314
Viacom, Inc.Class B (a)	32,500	807,300
The Walt Disney Co.	88,800	2,725,272
		13,208,310
Metal Fabricate & Hardware - 0.0%
Precision Castparts Corp.	100	7,878
Mining - 0.2%
Alcoa, Inc.	100	2,258
Freeport-McMoRan Copper & Gold, Inc.	24,093	1,369,687
Newmont Mining Corp.	3,200	124,032
Vulcan Materials Co.	300	22,350
		1,518,327
Office Equipment/Supplies - 0.2%
Pitney Bowes, Inc.	17,400	578,724
Xerox Corp.	94,600	1,090,738
		1,669,462
Oil & Gas - 7.1%
Anadarko Petroleum Corp.	14,300	693,693
Apache Corp.	33,800	3,524,664
Chesapeake Energy Corp.	14,300	512,798
Chevron Corp.	74,369	6,133,955
ConocoPhillips	86,858	6,362,348
Devon Energy Corp.	33,100	3,018,720
ENSCO International, Inc.	15,600	899,028
EOG Resources, Inc.	6,200	554,652
Exxon Mobil Corp. (b)	199,200	15,469,872
Hess Corp.	14,800	1,214,784
Marathon Oil Corp.	22,000	877,140
Murphy Oil Corp.	7,600	487,464
Nabors Industries Ltd. (a)	22,700	565,684
Noble Energy, Inc.	17,100	950,589
Occidental Petroleum Corp.	64,900	4,572,205
Pioneer Natural Resources Co.	2,300	119,378
Questar Corp.	8,900	364,188
Southwestern Energy Co. (a)	10,400	317,616
Sunoco, Inc.	4,700	167,226
Valero Energy Corp.	14,100	427,230
XTO Energy, Inc.	12,900	600,108
		47,833,342

The accompanying notes are an integral part of the financial statements.

MML Blend Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services - 1.0%
BJ Services Co.	33,700	$644,681
Cameron International Corp. (a)	12,800	493,312
Halliburton Co.	53,760	1,741,286
National Oilwell Varco, Inc. (a)	37,500	1,883,625
Schlumberger Ltd.	19,900	1,553,991
Smith International, Inc.	2,500	146,600
Transocean, Inc. (a)	600	65,904
		6,529,399
Packaging & Containers - 0.0%
Bemis Co., Inc.	4,600	120,566
Pactiv Corp. (a)	100	2,483
Sealed Air Corp.	6,300	138,537
		261,586
Pharmaceuticals - 3.0%
Abbott Laboratories	31,600	1,819,528
AmerisourceBergen Corp.	8,800	331,320
Barr Pharmaceuticals, Inc. (a)	4,200	274,260
Cardinal Health, Inc.	8,640	422,225
Eli Lilly & Co.	38,700	1,703,961
Express Scripts, Inc. (a)	24,440	1,804,161
Forest Laboratories, Inc. (a)	36,968	1,045,455
Hospira, Inc. (a)	8,400	320,880
King Pharmaceuticals, Inc. (a)	15,100	144,658
Medco Health Solutions, Inc. (a)	7,300	328,500
Merck & Co., Inc.	82,300	2,597,388
Pfizer, Inc.	335,200	6,181,088
Watson Pharmaceuticals, Inc. (a)	40,200	1,145,700
Wyeth	67,200	2,482,368
		20,601,492
Pipelines - 0.1%
El Paso Corp.	9,800	125,048
Spectra Energy Corp.	24,500	583,100
		708,148
Real Estate Investment Trusts (REITS) - 0.5%
Apartment Investment & Management Co.Class A	1,400	49,028
AvalonBay Communities, Inc.	2,208	217,311
Boston Properties, Inc.	4,400	412,104
Developers Diversified Realty Corp.	4,400	139,436
Equity Residential	26,344	1,169,937
HCP, Inc.	7,100	284,923
Host Hotels & Resorts, Inc.	20,800	276,432
Prologis	7,900	326,033
Public Storage	2,900	287,129
Vornado Realty Trust	4,480	407,456
		3,569,789
Retail - 3.8%
Abercrombie & Fitch Co.Class A	3,700	145,965
AutoNation, Inc. (a)	102,700	1,154,348

The accompanying notes are an integral part of the financial statements.

MML Blend Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
AutoZone, Inc. (a)	3,600	$444,024
Best Buy Co., Inc.	18,850	706,875
Big Lots, Inc. (a)	31,500	876,645
Coach, Inc. (a)	5,620	139,379
Costco Wholesale Corp.	10,500	681,765
Darden Restaurants, Inc.	6,300	180,369
Family Dollar Stores, Inc.	12,800	303,360
GameStop Corp.Class A (a)	3,600	123,156
The Gap, Inc.	54,500	969,010
The Home Depot, Inc.	77,200	1,998,708
HSN, Inc. (a)	500	5,505
J.C. Penney Co., Inc.	24	800
Jones Apparel Group, Inc.	87,600	1,621,476
Kohl's Corp. (a)	400	18,432
Limited Brands, Inc.	21,000	363,720
Lowe's Cos., Inc.	34,800	824,412
Macy's, Inc.	17,500	314,650
McDonald's Corp.	54,800	3,381,160
Nordstrom, Inc.	200	5,764
Office Depot, Inc. (a)	100	582
Polo Ralph Lauren Corp.	14,100	939,624
RadioShack Corp.	74,300	1,283,904
Sears Holdings Corp. (a)	100	9,350
Staples, Inc.	6,950	156,375
The TJX Cos., Inc.	47,200	1,440,544
Wal-Mart Stores, Inc.	107,100	6,414,219
Walgreen Co.	200	6,192
Yum! Brands, Inc.	35,680	1,163,525
		25,673,838
Savings & Loans - 0.2%
Hudson City Bancorp, Inc.	26,600	490,770
Sovereign Bancorp, Inc.	233,900	923,905
		1,414,675
Semiconductors - 2.0%
Advanced Micro Devices, Inc. (a)	2,900	15,225
Altera Corp.	15,100	312,268
Analog Devices, Inc.	15,000	395,250
Applied Materials, Inc.	47,500	718,675
Broadcom Corp.Class A (a)	21,850	407,065
Intel Corp.	358,000	6,705,340
KLA-Tencor Corp.	6,200	196,230
Linear Technology Corp.	100	3,066
LSI Corp. (a)	111,200	596,032
MEMC Electronic Materials, Inc. (a)	5,400	152,604
Micron Technology, Inc. (a)	1,600	6,480
National Semiconductor Corp.	36,480	627,821
Novellus Systems, Inc. (a)	46,400	911,296
Nvidia Corp. (a)	900	9,639
QLogic Corp. (a)	73,500	1,128,960
Texas Instruments, Inc.	53,000	1,139,500

The accompanying notes are an integral part of the financial statements.

MML Blend Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Xilinx, Inc.	21,100	$494,795
		13,820,246
Software - 2.4%
Adobe Systems, Inc. (a)	50,520	1,994,024
Autodesk, Inc. (a)	1,700	57,035
BMC Software, Inc. (a)	20,900	598,367
CA, Inc.	12,253	244,570
Citrix Systems, Inc. (a)	200	5,052
Compuware Corp. (a)	119,500	1,157,955
Electronic Arts, Inc. (a)	100	3,699
Fidelity National Information Services, Inc.	6,700	123,682
Fiserv, Inc. (a)	10,100	477,932
IMS Health, Inc.	9,200	173,972
Intuit, Inc. (a)	11,700	369,837
Microsoft Corp.	240,800	6,426,952
Oracle Corp. (a)	215,296	4,372,662
Salesforce.com, Inc. (a)	2,400	114,035
		16,119,774
Telecommunications - 2.5%
American Tower Corp.Class A (a)	300	10,791
AT&T, Inc. (b)	155,466	4,340,611
CenturyTel, Inc.	33,660	1,233,639
Cisco Systems, Inc. (a)	129,540	2,922,422
Corning, Inc.	4,800	75,072
Embarq Corp.	22,728	921,620
Frontier Communications Corp.	14,600	167,900
Harris Corp.	2,820	127,450
Juniper Networks, Inc. (a)	6,700	141,169
Motorola, Inc.	66,000	471,240
Qualcomm, Inc.	44,800	1,925,056
Qwest Communications International, Inc.	62,600	202,198
Sprint Nextel Corp.	154,352	941,547
Verizon Communications, Inc.	83,228	2,670,787
Windstream Corp.	73,900	808,466
		16,959,968
Textiles - 0.0%
Cintas Corp.	5,100	146,421
Toys, Games & Hobbies - 0.1%
Hasbro, Inc.	21,140	733,981
Mattel, Inc.	5,200	93,808
		827,789
Transportation - 1.3%
Burlington Northern Santa Fe Corp.	27,700	2,560,311
CSX Corp.	19,600	1,069,572
FedEx Corp.	100	7,904
Norfolk Southern Corp.	35,580	2,355,752
Ryder System, Inc.	19,100	1,184,200
Union Pacific Corp.	26,600	1,892,856
		9,070,595

The accompanying notes are an integral part of the financial statements.

MML Blend Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL COMMON STOCK (Cost $368,154,265)		$417,106,075
TOTAL EQUITIES (Cost $368,154,265)		417,106,075
MUTUAL FUNDS - 1.6%
Diversified Financial - 1.6%
iShares Lehman Aggregate Bond Fund	93,320	9,200,419
SPDR Trust Series 1	12,930	1,499,750
TOTAL MUTUAL FUNDS (Cost $11,273,233)		10,700,169
RIGHTS - 0.0%
Computers - 0.0%
Seagate Technology (a) (c)	21,700	0
TOTAL RIGHTS (Cost $0)		0
	Principal Amount
BONDS & NOTES - 36.6%
CORPORATE DEBT - 11.9%
Agriculture - 0.1%
Cargill, Inc. (d) 5.200% 1/22/13	$650,000	628,567
Airlines - 0.0%
US Airways, Inc.Class B (e) (c) 1.000% 4/15/49	869,681	9
Apparel - 0.1%
Kellwood Co. 7.875% 7/15/09	165,000	146,850
VF Corp. 6.450% 11/01/37	375,000	315,217
		462,067
Banks - 0.7%
Bank of America Corp. 4.250% 10/01/10	800,000	765,679
Bank of America Corp.Series L 5.650% 5/01/18	1,240,000	1,044,442
HSBC Finance Corp. 6.375% 10/15/11	965,000	954,867
HSBC Holdings PLC 6.500% 9/15/37	325,000	276,401
Wachovia Bank NA 6.600% 1/15/38	800,000	473,958
Wachovia Corp. 5.300% 10/15/11	750,000	625,407
Wachovia Corp. 5.750% 6/15/17	345,000	258,911

The accompanying notes are an integral part of the financial statements.

MML Blend Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Wells Fargo & Co. 4.375% 1/31/13	$700,000	$643,455
		5,043,120
Beverages - 0.3%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	300,000	259,835
Anheuser-Busch Cos., Inc. 6.500% 2/01/43	145,000	117,237
The Coca-Cola Co. 5.350% 11/15/17	275,000	271,862
Diageo Finance BV 3.875% 4/01/11	325,000	321,690
Foster's Finance Corp. (d) 6.875% 6/15/11	835,000	885,914
		1,856,538
Building Materials - 0.2%
American Standard, Inc. 7.625% 2/15/10	700,000	715,293
CRH America, Inc. 8.125% 7/15/18	420,000	412,056
		1,127,349
Chemicals - 0.5%
Cytec Industries, Inc. 5.500% 10/01/10	335,000	335,436
Ecolab, Inc. 4.875% 2/15/15	750,000	719,551
EI Du Pont de Nemours & Co. 6.000% 7/15/18	390,000	380,689
Lubrizol Corp. 4.625% 10/01/09	480,000	477,716
Lubrizol Corp. 5.875% 12/01/08	325,000	325,189
Praxair, Inc. 5.250% 11/15/14	625,000	610,962
Sensient Technologies 6.500% 4/01/09	565,000	565,000
		3,414,543
Commercial Services - 0.3%
Deluxe Corp. 7.375% 6/01/15	95,000	80,750
Donnelley R.R. & Sons Co. 4.950% 5/15/10	400,000	394,847
Equifax, Inc. 7.000% 7/01/37	275,000	231,940
ERAC USA Finance Co. (d) 6.700% 6/01/34	320,000	214,672
ERAC USA Finance Co. (d) 7.000% 10/15/37	850,000	598,666
Valassis Communications, Inc. 6.625% 1/15/09	705,000	705,000
		2,225,875

The accompanying notes are an integral part of the financial statements.

MML Blend Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Computers - 0.0%
Electronic Data Systems Corp.Series B 6.500% 8/01/13	$310,000	$316,072
Diversified Financial - 1.7%
American Express Co. 6.150% 8/28/17	230,000	195,718
American Express Credit Corp. 7.300% 8/20/13	690,000	665,523
American General Finance Corp. 5.900% 9/15/12	980,000	559,466
American General Finance Corp. 6.500% 9/15/17	225,000	103,140
American General Finance Corp. 6.900% 12/15/17	225,000	104,331
American Honda Finance Corp. (d) 3.850% 11/06/08	700,000	698,774
The Bear Stearns Cos., Inc. 7.250% 2/01/18	550,000	529,306
BlackRock, Inc. 6.250% 9/15/17	225,000	216,116
Boeing Capital Corp. Ltd. 6.500% 2/15/12	440,000	467,560
CIT Group, Inc. 5.125% 9/30/14	535,000	263,839
CIT Group, Inc. 7.625% 11/30/12	900,000	570,930
Citigroup, Inc. 5.500% 2/15/17	500,000	383,560
Citigroup, Inc. 6.500% 8/19/13	420,000	373,283
Eaton Vance Corp. 6.500% 10/02/17	620,000	607,617
Emerald Investment Grade CBO Ltd. (Acquired 04/23/99, Cost $448,377) FRN (d) (f) 3.319% 5/24/11	435,778	433,599
General Electric Capital Corp. 5.375% 10/20/16	475,000	419,176
The Goldman Sachs Group, Inc. 5.150% 1/15/14	775,000	636,494
The Goldman Sachs Group, Inc. 5.625% 1/15/17	780,000	553,634
The Goldman Sachs Group, Inc. 6.125% 2/15/33	275,000	198,443
The Goldman Sachs Group, Inc. 6.750% 10/01/37	570,000	380,526
HSBC Finance Corp. 4.125% 12/15/08	875,000	865,662
HSBC Finance Corp. 5.900% 6/19/12	70,000	66,562
Lazard Group LLC 6.850% 6/15/17	360,000	298,151
Lazard Group LLC 7.125% 5/15/15	430,000	373,235

The accompanying notes are an integral part of the financial statements.

MML Blend Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Lehman Brothers Holdings, Inc. (e) 6.200% 9/26/14	$715,000	$89,375
Lehman Brothers Holdings, Inc. (e) 6.875% 7/17/37	500,000	625
Lehman Brothers Holdings, Inc. (e) 7.000% 9/27/27	95,000	11,875
Merrill Lynch & Co., Inc. 5.450% 2/05/13	950,000	855,780
Morgan Stanley 5.450% 1/09/17	265,000	164,381
SLM Corp. 5.000% 10/01/13	230,000	142,600
Textron Financial Corp. 5.125% 11/01/10	580,000	584,130
		11,813,411
Electric - 1.2%
Allegheny Energy Supply (d) 8.250% 4/15/12	275,000	277,750
Carolina Power & Light Co. 5.950% 3/01/09	170,000	171,560
Consumers Energy Co. 4.400% 8/15/09	250,000	249,287
Duke Energy Corp. 4.200% 10/01/08	80,000	80,000
Entergy Gulf States, Inc. 5.250% 8/01/15	995,000	916,662
Kansas Gas & Electric Co. 5.647% 3/29/21	304,775	287,997
MidAmerican Funding LLC 6.750% 3/01/11	145,000	154,325
Mirant Mid-Atlantic LLC Series 2001, Class A 8.625% 6/30/12	345,515	361,495
Monongahela Power 6.700% 6/15/14	400,000	400,415
Nevada Power Co.Series L 5.875% 1/15/15	450,000	425,105
Nevada Power Co.Series N 6.650% 4/01/36	135,000	119,620
Oncor Electric Delivery Co. (d) 6.800% 9/01/18	805,000	715,701
Oncor Electric Delivery Co. (d) 7.500% 9/01/38	270,000	225,858
Pennsylvania Electric Co.Class B 6.125% 4/01/09	830,000	834,366
PPL Energy Supply LLC 6.300% 7/15/13	350,000	340,469
Tenaska Oklahoma (d) 6.528% 12/30/14	431,517	429,235
TransAlta Corp. 5.750% 12/15/13	1,000,000	957,650
Tri-State Generation & Transmission Association Series 2003, Class A (d) 6.040% 1/31/18	356,866	353,445

The accompanying notes are an integral part of the financial statements.

MML Blend Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Tri-State Generation & Transmission Association Series 2003, Class B (d) 7.144% 7/31/33	$525,000	$506,851
Wisconsin Public Service Corp. 5.650% 11/01/17	225,000	221,465
		8,029,256
Electrical Components & Equipment - 0.1%
Anixter International, Inc. 5.950% 3/01/15	510,000	443,700
Electronics - 0.0%
Thomas & Betts Corp.Series B 6.390% 2/10/09	200,000	199,431
Environmental Controls - 0.1%
Allied Waste North America, Inc.Series B 5.750% 2/15/11	425,000	406,937
Foods - 0.1%
Sara Lee Corp. 3.875% 6/15/13	140,000	130,009
Smithfield Foods, Inc. 7.000% 8/01/11	1,105,000	961,350
		1,091,359
Forest Products & Paper - 0.1%
Rock-Tenn Co. 5.625% 3/15/13	105,000	96,600
Rock-Tenn Co. 8.200% 8/15/11	390,000	399,750
Rock-Tenn Co. (d) 9.250% 3/15/16	100,000	101,500
		597,850
Gas - 0.1%
Piedmont Natural Gas Co.Series E 6.000% 12/19/33	400,000	347,394
Southwest Gas Corp. 8.375% 2/15/11	205,000	213,337
		560,731
Health Care -Products - 0.0%
Covidien International Finance SA 6.550% 10/15/37	300,000	288,419
Holding Company -Diversified - 0.2%
Leucadia National Corp. (b) 7.750% 8/15/13	1,150,000	1,128,437
Home Builders - 0.1%
Centex Corp. 7.875% 2/01/11	250,000	236,250
D.R. Horton, Inc. 4.875% 1/15/10	80,000	74,400
Lennar Corp.Series B 5.125% 10/01/10	60,000	50,400
		361,050

The accompanying notes are an integral part of the financial statements.

MML Blend Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Household Products - 0.1%
Kimberly-Clark Corp. 6.125% 8/01/17	$550,000	$550,871
Housewares - 0.1%
Newell Rubbermaid, Inc. 4.000% 5/01/10	320,000	314,678
Toro Co. 7.800% 6/15/27	165,000	184,165
		498,843
Insurance - 0.1%
Lincoln National Corp. 6.300% 10/09/37	220,000	184,462
MetLife, Inc.Series A 6.817% 8/15/18	360,000	340,633
		525,095
Investment Companies - 0.0%
Xstrata Finance Canada (d) 5.800% 11/15/16	195,000	175,700
Iron & Steel - 0.0%
Reliance Steel & Aluminum Co. 6.200% 11/15/16	245,000	224,755
Leisure Time - 0.1%
Brunswick Corp. 9.750% 8/15/13	395,000	403,596
Lodging - 0.3%
Marriott International, Inc. 6.200% 6/15/16	775,000	692,934
MGM Mirage 6.000% 10/01/09	250,000	233,750
MGM Mirage 6.750% 9/01/12	725,000	567,313
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	150,000	141,380
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/01/12	395,000	391,812
		2,027,189
Machinery -Diversified - 0.1%
Briggs & Stratton Corp. 8.875% 3/15/11	550,000	539,000
Roper Industries, Inc. 6.625% 8/15/13	420,000	429,460
		968,460
Manufacturing - 0.4%
Bombardier, Inc. (d) 6.750% 5/01/12	245,000	235,200
Cooper US, Inc. 6.100% 7/01/17	425,000	429,828

The accompanying notes are an integral part of the financial statements.

MML Blend Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	$680,000	$670,142
Pentair, Inc. 7.850% 10/15/09	625,000	624,507
Tyco Electronics Group SA 6.000% 10/01/12	225,000	221,747
Tyco Electronics Group SA 6.550% 10/01/17	200,000	192,457
Tyco Electronics Group SA 7.125% 10/01/37	225,000	212,603
		2,586,484
Media - 1.1%
Belo Corp. 8.000% 11/01/08	400,000	399,928
CBS Corp. 6.625% 5/15/11	480,000	466,751
CBS Corp. 7.875% 7/30/30	210,000	173,494
COX Communications, Inc. 4.625% 1/15/10	1,850,000	1,822,812
COX Communications, Inc. 6.750% 3/15/11	700,000	711,047
Echostar DBS Corp. 7.125% 2/01/16	425,000	341,063
HSN (d) 11.250% 8/01/16	600,000	570,000
Rogers Cable, Inc. 5.500% 3/15/14	200,000	184,758
Rogers Communications, Inc. 7.500% 8/15/38	90,000	89,690
Scholastic Corp. 5.000% 4/15/13	305,000	254,675
Shaw Communications, Inc. 8.250% 4/11/10	745,000	741,275
Thomson Corp. 5.700% 10/01/14	865,000	859,590
Time Warner, Inc. 5.875% 11/15/16	565,000	496,567
Viacom, Inc. 6.250% 4/30/16	195,000	175,619
		7,287,269
Metal Fabricate & Hardware - 0.1%
Timken Co. 5.750% 2/15/10	475,000	463,394
Mining - 0.3%
Codelco, Inc. (d) 6.150% 10/24/36	280,000	249,108
Vale Overseas Ltd. 6.250% 1/23/17	305,000	285,004
Vale Overseas Ltd. 6.875% 11/21/36	280,000	249,230

The accompanying notes are an integral part of the financial statements.

MML Blend Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Vulcan Materials Co. 6.000% 4/01/09	$1,250,000	$1,255,962
		2,039,304
Office Equipment/Supplies - 0.0%
Xerox Corp. 5.500% 5/15/12	225,000	214,524
Oil & Gas - 0.6%
Mobil Corp. 8.625% 8/15/21	1,050,000	1,348,807
OAO Gazprom (d) 9.625% 3/01/13	290,000	290,844
Pemex Project Funding Master Trust (Acquired 05/28/08, Cost $588,224) (d) (f) 6.625% 6/15/38	590,000	534,717
The Premcor Refining Group, Inc. 6.750% 5/01/14	230,000	232,853
Shell International Finance 5.625% 6/27/11	900,000	949,050
Tesoro Corp. 6.500% 6/01/17	215,000	172,000
XTO Energy, Inc. 4.900% 2/01/14	850,000	793,841
		4,322,112
Oil & Gas Services - 0.0%
Hornbeck Offshore Services, Inc.Series B 6.125% 12/01/14	175,000	159,688
Packaging & Containers - 0.1%
Packaging Corp. of America 5.750% 8/01/13	185,000	183,679
Pactiv Corp. 5.875% 7/15/12	230,000	231,180
Pactiv Corp. 6.400% 1/15/18	200,000	197,009
Sealed Air Corp. (d) 6.875% 7/15/33	145,000	136,390
		748,258
Pharmaceuticals - 0.1%
Abbott Laboratories 5.600% 11/30/17	850,000	823,908
Pipelines - 1.1%
Boardwalk Pipelines LLC 5.500% 2/01/17	175,000	159,347
Colonial Pipeline Co. (d) 7.630% 4/15/32	750,000	760,835
Consolidated Natural Gas Co.Series C 6.250% 11/01/11	200,000	201,786
Duke Energy Field Services Corp. 7.875% 8/16/10	1,375,000	1,408,000
Enbridge, Inc. 5.800% 6/15/14	775,000	737,211

The accompanying notes are an integral part of the financial statements.

MML Blend Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Enterprise Products Operating LP 7.500% 2/01/11	$175,000	$180,244
Gulf South Pipeline Co. LP (d) 5.050% 2/01/15	150,000	140,837
Kern River Funding Corp. (d) 4.893% 4/30/18	563,500	531,364
Kinder Morgan Energy Partners LP 6.000% 2/01/17	130,000	117,842
Kinder Morgan Energy Partners LP 6.500% 2/01/37	120,000	96,995
Kinder Morgan Energy Partners LP 6.950% 1/15/38	440,000	377,089
Pacific Energy Partners LP / Pacific Energy Finance Corp. 6.250% 9/15/15	100,000	93,893
Pacific Energy Partners LP / Pacific Energy Finance Corp. 7.125% 6/15/14	365,000	358,740
Plains All American Pipeline Co. 5.625% 12/15/13	520,000	502,523
Rockies Express Pipeline LLC (d) 6.250% 7/15/13	350,000	345,262
Rockies Express Pipeline LLC (d) 6.850% 7/15/18	225,000	215,989
Southern Natural Gas Co. (d) 5.900% 4/01/17	250,000	221,248
Texas Eastern Transmission LP (d) 6.000% 9/15/17	175,000	169,932
Trans-Canada Pipelines Ltd. 6.200% 10/15/37	400,000	343,492
Transcontinental Gas Pipe Line Corp. 8.875% 7/15/12	350,000	380,158
		7,342,787
Real Estate Investment Trusts (REITS) - 0.3%
Brandywine Operating Partnership LP 5.625% 12/15/10	310,000	298,080
iStar Financial, Inc.Series B 4.875% 1/15/09	165,000	99,000
iStar Financial, Inc.Series B 5.700% 3/01/14	310,000	151,900
Prologis 5.250% 11/15/10	650,000	648,164
Senior Housing Properties Trust 8.625% 1/15/12	100,000	101,500
Weingarten Realty Investors, Series A 7.500% 12/19/10	770,000	814,335
		2,112,979
Retail - 0.1%
J.C. Penney Corp., Inc. 7.950% 4/01/17	115,000	111,631
Lowe's Cos., Inc. 5.600% 9/15/12	250,000	254,983

The accompanying notes are an integral part of the financial statements.

MML Blend Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
McDonald's Corp. 6.300% 10/15/37	$100,000	$97,020
Yum! Brands, Inc. 6.875% 11/15/37	415,000	350,372
		814,006
Savings & Loans - 0.1%
Glencore Funding LLC (d) 6.000% 4/15/14	500,000	471,955
Washington Mutual Bank 5.650% 8/15/14	775,000	969
		472,924
Telecommunications - 0.7%
AT&T, Inc. 6.500% 9/01/37	300,000	255,204
British Telecom PLC STEP 9.125% 12/15/30	180,000	179,565
Deutsche Telekom International Finance B.V. STEP 8.750% 6/15/30	1,060,000	1,025,084
Embarq Corp. 7.082% 6/01/16	205,000	166,140
Qwest Corp. 7.875% 9/01/11	750,000	720,000
Qwest Corp. 8.875% 3/15/12	600,000	588,000
Rogers Wireless Communications, Inc. 6.375% 3/01/14	350,000	334,734
Rogers Wireless Communications, Inc. 6.800% 8/15/18	20,000	18,921
Sprint Capital Corp. 6.900% 5/01/19	255,000	197,625
Sprint Nextel Corp. 6.000% 12/01/16	295,000	227,150
Telecom Italia Capital SA 6.000% 9/30/34	45,000	31,528
Telefonica Emisones, S.A.U. 7.045% 6/20/36	485,000	438,658
Verizon Global Funding Corp. 7.750% 12/01/30	525,000	495,959
		4,678,568
Textiles - 0.1%
Mohawk Industries, Inc.Series D 7.200% 4/15/12	400,000	406,381
Transportation - 0.1%
Burlington Northern Santa Fe Corp. 6.750% 3/15/29	490,000	476,242
Canadian National Railway Co. 5.850% 11/15/17	215,000	216,115
Canadian National Railway Co. 6.375% 11/15/37	190,000	181,931

The accompanying notes are an integral part of the financial statements.

MML Blend Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
CSX Corp. 7.250% 5/01/27	$50,000	$45,284
		919,572
TOTAL CORPORATE DEBT (Cost $91,187,199)		80,761,388
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.8%
Commercial MBS - 2.6%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.936% 2/10/51	1,225,000	1,092,581
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 2/11/44	900,000	854,898
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	600,000	572,798
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	350,000	308,870
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/49	1,225,000	1,175,277
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 6.010% 12/10/49	575,000	515,567
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ (d) 6.426% 1/15/18	785,000	561,889
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	500,000	447,803
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A3 5.398% 2/15/40	2,850,000	2,630,080
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	500,000	440,120
Morgan Stanley Capital I, Series 2007-HQ11, Class A31 5.439% 2/12/44	2,700,000	2,513,482
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	1,475,000	1,414,323
Starwood Commercial Mortgage Trust, Series 1999-C1, Class B (d) 6.920% 2/03/09	3,000,000	3,020,446
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	750,000	656,218
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN 6.055% 2/15/51	1,750,000	1,693,579
		17,897,931
Home Equity ABS - 0.1%
Terwin Mortgage Trust, Series 2006-10SL, Class A2 STEP (c) 5.000% 12/25/37	2,000,000	374,906
Student Loans ABS - 0.3%
Ares High Yield CSO PLC (Acquired 02/15/07, Cost $437,525), Series 2005-2A, Class 2B1 FRN (d) (f) 4.063% 9/20/10	430,000	394,525
Galena CDO Cayman Islands Ltd. (Acquired 04/27/07, Cost $580,394), Series 2005-1, Class B1U7 FRN (d) (f) 3.963% 1/11/13	575,000	383,295
Newport Waves CDO (Acquired 03/30/07, Cost $948,898), Series 2007-1A, Class A3LS FRN (d) (f) 3.804% 6/20/14	950,000	404,640

The accompanying notes are an integral part of the financial statements.

MML Blend Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Salt Creek High Yield CSO Ltd. (Acquired 01/23/07, Cost $245,306), Series 2005-1A, Class B2 FRN (d) (f) 5.804% 9/20/10	$245,000	$197,110
Salt Creek High Yield CSO Ltd. (Acquired 01/23/07, Cost $303,375), Series 2005-1A, Class A7 FRN (d) (f) 5.204% 9/20/10	300,000	244,969
		1,624,539
WL Collateral CMO - 0.8%
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A 5.000% 12/25/33	1,170,450	1,007,684
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN 3.268% 7/20/36	449,694	388,929
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 5.381% 9/25/33	53,431	34,602
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 6.566% 2/25/34	64,326	44,695
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 4.854% 8/25/34	92,763	82,480
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 3.220% 1/19/38	634,227	384,178
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 3.317% 5/25/37	1,009,787	851,372
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 5.765% 8/25/34	171,093	112,916
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 3.457% 8/25/36	265,923	190,473
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 6.813% 7/25/33	11,954	10,551
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 6.902% 2/25/34	23,954	19,282
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 6.427% 2/25/34	2,450	1,898
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 3.387% 6/25/46	1,235,603	732,160
Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1 FRN 3.397% 4/25/46	801,152	474,418
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 5.715% 3/25/34	108,969	103,411
Washington Mutual MSC Mortgage, Series 2004-RA4, Class 2A 6.500% 8/25/34	174,605	157,152
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 4.255% 4/25/44	274,167	150,530
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1 FRN 4.245% 9/25/34	958,603	794,617
		5,541,348
WL Collateral PAC - 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 5.303% 6/25/32	80,781	50,350
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $30,734,588)		25,489,074

The accompanying notes are an integral part of the financial statements.

MML Blend Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
SOVEREIGN DEBT OBLIGATIONS - 0.3%
Province of Ontario 4.750% 1/19/16	$1,200,000	$1,233,342
United Mexican States 5.625% 1/15/17	1,020,000	980,923
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,165,723)		2,214,265
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES - 17.3%
Collateralized Mortgage Obligations - 0.1%
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	438,251	468,286
Pass-Through Securities - 17.2%
Connecticut State Health & Educational Facilities Authority, (Yale University) 5.000% 7/01/42	1,350,000	1,280,475
Federal Home Loan Mortgage Corp.
Pool #G01842 4.500% 6/01/35	422,109	398,481
Pool #G01953 4.500% 10/01/35	15,809,565	14,919,659
Pool #G04494 4.500% 5/01/38	1,120,247	1,057,539
Pool #G11723 5.500% 7/01/20	3,629,797	3,659,857
Pool #G18090 5.500% 12/01/20	226,550	228,355
Pool #J00746 5.500% 12/01/20	2,354,599	2,373,362
Pool #G18101 5.500% 2/01/21	1,956,805	1,971,481
Pool #J01117 5.500% 2/01/21	98,275	99,089
Pool #J01254 5.500% 2/01/21	929,299	936,268
Pool #A56828 5.500% 2/01/37	5,722,080	5,692,799
Pool #A69653 5.500% 12/01/37	5,640,632	5,611,768
Pool #E85346 6.000% 9/01/16	89,513	92,280
Pool #E85389 6.000% 9/01/16	59,138	60,975
Pool #E85542 6.000% 10/01/16	90,455	93,212
Pool #G11431 6.000% 2/01/18	102,104	105,289
Pool #E85089 6.500% 8/01/16	217,796	226,731
Pool #E85301 6.500% 9/01/16	90,624	93,524
Pool #C55867 7.500% 2/01/30	235,106	251,518

The accompanying notes are an integral part of the financial statements.

MML Blend Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #C01079 7.500% 10/01/30	$45,191	$48,432
Pool #C01135 7.500% 2/01/31	162,010	173,605
Pool #C00470 8.000% 8/01/26	75,109	80,447
Pool #G00924 8.000% 3/01/28	93,563	100,189
Pool #554904 9.000% 3/01/17	3,427	3,698
Federal Home Loan Mortgage Corp. TBA Pool #6403 4.500% 12/01/99 (g)	2,670,000	2,592,403
Federal National Mortgage Association
Pool #888586 4.348% 10/01/34	1,044,918	1,038,264
4.375% 10/15/15	2,350,000	2,340,628
Pool #813954 4.500% 12/01/20	4,342,114	4,245,265
Pool #815426 4.500% 2/01/35	1,870,821	1,769,022
Pool #946577 4.500% 9/01/37	629,117	593,606
Pool #953596 4.500% 1/01/38	1,071,195	1,010,731
Pool #973009 4.500% 3/01/38	2,393,054	2,257,977
Pool #973022 4.500% 3/01/38	270,891	255,600
Pool #962766 4.500% 4/01/38	853,584	805,404
Pool #981032 4.500% 4/01/38	1,999,801	1,886,922
Pool #981480 4.500% 5/01/38	2,900,001	2,736,310
Pool #981483 4.500% 5/01/38	1,548,119	1,460,735
Pool #987433 4.500% 7/01/38	275,218	259,684
Pool #934380 4.500% 8/01/38	256,946	242,442
Pool # 832900 5.000% 9/01/35	5,886,873	5,740,390
Pool #255807 5.500% 8/01/20	3,959,844	3,998,824
Pool #813926 5.500% 11/01/20	524,718	529,719
Pool #888468 5.500% 9/01/21	4,933,849	4,978,563
Pool #555880 5.500% 11/01/33	623,102	622,493
Pool #785171 5.500% 7/01/34	289,476	289,058
Pool #825454 5.500% 6/01/35	1,694,130	1,690,623
Pool #832972 5.500% 9/01/35	1,424,079	1,420,685

The accompanying notes are an integral part of the financial statements.

MML Blend Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #884218 5.500% 5/01/36	$4,043,887	$4,033,619
Pool #918516 5.500% 6/01/37	1,002,464	999,605
Pool #586036 6.000% 5/01/16	15,005	15,438
Pool #587994 6.000% 6/01/16	97,972	100,820
Pool #906142 6.500% 1/01/37	1,518,166	1,558,196
Pool #942561 6.500% 8/01/37	1,313,236	1,347,862
Pool #919652 6.500% 9/01/37	922,439	946,761
Pool #953263 6.500% 10/01/37	893,216	916,768
Pool #953302 6.500% 10/01/37	1,830,664	1,878,934
Pool #952367 6.500% 11/01/37	189,215	194,205
Pool #564594 7.000% 1/01/31	33,573	35,708
Pool #572844 7.000% 4/01/31	174,354	183,221
Pool #253795 7.000% 5/01/31	341,603	358,977
Pool #511380 7.500% 9/01/29	3,536	3,787
Pool #515935 7.500% 9/01/29	12,904	13,761
Pool #499386 7.500% 9/01/29	6,878	7,355
Pool #510375 7.500% 9/01/29	3,008	3,219
Pool #504345 7.500% 11/01/29	17,305	18,474
Pool #521006 7.500% 12/01/29	2,094	2,240
Pool #522769 7.500% 12/01/29	482	516
Pool #252981 7.500% 1/01/30	40,965	43,811
Pool #524874 7.500% 2/01/30	2,950	3,133
Pool #531196 7.500% 2/01/30	2,200	2,354
Pool #524317 7.500% 3/01/30	12,507	13,373
Pool #530299 7.500% 3/01/30	3,437	3,677
Pool #530520 7.500% 3/01/30	25,263	26,940
Pool #253183 7.500% 4/01/30	14,144	15,130
Pool #531574 7.500% 4/01/30	22,461	24,039
Pool #537797 7.500% 4/01/30	8,830	9,449

The accompanying notes are an integral part of the financial statements.

MML Blend Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #253265 7.500% 5/01/30	$21,202	$22,678
Pool #529690 8.000% 2/01/30	8,452	9,042
Pool #536999 8.000% 3/01/30	1,288	1,379
Pool #502394 8.000% 4/01/30	933	997
Pool #526380 8.000% 5/01/30	13,864	14,844
Pool #536949 8.000% 5/01/30	4,749	5,084
Pool #539760 8.000% 5/01/30	13,315	14,265
Pool #540202 8.000% 5/01/30	10,763	11,530
Pool #535351 8.000% 6/01/30	13,933	14,920
Pool #543122 8.000% 6/01/30	4,263	4,568
Pool #253481 8.000% 10/01/30	12,026	12,881
Pool #569911 8.000% 3/01/31	19,085	20,410
Pool #190317 8.000% 8/01/31	4,952	5,303
Pool #596656 8.000% 8/01/31	2,615	2,789
Pool #602008 8.000% 8/01/31	15,501	16,578
Federal National Mortgage Association TBA
Pool # 19462 5.000% 12/01/99 (g)	4,875,000	4,737,510
Pool #53547 6.000% 12/01/99 (g)	2,000,000	2,020,625
Pool #53400 6.500% 12/01/99 (g)	8,113,000	8,298,711
Government National Mortgage Association
Pool #655645 6.000% 7/15/37	110,550	112,303
Pool #662384 6.000% 7/15/37	68,223	69,305
Pool #662512 6.000% 7/15/37	51,962	52,786
Pool #669642 6.000% 7/15/37	23,064	23,430
Pool #671444 6.000% 7/15/37	1,486,809	1,510,389
Pool #671453 6.000% 7/15/37	492,657	500,470
Pool #666189 6.000% 8/15/37	37,858	38,458
Pool #667485 6.500% 6/15/37	3,138,866	3,219,912
Pool #343751 7.000% 4/15/23	1,143	1,219
Pool #349496 7.000% 5/15/23	8,244	8,785

The accompanying notes are an integral part of the financial statements.

MML Blend Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #359587 7.000% 6/15/23	$1,565	$1,664
Pool #337539 7.000% 7/15/23	2,953	3,147
Pool #363066 7.000% 8/15/23	47,246	50,327
Pool #354674 7.000% 10/15/23	34,153	36,363
Pool #362651 7.000% 10/15/23	62,821	66,946
Pool #368814 7.000% 10/15/23	20,980	22,375
Pool #352021 7.000% 11/15/23	20,388	21,739
Pool #371967 7.000% 11/15/23	3,103	3,309
Pool #591581 7.000% 8/15/32	39,624	41,496
Pool #307818 7.250% 6/20/21	145,419	154,879
Pool #325018 7.250% 1/20/22	55,710	59,529
Pool #326248 7.250% 3/20/22	39,213	41,863
Pool #326261 7.250% 4/20/22	55,721	59,598
Pool #326278 7.250% 5/20/22	116,836	125,165
Pool #203811 7.500% 4/15/17	1,696	1,758
Pool #218703 7.500% 4/15/17	44,780	47,437
Pool #205884 7.500% 5/15/17	50,302	53,389
Pool #213760 7.500% 6/15/17	24,783	26,288
Pool #198100 7.500% 9/15/17	31,439	33,375
Pool #27243 9.000% 11/15/08	20	20
Pool #29011 9.000% 12/15/08	396	397
Pool #28393 9.000% 1/15/09	177	177
Pool #29442 9.000% 1/15/09	79	80
Pool #23645 9.000% 1/15/09	376	377
Pool #27406 9.000% 2/15/09	355	356
Pool #28754 9.000% 3/15/09	502	505
Pool #31001 9.000% 3/15/09	425	427
Pool #29420 9.000% 5/15/09	129	129
Pool #31365 9.000% 5/15/09	527	532

The accompanying notes are an integral part of the financial statements.

MML Blend Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #30057 9.000% 6/15/09	$1,467	$1,473
Pool #32150 9.000% 9/15/09	344	345
New Valley Generation IV 4.687% 1/15/22	320,123	330,063
		117,022,452
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $116,073,741)		117,490,738
U.S. TREASURY OBLIGATIONS - 3.3%
U.S. Treasury Bonds & Notes - 3.3%
U.S. Treasury Bond (h) 4.375% 2/15/38	6,460,000	6,537,867
U.S. Treasury Inflation Index (b) 4.000% 11/15/12	2,505,000	2,634,164
U.S. Treasury Note 2.500% 3/31/13	5,580,000	5,493,684
U.S. Treasury Note 4.000% 4/15/10	355,000	366,746
U.S. Treasury Note (b) (h) 4.875% 5/31/11	7,165,000	7,679,704
		22,712,165
TOTAL U.S. TREASURY OBLIGATIONS (Cost $22,269,915)		22,712,165
TOTAL BONDS & NOTES (Cost $262,431,166)		248,667,630
TOTAL LONG-TERM INVESTMENTS (Cost $641,858,664)		676,473,874
SHORT-TERM INVESTMENTS - 2.8%
Commercial Paper - 2.8%
Chevron Phillips Chemical Co. 6.500% 10/01/08	5,000,000	5,000,000
Computer Sciences Co. 6.150% 10/02/08	5,000,000	4,999,146
ONEOK, Inc. 3.100% 10/01/08	3,200,000	3,200,000
Pacific Gas & Electric Co. 6.500% 10/02/08	5,534,000	5,533,001
		18,732,147
TOTAL SHORT-TERM INVESTMENTS (Cost $18,732,147)		18,732,147
TOTAL INVESTMENTS - 102.5% (Cost $660,590,811) (i)		695,206,021
Other Assets/ (Liabilities) - (2.5)%		(17,060,304)
NET ASSETS - 100.0%		$678,145,717

The accompanying notes are an integral part of the financial statements.

MML Blend Fund - Portfolio of Investments (Continued)

Notes to Portfolio of Investments
CBO - Collateralized Bond Obligation
FRN - Floating Rate Note
STEP - Step Up Bond
TBA - To Be Announced
VRN - Variable Rate Note
(a) Non-income producing security.
(b) All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).
(c) This security is valued in good faith under procedures established by the Board of Trustees.

(d)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities amounted to a value of $16,326,787 or 2.41% of net assets.

(e) Security is currently in default.
(f) Restricted security. (Note 2).
(g) A portion of this security is purchased on a forward commitment basis. (Note 2).
(h) This security is held as collateral for open futures contracts. (Note 2).
(i) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES - 97.7%
COMMON STOCK - 97.7%
Aerospace & Defense - 0.1%
Northrop Grumman Corp.	18,700	$1,132,098
Agriculture - 1.8%
Altria Group, Inc.	102,500	2,033,600
Philip Morris International, Inc.	299,347	14,398,591
		16,432,191
Auto Manufacturers - 1.2%
Navistar International Corp. (a)	179,747	9,738,692
Toyota Motor Corp. Sponsored ADR (Japan)	15,800	1,355,640
		11,094,332
Automotive & Parts - 0.2%
Autoliv, Inc.	37,900	1,279,125
Magna International, Inc.Class A	11,400	583,566
		1,862,691
Banks - 5.7%
Bank of America Corp.	280,200	9,807,000
Comerica, Inc.	44,600	1,462,434
Fifth Third Bancorp	20,200	240,380
Julius Baer Holding AG	596,934	29,482,023
KeyCorp	43,600	520,584
National City Corp.	2,645,400	4,629,450
SunTrust Banks, Inc.	24,200	1,088,758
U.S. Bancorp	35,900	1,293,118
Wells Fargo & Co.	109,900	4,124,547
		52,648,294
Beverages - 2.3%
The Coca-Cola Co.	385,390	20,379,423
Coca-Cola Enterprises, Inc.	70,800	1,187,316
		21,566,739
Biotechnology - 0.2%
Amgen, Inc. (a)	27,000	1,600,290
Chemicals - 5.8%
The Dow Chemical Co.	66,000	2,097,480
Du Pont (E.I.) de Nemours & Co.	58,300	2,349,490
Eastman Chemical Co.	415,570	22,881,284
The Lubrizol Corp.	587,863	25,360,410
PPG Industries, Inc.	27,900	1,627,128
		54,315,792
Computers - 0.3%
Dell, Inc. (a)	29,500	486,160
International Business Machines Corp.	8,300	970,768

The accompanying notes are an integral part of the financial statements.

MML Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Lexmark International, Inc.Class A (a)	33,400	$1,087,838
Western Digital Corp. (a)	30,300	645,996
		3,190,762
Cosmetics & Personal Care - 0.9%
The Procter & Gamble Co.	121,600	8,474,304
Distribution & Wholesale - 0.2%
Ingram Micro, Inc.Class A (a)	50,000	803,500
Tech Data Corp. (a)	27,600	823,860
		1,627,360
Diversified Financial - 18.1%
Citigroup, Inc.	1,476,405	30,281,067
Credit Suisse Group Sponsored ADR (Switzerland)	649,880	31,376,206
The Goldman Sachs Group, Inc.	207,250	26,528,000
JP Morgan Chase & Co.	844,852	39,454,588
Morgan Stanley	1,084,530	24,944,190
National Financial Partners Corp.	464,261	6,963,915
SLM Corp. (a)	697,400	8,605,916
		168,153,882
Electric - 4.6%
CMS Energy Corp.	30,800	384,076
Dominion Resources, Inc.	26,100	1,116,558
Exelon Corp.	244,349	15,301,135
FirstEnergy Corp.	269,270	18,038,397
PPL Corp.	179,400	6,641,388
Reliant Energy, Inc. (a)	111,500	819,525
		42,301,079
Electronics - 0.7%
Arrow Electronics, Inc. (a)	46,400	1,216,608
AU Optronics Corp. Sponsored ADR (Taiwan)	124,900	1,418,864
Avnet, Inc. (a)	52,900	1,302,927
Flextronics International Ltd. (a)	241,384	1,708,999
Sanmina-SCI Corp. (a)	103,700	145,180
Tyco Electronics Ltd.	15,000	414,900
Vishay Intertechnology, Inc. (a)	4,600	30,452
		6,237,930
Entertainment - 0.8%
Cinemark Holdings, Inc.	539,182	7,332,875
Foods - 1.6%
ConAgra Foods, Inc.	47,400	922,404
General Mills, Inc.	35,900	2,467,048
Kellogg Co.	34,700	1,946,670
Kraft Foods, Inc.Class A	29,000	949,750
The Kroger Co.	99,400	2,731,512
Safeway, Inc.	72,800	1,726,816
Sara Lee Corp.	142,900	1,804,827
SuperValu, Inc.	64,800	1,406,160
Tyson Foods, Inc.Class A	82,100	980,274
		14,935,461

The accompanying notes are an integral part of the financial statements.

MML Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Forest Products & Paper - 0.0%
Smurfit-Stone Container Corp. (a)	81,100	$381,170
Health Care -Products - 0.6%
Covidien Ltd.	15,000	806,400
Johnson & Johnson	73,500	5,092,080
		5,898,480
Health Care -Services - 1.9%
Aetna, Inc.	270,610	9,771,727
WellPoint, Inc. (a)	160,140	7,489,748
		17,261,475
Home Builders - 0.2%
Centex Corp.	35,000	567,000
D.R. Horton, Inc.	73,600	958,272
KB Home	37,700	741,936
		2,267,208
Insurance - 5.2%
ACE Ltd.	33,400	1,807,942
Allstate Corp.	52,400	2,416,688
American International Group, Inc.	199,800	665,334
Everest Re Group Ltd.	269,488	23,318,797
Genworth Financial, Inc.Class A	105,200	905,772
The Hartford Financial Services Group, Inc.	41,700	1,709,283
Metlife, Inc.	46,400	2,598,400
Old Republic International Corp.	83,600	1,065,900
PartnerRe Ltd.	27,700	1,886,093
Prudential Financial, Inc.	15,800	1,137,600
RenaissanceRe Holdings Ltd.	19,800	1,029,600
Torchmark Corp.	40,900	2,445,820
The Travelers Cos., Inc.	82,782	3,741,746
Unum Group	94,100	2,361,910
XL Capital Ltd.Class A	79,100	1,419,054
		48,509,939
Iron & Steel - 0.1%
ArcelorMittal SA Luxembourg	25,500	1,259,190
Leisure Time - 0.1%
Brunswick Corp.	54,000	690,660
Machinery - Construction & Mining - 0.3%
Joy Global, Inc.	56,800	2,563,952
Machinery -Diversified - 0.1%
Cummins, Inc.	23,400	1,023,048
Manufacturing - 3.7%
General Electric Co.	399,900	10,197,450
Siemens AG Sponsored ADR (Germany)	247,099	23,200,125
Tyco International Ltd.	15,000	525,300
		33,922,875
Media - 5.1%
CBS Corp.Class B	109,250	1,592,865

The accompanying notes are an integral part of the financial statements.

MML Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Gannett Co., Inc.	49,800	$842,118
Liberty Global, Inc.Class C (a)	677,679	19,036,003
News Corp.Class A	1,091,499	13,087,073
Time Warner Cable, Inc.Class A (a)	313,300	7,581,860
Time Warner, Inc.	242,000	3,172,620
Viacom, Inc.Class B (a)	50,200	1,246,968
The Walt Disney Co.	37,700	1,157,013
		47,716,520
Mining - 0.2%
Alcoa, Inc.	73,200	1,652,856
Oil & Gas - 15.5%
Anadarko Petroleum Corp.	47,300	2,294,523
Apache Corp.	27,000	2,815,560
BP PLC Sponsored ADR (United Kingdom)	27,000	1,354,590
Chevron Corp.	118,100	9,740,888
ConocoPhillips	95,500	6,995,375
Devon Energy Corp.	385,960	35,199,552
EOG Resources, Inc.	217,300	19,439,658
Exxon Mobil Corp.	175,800	13,652,628
Hess Corp.	278,470	22,856,818
Nabors Industries Ltd. (a)	56,900	1,417,948
Occidental Petroleum Corp.	14,000	986,300
Petroleo Brasileiro SA Sponsored ADR (Brazil)	631,800	23,641,956
Royal Dutch Shell PLC Sponsored ADR (United Kingdom)	21,900	1,292,319
Total SA Sponsored ADR (France)	29,400	1,783,992
Valero Energy Corp.	39,000	1,181,700
		144,653,807
Packaging & Containers - 0.3%
Owens-IIlinois, Inc. (a)	55,400	1,628,760
Sonoco Products Co.	48,000	1,424,640
		3,053,400
Pharmaceuticals - 7.6%
Abbott Laboratories	591,790	34,075,268
Cardinal Health, Inc.	32,400	1,596,672
Merck & Co., Inc.	111,600	3,522,096
Pfizer, Inc.	443,900	8,185,516
Sanofi-Aventis ADR (France)	39,300	1,291,791
Schering-Plough Corp.	1,149,600	21,233,112
Wyeth	32,200	1,189,468
		71,093,923
Retail - 0.9%
The Gap, Inc.	85,900	1,527,302
The Home Depot, Inc.	79,700	2,063,433
Jones Apparel Group, Inc.	83,700	1,549,287
Limited Brands, Inc.	5,900	102,188
Macy's, Inc.	93,900	1,688,322
Wal-Mart Stores, Inc.	17,000	1,018,130
		7,948,662

The accompanying notes are an integral part of the financial statements.

MML Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Semiconductors - 4.6%
Lam Research Corp. (a)	857,130	$26,991,024
Nvidia Corp. (a)	121,000	1,295,910
Varian Semiconductor Equipment Associates, Inc. (a)	590,770	14,840,142
		43,127,076
Telecommunications - 6.0%
AT&T, Inc.	544,943	15,214,809
Motorola, Inc.	68,100	486,234
Qualcomm, Inc.	755,800	32,476,726
Sprint Nextel Corp.	367,500	2,241,750
Telefonaktiebolaget LM Ericsson Sponsored ADR (Sweden)	122,400	1,154,232
Verizon Communications, Inc.	94,800	3,042,132
Vodafone Group PLC Sponsored ADR (United Kingdom)	72,000	1,591,200
		56,207,083
Trucking & Leasing - 0.8%
Aircastle Ltd.	714,616	7,081,845
TOTAL COMMON STOCK (Cost $1,002,896,750)		909,219,249
TOTAL EQUITIES (Cost $1,002,896,750)		909,219,249
TOTAL LONG-TERM INVESTMENTS (Cost $1,002,896,750)		909,219,249
	Principal Amount
SHORT-TERM INVESTMENTS - 0.5%
Repurchase Agreement - 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/08, 0.900%, due 10/01/08 (b)	$5,245,316	5,245,316
TOTAL SHORT-TERM INVESTMENTS (Cost $5,245,316)		5,245,316
TOTAL INVESTMENTS - 98.2% (Cost $1,008,142,066) (c)		914,464,565
Other Assets/ (Liabilities) - 1.8%		16,412,895
NET ASSETS - 100.0%		$930,877,460

Notes to Portfolio of Investments
ADR - American Depositary Receipt
(a) Non-income producing security.

(b)

Maturity value of $5,245,447. Collateralized by U.S. Government Agency obligations with a rate of 4.128%, maturity date of 5/01/34, and an aggregate market value, including accrued interest, of $5,350,541.

(c) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES - 100.2%
COMMON STOCK - 100.2%
Advertising - 0.1%
Omnicom Group, Inc.	700	$26,992
Aerospace & Defense - 3.5%
Boeing Co.	1,000	57,350
General Dynamics Corp.	2,400	176,688
Goodrich Corp.	300	12,480
L-3 Communications Holdings, Inc.	720	70,791
Lockheed Martin Corp.	1,000	109,670
Northrop Grumman Corp.	960	58,118
Raytheon Co.	2,200	117,722
United Technologies Corp.	2,500	150,150
		752,969
Agriculture - 1.5%
Altria Group, Inc.	11,050	219,232
Philip Morris International, Inc.	2,250	108,225
Reynolds American, Inc.	100	4,862
		332,319
Airlines - 0.1%
Southwest Airlines Co.	1,800	26,118
Apparel - 0.1%
VF Corp.	340	26,285
Auto Manufacturers - 0.0%
Ford Motor Co. (a)	200	1,040
General Motors Corp.	100	945
		1,985
Automotive & Parts - 0.1%
Johnson Controls, Inc.	996	30,209
Banks - 6.1%
Bank of America Corp.	9,901	346,535
The Bank of New York Mellon Corp.	2,486	80,994
BB&T Corp.	1,500	56,700
Capital One Financial Corp.	835	42,585
Comerica, Inc.	400	13,116
Fifth Third Bancorp	700	8,330
First Horizon National Corp.	412	3,858
Huntington Bancshares, Inc.	1,000	7,990
KeyCorp	700	8,358
M&T Bank Corp.	200	17,850
Marshall & Ilsley Corp.	700	14,105
National City Corp.	100	175
Northern Trust Corp.	700	50,540
PNC Financial Services Group, Inc.	1,100	82,170

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Regions Financial Corp.	1,547	$14,851
State Street Corp.	1,600	91,008
SunTrust Banks, Inc.	1,320	59,387
U.S. Bancorp	4,000	144,080
Wachovia Corp.	1,500	5,250
Wells Fargo & Co.	7,000	262,710
Zions Bancorp	300	11,610
		1,322,202
Beverages - 1.6%
Anheuser-Busch Cos., Inc.	2,000	129,760
The Coca-Cola Co.	1,500	79,320
Coca-Cola Enterprises, Inc.	500	8,385
Constellation Brands, Inc.Class A (a)	600	12,876
Molson Coors Brewing Co.Class B	400	18,700
The Pepsi Bottling Group, Inc.	500	14,585
PepsiCo, Inc.	1,300	92,651
		356,277
Biotechnology - 1.4%
Amgen, Inc. (a)	4,800	284,496
Biogen Idec, Inc. (a)	200	10,058
Millipore Corp. (a)	100	6,880
		301,434
Building Materials - 0.1%
Masco Corp.	1,340	24,040
Chemicals - 2.0%
Air Products & Chemicals, Inc.	500	34,245
Ashland, Inc.	2,200	64,328
CF Industries Holdings, Inc.	500	45,730
The Dow Chemical Co.	2,000	63,560
Eastman Chemical Co.	200	11,012
Monsanto Co.	1,400	138,572
PPG Industries, Inc.	300	17,496
Rohm & Haas Co.	200	14,000
The Sherwin-Williams Co.	300	17,148
Sigma-Aldrich Corp.	400	20,968
		427,059
Coal - 0.1%
Massey Energy Co.	100	3,567
Peabody Energy Corp.	400	18,000
		21,567
Commercial Services - 1.4%
Apollo Group, Inc.Class A (a)	300	17,790
Automatic Data Processing, Inc.	800	34,200
Donnelley (R.R.) & Sons Co.	480	11,774
Equifax, Inc.	600	20,670
H&R Block, Inc.	1,000	22,750
Mastercard, Inc.Class A	100	17,733
McKesson Corp.	1,100	59,191

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Moody's Corp.	100	$3,400
Robert Half International, Inc.	400	9,900
Western Union Co.	4,540	112,002
		309,410
Computers - 6.2%
Affiliated Computer Services, Inc.Class A (a)	780	39,491
Apple, Inc. (a)	1,800	204,588
Computer Sciences Corp. (a)	300	12,057
Dell, Inc. (a)	4,700	77,456
EMC Corp. (a)	1,750	20,930
Hewlett-Packard Co.	8,350	386,104
International Business Machines Corp.	4,000	467,840
Lexmark International, Inc.Class A (a)	1,700	55,369
NetApp, Inc. (a)	1,200	21,876
Teradata Corp. (a)	2,700	52,650
		1,338,361
Cosmetics & Personal Care - 2.6%
Colgate-Palmolive Co.	1,000	75,350
The Estee Lauder Cos., Inc.Class A	200	9,890
The Procter & Gamble Co.	7,042	490,757
		575,997
Distribution & Wholesale - 0.1%
Genuine Parts Co.	300	12,063
Diversified Financial - 4.1%
American Express Co.	72	2,551
Ameriprise Financial, Inc.	460	17,572
The Charles Schwab Corp.	1,500	39,000
CIT Group, Inc.	600	4,176
Citigroup, Inc.	3,600	73,836
Discover Financial Services	1,450	20,039
Franklin Resources, Inc.	20	1,815
Freddie Mac	300	513
The Goldman Sachs Group, Inc.	1,400	179,200
Invesco Ltd.	400	8,392
Janus Capital Group, Inc.	500	12,140
JP Morgan Chase & Co.	9,315	435,011
Merrill Lynch & Co., Inc.	700	17,710
Morgan Stanley	3,700	85,100
		897,055
Electric - 3.2%
The AES Corp. (a)	800	9,352
Ameren Corp.	500	19,515
American Electric Power Co., Inc.	1,000	37,030
CenterPoint Energy, Inc.	3,200	46,624
Consolidated Edison, Inc.	500	21,480
Constellation Energy Group, Inc.	1,500	36,450
Dominion Resources, Inc.	1,000	42,780
DTE Energy Co.	500	20,060
Duke Energy Corp.	3,074	53,580

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Edison International	1,100	$43,890
Entergy Corp.	100	8,777
Exelon Corp.	700	43,778
FirstEnergy Corp.	500	33,495
FPL Group, Inc.	600	30,180
Integrys Energy Group, Inc.	380	18,977
Pepco Holdings, Inc.	500	11,455
PG&E Corp.	800	29,960
Pinnacle West Capital Corp.	900	30,969
PPL Corp.	280	10,365
Progress Energy, Inc.	600	25,878
Public Service Enterprise Group, Inc.	300	9,789
Southern Co.	1,900	71,611
TECO Energy, Inc.	800	12,584
Xcel Energy, Inc.	1,100	21,989
		690,568
Electrical Components & Equipment - 0.4%
Emerson Electric Co.	2,200	89,738
Molex, Inc.	300	6,735
		96,473
Electronics - 1.1%
Agilent Technologies, Inc. (a)	800	23,728
Amphenol Corp.Class A	200	8,019
Applera Corp. Applied Biosystems Group	1,300	44,525
Jabil Circuit, Inc.	4,500	42,930
PerkinElmer, Inc.	600	14,982
Thermo Fisher Scientific, Inc. (a)	1,900	104,500
Tyco Electronics Ltd.	200	5,532
Waters Corp. (a)	100	5,818
		250,034
Engineering & Construction - 0.4%
Fluor Corp.	1,500	83,550
Jacobs Engineering Group, Inc. (a)	20	1,086
		84,636
Environmental Controls - 0.5%
Allied Waste Industries, Inc. (a)	1,300	14,443
Waste Management, Inc.	2,800	88,172
		102,615
Foods - 2.0%
Dean Foods Co. (a)	400	9,344
General Mills, Inc.	1,000	68,720
H.J. Heinz Co.	800	39,976
The Hershey Co.	600	23,724
Kellogg Co.	120	6,732
Kraft Foods, Inc.Class A	3,100	101,525
The Kroger Co.	2,000	54,960
McCormick & Co., Inc.	200	7,690
Safeway, Inc.	1,000	23,720
Sara Lee Corp.	1,000	12,580

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
SuperValu, Inc.	500	$10,850
Sysco Corp.	620	19,115
Wrigley (Wm.) Jr. Co.	700	55,580
		434,516
Forest Products & Paper - 0.2%
International Paper Co.	700	18,326
MeadWestvaco Corp.	700	16,317
Plum Creek Timber Co., Inc.	100	4,934
		39,577
Gas - 0.4%
Nicor, Inc.	380	16,853
NiSource, Inc.	600	8,856
Sempra Energy	1,116	56,324
		82,033
Hand & Machine Tools - 0.1%
The Black & Decker Corp.	200	12,150
The Stanley Works	200	8,348
		20,498
Health Care -Products - 4.0%
Baxter International, Inc.	1,000	65,630
Becton, Dickinson & Co.	500	40,130
Boston Scientific Corp. (a)	2,800	34,356
C.R. Bard, Inc.	200	18,974
Covidien Ltd.	1,200	64,512
Johnson & Johnson	6,650	460,712
Medtronic, Inc.	2,900	145,290
St. Jude Medical, Inc. (a)	700	30,443
Varian Medical Systems, Inc. (a)	300	17,139
		877,186
Health Care -Services - 1.2%
Aetna, Inc.	1,300	46,943
Cigna Corp.	900	30,582
Coventry Health Care, Inc. (a)	250	8,137
DaVita, Inc. (a)	100	5,701
Humana, Inc. (a)	100	4,120
Laboratory Corp. of America Holdings (a)	160	11,120
Quest Diagnostics, Inc.	800	41,336
UnitedHealth Group, Inc.	2,400	60,936
WellPoint, Inc. (a)	1,300	60,801
		269,676
Holding Company -Diversified - 0.0%
Leucadia National Corp.	200	9,088
Home Builders - 0.4%
Centex Corp.	1,500	24,300
D.R. Horton, Inc.	1,900	24,738
KB Home	600	11,808
Lennar Corp.Class A	340	5,165

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Pulte Homes, Inc.	2,132	$29,784
		95,795
Home Furnishing - 0.1%
Whirlpool Corp.	200	15,858
Household Products - 0.4%
Avery Dennison Corp.	200	8,896
The Clorox Co.	400	25,076
Fortune Brands, Inc.	200	11,472
Kimberly-Clark Corp.	700	45,388
		90,832
Insurance - 4.9%
AFLAC, Inc.	1,300	76,375
Allstate Corp.	1,780	82,093
American International Group, Inc.	4,320	14,386
Aon Corp.	700	31,472
Assurant, Inc.	600	33,000
Chubb Corp.	1,400	76,860
Cincinnati Financial Corp.	1,420	40,385
Genworth Financial, Inc.Class A	3,500	30,135
The Hartford Financial Services Group, Inc.	1,000	40,990
Lincoln National Corp.	809	34,633
Loews Corp.	700	27,643
Marsh & McLennan Cos., Inc.	3,100	98,456
MBIA, Inc.	600	7,140
Metlife, Inc.	1,400	78,400
Principal Financial Group, Inc.	500	21,745
The Progressive Corp.	3,040	52,896
Prudential Financial, Inc.	900	64,800
Torchmark Corp.	360	21,528
The Travelers Cos., Inc.	3,930	177,636
Unum Group	2,200	55,220
XL Capital Ltd.Class A	500	8,970
		1,074,763
Internet - 0.9%
Expedia, Inc. (a)	400	6,044
Google, Inc.Class A (a)	200	80,104
IAC/InterActiveCorp (a)	100	1,730
Symantec Corp. (a)	5,000	97,900
VeriSign, Inc. (a)	400	10,432
		196,210
Investment Companies - 0.1%
American Capital Strategies Ltd.	500	12,755
Iron & Steel - 0.6%
AK Steel Holding Corp.	1,000	25,920
Nucor Corp.	900	35,550
United States Steel Corp.	800	62,088
		123,558

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Lodging - 0.0%
Starwood Hotels & Resorts Worldwide, Inc.	200	$5,639
Machinery - Construction & Mining - 0.5%
Caterpillar, Inc.	1,700	101,320
Machinery -Diversified - 0.3%
Cummins, Inc.	740	32,353
Deere & Co.	700	34,650
		67,003
Manufacturing - 4.0%
3M Co.	320	21,859
Cooper Industries Ltd.Class A	700	27,965
Danaher Corp.	900	62,460
Dover Corp.	1,100	44,605
Eastman Kodak Co.	100	1,538
Eaton Corp.	400	22,472
General Electric Co.	15,850	404,175
Honeywell International, Inc.	2,100	87,255
Illinois Tool Works, Inc.	1,100	48,895
Ingersoll-Rand Co. Ltd. Class A	164	5,112
ITT Corp.	600	33,366
Leggett & Platt, Inc.	1,200	26,148
Parker Hannifin Corp.	500	26,500
Textron, Inc.	400	11,712
Tyco International Ltd.	1,450	50,779
		874,841
Media - 3.3%
CBS Corp.Class B	1,500	21,870
Comcast Corp.Class A	6,100	119,743
The DIRECTV Group, Inc. (a)	1,700	44,489
Gannett Co., Inc.	100	1,691
The McGraw-Hill Cos., Inc.	900	28,449
Meredith Corp.	100	2,804
News Corp.Class A	4,800	57,552
Time Warner, Inc.	19,450	254,989
Viacom, Inc.Class B (a)	1,800	44,712
The Walt Disney Co.	4,800	147,312
		723,611
Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc.	1,369	77,828
Newmont Mining Corp.	200	7,752
		85,580
Office Equipment/Supplies - 0.4%
Pitney Bowes, Inc.	900	29,934
Xerox Corp.	4,900	56,497
		86,431
Oil & Gas - 11.5%
Anadarko Petroleum Corp.	800	38,808
Apache Corp.	1,700	177,276

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Chesapeake Energy Corp.	700	$25,102
Chevron Corp.	3,921	323,404
ConocoPhillips	4,532	331,969
Devon Energy Corp.	1,800	164,160
ENSCO International, Inc.	800	46,104
EOG Resources, Inc.	324	28,985
Exxon Mobil Corp.	10,500	815,430
Hess Corp.	700	57,456
Marathon Oil Corp.	1,100	43,857
Murphy Oil Corp.	500	32,070
Nabors Industries Ltd. (a)	1,200	29,904
Noble Energy, Inc.	800	44,472
Occidental Petroleum Corp.	3,400	239,530
Pioneer Natural Resources Co.	100	5,182
Questar Corp.	600	24,552
Southwestern Energy Co. (a)	600	18,324
Sunoco, Inc.	200	7,116
Valero Energy Corp.	600	18,180
XTO Energy, Inc.	700	32,564
		2,504,445
Oil & Gas Services - 1.4%
BJ Services Co.	1,700	32,521
Cameron International Corp. (a)	600	23,124
Halliburton Co.	1,800	58,302
National Oilwell Varco, Inc. (a)	1,900	95,437
Schlumberger Ltd.	1,000	78,090
Smith International, Inc.	100	5,864
Transocean, Inc. (a)	40	4,394
		297,732
Packaging & Containers - 0.1%
Bemis Co., Inc.	300	7,863
Pactiv Corp. (a)	100	2,483
Sealed Air Corp.	180	3,906
		14,252
Pharmaceuticals - 4.9%
Abbott Laboratories	1,700	97,886
AmerisourceBergen Corp.	400	15,060
Barr Pharmaceuticals, Inc. (a)	200	13,060
Cardinal Health, Inc.	400	19,552
Eli Lilly & Co.	2,100	92,463
Express Scripts, Inc. (a)	1,300	95,966
Forest Laboratories, Inc. (a)	1,900	53,732
Hospira, Inc. (a)	400	15,280
King Pharmaceuticals, Inc. (a)	700	6,706
Medco Health Solutions, Inc. (a)	320	14,400
Merck & Co., Inc.	4,300	135,708
Pfizer, Inc.	17,700	326,388
Watson Pharmaceuticals, Inc. (a)	2,048	58,368
Wyeth	3,500	129,290
		1,073,859

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Pipelines - 0.2%
El Paso Corp.	600	$7,656
Spectra Energy Corp.	1,400	33,320
		40,976
Real Estate Investment Trusts (REITS) - 0.9%
AvalonBay Communities, Inc.	100	9,842
Boston Properties, Inc.	300	28,098
Developers Diversified Realty Corp.	300	9,507
Equity Residential	1,400	62,174
HCP, Inc.	500	20,065
Host Hotels & Resorts, Inc.	1,000	13,290
Prologis	500	20,635
Public Storage	200	19,802
Vornado Realty Trust	200	18,190
		201,603
Retail - 6.2%
Abercrombie & Fitch Co.Class A	300	11,835
AutoNation, Inc. (a)	5,380	60,471
AutoZone, Inc. (a)	200	24,668
Best Buy Co., Inc.	1,050	39,375
Big Lots, Inc. (a)	1,700	47,311
Coach, Inc. (a)	200	4,965
Costco Wholesale Corp.	600	38,958
Darden Restaurants, Inc.	300	8,589
Family Dollar Stores, Inc.	700	16,590
Gamestop Corp.Class A (a)	200	6,842
The Gap, Inc.	3,000	53,340
The Home Depot, Inc.	4,000	103,560
Jones Apparel Group, Inc.	4,580	84,776
Limited Brands, Inc.	1,100	19,052
Lowe's Cos., Inc.	1,800	42,642
Macy's, Inc.	886	15,930
McDonald's Corp.	2,900	178,930
Office Depot, Inc. (a)	100	582
Polo Ralph Lauren Corp.	700	46,648
RadioShack Corp.	3,900	67,392
Staples, Inc.	400	9,000
The TJX Cos., Inc.	2,400	73,248
Wal-Mart Stores, Inc.	5,598	335,264
Yum! Brands, Inc.	1,800	58,698
		1,348,666
Savings & Loans - 0.4%
Hudson City Bancorp, Inc.	1,500	27,675
Sovereign Bancorp, Inc.	12,287	48,534
		76,209
Semiconductors - 3.3%
Advanced Micro Devices, Inc. (a)	100	525
Altera Corp.	800	16,544
Analog Devices, Inc.	860	22,661
Applied Materials, Inc.	2,600	39,338

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Broadcom Corp.Class A (a)	1,100	$20,493
Intel Corp.	18,850	353,060
KLA-Tencor Corp.	200	6,330
Linear Technology Corp.	100	3,066
LSI Corp. (a)	5,900	31,624
MEMC Electronic Materials, Inc. (a)	300	8,478
Micron Technology, Inc. (a)	200	810
National Semiconductor Corp.	1,100	18,931
Novellus Systems, Inc. (a)	2,400	47,136
QLogic Corp. (a)	3,800	58,368
Texas Instruments, Inc.	2,900	62,350
Xilinx, Inc.	1,100	25,795
		715,509
Software - 3.9%
Adobe Systems, Inc. (a)	2,700	106,569
Autodesk, Inc. (a)	100	3,355
BMC Software, Inc. (a)	1,080	30,920
CA, Inc.	606	12,096
Citrix Systems, Inc. (a)	100	2,526
Compuware Corp. (a)	6,100	59,109
Fiserv, Inc. (a)	500	23,660
IMS Health, Inc.	300	5,673
Intuit, Inc. (a)	700	22,127
Microsoft Corp.	12,750	340,298
Oracle Corp. (a)	11,331	230,133
Salesforce.com, Inc. (a)	100	4,762
		841,228
Telecommunications - 4.1%
AT&T, Inc.	8,245	230,200
CenturyTel, Inc.	1,800	65,970
Cisco Systems, Inc. (a)	6,950	156,792
Corning, Inc.	300	4,692
Embarq Corp.	1,174	47,606
Frontier Communications Corp.	700	8,050
Harris Corp.	100	4,503
Juniper Networks, Inc. (a)	400	8,428
Motorola, Inc.	3,416	24,390
Qualcomm, Inc.	2,340	100,550
Qwest Communications International, Inc.	1,400	4,522
Sprint Nextel Corp.	8,200	50,020
Verizon Communications, Inc.	4,400	141,196
Windstream Corp.	3,800	41,572
		888,491
Toys, Games & Hobbies - 0.2%
Hasbro, Inc.	1,100	38,192
Mattel, Inc.	200	3,608
		41,800
Transportation - 2.2%
Burlington Northern Santa Fe Corp.	1,460	134,948
CSX Corp.	1,100	60,027

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Norfolk Southern Corp.	1,900	$125,799
Ryder System, Inc.	900	55,800
Union Pacific Corp.	1,400	99,624
		476,198
TOTAL COMMON STOCK (Cost $24,452,194)		21,814,406
TOTAL EQUITIES (Cost $24,452,194)		21,814,406
TOTAL LONG-TERM INVESTMENTS (Cost $24,452,194)		21,814,406
	Principal Amount
SHORT-TERM INVESTMENTS - 0.6%
Repurchase Agreement - 0.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/08, 0.900%, due 10/01/08 (b)	$123,729	123,729
TOTAL SHORT-TERM INVESTMENTS (Cost $123,729)		123,729
TOTAL INVESTMENTS - 100.8% (Cost $24,575,923) (c)		21,938,135
Other Assets/ (Liabilities) - (0.8)%		(171,863)
NET ASSETS - 100.0%		$21,766,272

Notes to Portfolio of Investments
(a) Non-income producing security.

(b)

Maturity value of $123,732. Collateralized by U.S. Government Agency obligations with a rate of 4.811%, maturity date of 4/01/34, and an aggregate market value, including accrued interest, of $127,451.

(c) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES - 98.7%
COMMON STOCK - 98.7%
Advertising - 0.1%
Gaiam, Inc.Class A (a)	850	$9,010
Greenfield Online, Inc. (a)	2,830	49,242
Harte-Hanks, Inc.	2,330	24,162
Marchex, Inc.Class B	1,190	12,245
		94,659
Aerospace & Defense - 1.2%
Aerovironment, Inc. (a)	1,770	56,551
Argon ST, Inc. (a)	1,330	31,242
Cubic Corp.	3,930	96,639
Curtiss-Wright Corp.	330	14,998
DRS Technologies, Inc.	4,140	317,745
Ducommun, Inc.	1,570	37,492
Esterline Technologies Corp. (a)	5,150	203,888
GenCorp, Inc. (a)	2,790	18,805
HEICO Corp.	1,200	39,384
Herley Industries, Inc. (a)	60	1,026
Kaman Corp.	210	5,981
Orbital Sciences Corp. (a)	1,740	41,708
Teledyne Technologies, Inc. (a)	2,490	142,328
Triumph Group, Inc.	2,740	125,245
		1,133,032
Agriculture - 0.3%
Agria Corp. Sponsored ADR (Cayman Islands) (a)	100	340
Tejon Ranch Co. (a)	10	371
Universal Corp.	5,500	269,995
		270,706
Airlines - 0.4%
Continental Airlines, Inc.Class B (a)	2,960	49,373
Hawaiian Holdings, Inc. (a)	9,090	84,355
Republic Airways Holdings, Inc. (a)	7,230	73,674
SkyWest, Inc.	10,300	164,594
		371,996
Apparel - 1.1%
Carter's, Inc. (a)	5,880	116,013
Maidenform Brands, Inc. (a)	2,730	39,612
Oxford Industries, Inc.	240	6,199
Perry Ellis International, Inc. (a)	3,210	47,861
Quiksilver, Inc. (a)	2,530	14,522
Skechers U.S.A., Inc.Class A (a)	3,410	57,390
Steven Madden Ltd. (a)	2,080	51,543
Timberland Co.Class A (a)	2,090	36,303
True Religion Apparel, Inc. (a)	3,160	81,686
Unifi, Inc. (a)	560	2,710

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
The Warnaco Group, Inc. (a)	6,950	$314,766
Wolverine World Wide, Inc.	9,832	260,155
		1,028,760
Auto Manufacturers - 0.1%
Navistar International Corp. (a)	1,010	54,722
Oshkosh Corp.	1,250	16,450
Wabash National Corp.	2,180	20,601
		91,773
Automotive & Parts - 0.8%
American Axle & Manufacturing Holdings, Inc.	11,300	60,568
Amerigon, Inc. (a)	300	1,974
ArvinMeritor, Inc.	1,510	19,690
ATC Technology Corp. (a)	2,669	63,362
Autoliv, Inc.	2,910	98,213
Commercial Vehicle Group, Inc. (a)	380	2,702
Cooper Tire & Rubber Co.	5,540	47,644
Exide Technologies (a)	2,730	20,147
Fuel Systems Solutions, Inc. (a)	59	2,033
Hayes Lemmerz International, Inc. (a)	350	956
Lear Corp. (a)	13,423	140,941
Modine Manufacturing Co.	330	4,778
Superior Industries International, Inc.	2,470	47,325
Tenneco, Inc. (a)	6,189	65,789
Titan International, Inc.	3,050	65,026
TRW Automotive Holdings Corp. (a)	7,650	121,712
Visteon Corp. (a)	1,700	3,944
		766,804
Banks - 4.0%
1st Source Corp.	40	940
BancFirst Corp.	500	24,165
Banco Latinoamericano de Exportaciones SA Class E	1,300	18,746
Bank Mutual Corp.	3,460	39,271
Cass Information Systems, Inc.	20	717
Cathay General Bancorp	530	12,614
Central Pacific Financial Corp.	1,010	16,978
Chemical Financial Corp.	1,890	58,855
Citizens Republic Bancorp, Inc.	1,590	4,897
City Holding Co.	2,523	106,597
CoBiz Financial, Inc.	120	1,441
The Colonial BancGroup, Inc.	5,710	44,881
Community Bank System, Inc.	5,140	129,271
Community Trust Bancorp, Inc.	1,260	43,344
East West Bancorp, Inc.	3,100	42,470
Encore Bancshares, Inc. (a)	700	12,600
First Commonwealth Financial Corp.	4,610	62,097
First Community Bancshares, Inc.	550	20,636
First Financial Bancorp	1,600	23,360
First Horizon National Corp.	9,801	91,739
First Merchants Corp.	1,620	36,936
First Midwest Bancorp, Inc.	3,710	89,930

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
FirstMerit Corp.	2,340	$49,140
Frontier Financial Corp.	4,730	63,524
Hancock Holding Co.	1,290	65,790
Hanmi Financial Corp.	350	1,768
Huntington Bancshares, Inc.	5,020	40,110
IBERIABANK Corp.	840	44,394
Independent Bank Corp.	510	15,897
International Bancshares Corp.	4,090	110,430
MainSource Financial Group, Inc.	910	17,836
MB Financial, Inc.	200	6,614
National Penn Bancshares, Inc.	11,760	171,696
NBT Bancorp, Inc.	3,180	95,146
Old National Bancorp	8,290	165,966
Oriental Financial Group, Inc.	3,250	58,045
Pacific Capital Bancorp	9,780	199,023
PacWest Bancorp	570	16,296
Park National Corp.	770	60,060
Popular, Inc.	21,050	174,504
Porter Bancorp, Inc.	210	3,736
Prosperity Bancshares, Inc.	800	27,192
Provident Bankshares Corp.	1,630	15,827
Regions Financial Corp.	3,790	36,384
Renasant Corp.	400	8,684
Republic Bancorp, Inc.Class A	490	14,857
S&T Bancorp, Inc.	750	27,622
Sandy Spring Bancorp, Inc.	90	1,989
Santander BanCorp	410	4,428
Simmons First National Corp.Class A	870	30,972
The South Financial Group, Inc.	1,560	11,435
Southside Bancshares, Inc.	840	21,168
Sterling Bancorp	3,450	49,887
Susquehanna Bancshares, Inc.	13,570	264,886
SVB Financial Group (a)	820	47,494
TCF Financial Corp.	12,620	227,160
Tompkins Financial Corp.	900	45,450
Trustco Bank Corp. NY	2,800	32,788
Trustmark Corp.	970	20,118
UMB Financial Corp.	510	26,785
Umpqua Holdings Corp.	300	4,413
United Community Banks	310	4,111
Webster Financial Corp.	9,480	239,370
WesBanco, Inc.	2,840	75,601
Westamerica Bancorp	1,660	95,500
Western Alliance Bancorp (a)	220	3,401
Whitney Holding Corp.	3,190	77,357
Wintrust Financial Corp.	1,370	40,209
Zions Bancorp	900	34,830
		3,732,378
Beverages - 0.1%
Boston Beer Co., Inc.Class A (a)	650	30,869
Peet's Coffee & Tea, Inc. (a)	400	11,168
		42,037

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Biotechnology - 0.9%
Acorda Therapeutics, Inc. (a)	900	$21,465
Alexion Pharmaceuticals, Inc. (a)	1,900	74,670
American Oriental Bioengineering, Inc. (a)	13,070	84,824
Avant Immunotherapeutics, Inc. (a)	1,000	11,630
Bio-Rad Laboratories, Inc.Class A (a)	200	19,824
BioMimetic Therapeutics, Inc. (a)	480	5,309
Celera Corp. (a)	370	5,717
CryoLife, Inc. (a)	4,310	56,547
Dendreon Corp. (a)	4,900	27,979
Enzo Biochem, Inc. (a)	230	2,525
Enzon Pharmaceuticals, Inc. (a)	6,940	51,217
Geron Corp. (a)	500	1,975
GTx, Inc. (a)	1,150	21,873
Halozyme Therapeutics, Inc. (a)	450	3,303
Human Genome Sciences, Inc. (a)	1,870	11,875
Illumina, Inc. (a)	1,030	41,746
Ligand Pharmaceuticals, Inc. Class B (a)	320	944
Martek Biosciences Corp.	8,020	251,988
Momenta Pharmaceuticals, Inc. (a)	4,360	57,160
Myriad Genetics, Inc. (a)	500	32,440
PDL BioPharma, Inc.	5,510	51,298
RXi Pharmaceuticals Corp. (a)	348	2,840
Seattle Genetics, Inc. (a)	570	6,099
Sequenom, Inc. (a)	900	23,958
Zymogenetics, Inc. (a)	570	3,796
		873,002
Building Materials - 1.0%
Aaon, Inc.	2,470	44,929
Apogee Enterprises, Inc.	2,170	32,615
Armstrong World Industries, Inc.	1,070	30,923
Comfort Systems USA, Inc.	8,714	116,419
Drew Industries, Inc. (a)	1,460	24,981
Gibraltar Industries, Inc.	2,300	43,033
Interline Brands, Inc. (a)	260	4,215
Lennox International, Inc.	7,850	261,169
Louisiana-Pacific Corp.	2,240	20,832
LSI Industries, Inc.	1,170	9,676
NCI Building Systems, Inc. (a)	5,190	164,782
Owens Corning, Inc. (a)	120	2,869
Quanex Building Products Corp.	6,908	105,278
Trex Co., Inc. (a)	360	6,520
Universal Forest Products, Inc.	2,260	78,897
		947,138
Chemicals - 3.4%
American Vanguard Corp.	670	10,104
Arch Chemicals, Inc.	2,750	97,075
Ashland, Inc.	140	4,094
Balchem Corp.	1,050	28,003
CF Industries Holdings, Inc.	870	79,570
Chemtura Corp.	30,890	140,858

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Ferro Corp.	6,830	$137,283
H.B. Fuller Co.	9,800	204,526
Hercules, Inc.	16,220	320,994
ICO, Inc. (a)	3,340	18,737
Innophos Holdings, Inc.	3,760	91,669
Innospec, Inc.	3,250	39,195
Landec Corp. (a)	2,110	17,281
Minerals Technologies, Inc.	3,560	211,322
NewMarket Corp.	3,440	180,806
Nova Chemicals Corp.	5,960	134,696
Olin Corp.	12,010	232,994
OM Group, Inc. (a)	5,306	119,385
Penford Corp.	160	2,830
PolyOne Corp. (a)	11,998	77,387
Quaker Chemical Corp.	1,610	45,821
RPM International, Inc.	3,700	71,558
Schulman (A.), Inc.	3,870	76,549
Sensient Technologies Corp.	4,624	130,073
ShengdaTech, Inc. (a)	590	4,130
Spartech Corp.	260	2,574
Stepan Co.	1,150	62,755
Terra Industries, Inc.	4,940	145,236
Valhi, Inc.	420	7,560
The Valspar Corp.	12,680	282,637
Westlake Chemical Corp.	5,089	107,022
Zep, Inc.	3,814	67,279
		3,152,003
Coal - 0.2%
Alpha Natural Resources, Inc. (a)	1,140	58,630
Massey Energy Co.	2,560	91,315
Westmoreland Coal Co. (a)	410	6,478
		156,423
Commercial Services - 6.2%
Aaron Rents, Inc.	600	16,242
ABM Industries, Inc.	1,590	34,726
Administaff, Inc.	6,119	166,559
Advance America Cash Advance Centers, Inc.	430	1,286
Albany Molecular Research, Inc. (a)	3,880	70,189
AMN Healthcare Services, Inc. (a)	3,810	66,942
Avis Budget Group, Inc. (a)	22,230	127,600
Bankrate, Inc. (a)	40	1,556
Bowne & Co., Inc.	4,480	51,744
Career Education Corp. (a)	1,290	21,092
CBIZ, Inc. (a)	9,170	77,487
CDI Corp.	3,130	69,893
Chemed Corp.	4,120	169,167
Coinstar, Inc. (a)	2,390	76,480
Consolidated Graphics, Inc. (a)	2,060	62,480
Convergys Corp. (a)	17,783	262,833
Corinthian Colleges, Inc. (a)	1,740	26,100
Cornell Cos., Inc. (a)	2,710	73,658

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
The Corporate Executive Board Co.	230	$7,188
Corvel Corp. (a)	590	16,880
CoStar Group, Inc. (a)	60	2,723
CRA International, Inc. (a)	1,240	34,075
Cross Country Healthcare, Inc. (a)	2,060	33,557
Deluxe Corp.	10,900	156,851
Donnelley (R.R.) & Sons Co.	3,590	88,063
DynCorp International, Inc. (a)	7,270	121,845
Emergency Medical Services Corp.Class A (a)	1,070	31,972
Exlservice Holdings, Inc. (a)	150	1,317
Exponent, Inc. (a)	3,500	115,815
First Advantage Corp.Class A (a)	700	9,835
Forrester Research, Inc. (a)	2,400	70,368
Gartner, Inc. (a)	5,322	120,703
Global Cash Access Holdings, Inc. (a)	5,390	27,273
Global Payments, Inc.	130	5,832
H&E Equipment Services, Inc. (a)	710	6,859
The Hackett Group, Inc. (a)	190	1,034
Healthcare Services Group, Inc.	820	14,998
Healthspring, Inc. (a)	13,000	275,080
Heartland Payment Systems, Inc.	1,500	38,340
Heidrick & Struggles International, Inc.	890	26,834
Hertz Global Holdings, Inc. (a)	7,360	55,715
Hewitt Associates, Inc.Class A (a)	1,930	70,329
Hill International, Inc. (a)	4,180	57,893
Hillenbrand, Inc.	800	16,128
Hudson Highland Group, Inc. (a)	3,310	23,005
ICF International, Inc. (a)	1,780	35,155
Integrated Electrical Services, Inc. (a)	1,240	21,774
K12, Inc. (a)	230	6,095
Kelly Services, Inc.Class A	3,160	60,198
Kenexa Corp. (a)	220	3,474
Kforce, Inc. (a)	150	1,532
Korn/Ferry International (a)	8,759	156,085
Landauer, Inc.	1,430	104,032
Learning Tree International, Inc. (a)	10	125
Manpower, Inc.	2,232	96,333
Maximus, Inc.	2,130	78,469
McGrath Rentcorp	1,290	37,178
Monro Muffler Brake, Inc.	540	12,452
Monster Worldwide, Inc. (a)	3,770	56,211
MPS Group, Inc. (a)	20,476	206,398
Navigant Consulting, Inc. (a)	1,980	39,382
Net 1 UEPS Technologies, Inc. (a)	6,630	148,048
On Assignment, Inc. (a)	2,290	18,045
PAREXEL International Corp. (a)	5,868	168,177
PHH Corp. (a)	6,864	91,223
Pre-Paid Legal Services, Inc. (a)	100	4,126
PRG-Schultz International, Inc. (a)	160	1,434
The Providence Service Corp. (a)	460	4,508
Rent-A-Center, Inc. (a)	11,480	255,774
Resources Connection, Inc. (a)	7,910	178,212
Robert Half International, Inc.	5,780	143,055

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Rollins, Inc.	3,485	$66,145
RSC Holdings, Inc. (a)	50	568
Service Corp. International	7,670	64,121
Spherion Corp. (a)	3,369	16,407
Standard Parking Corp. (a)	650	14,443
Steiner Leisure Ltd. (a)	1,021	35,102
Stewart Enterprises, Inc.Class A	9,640	75,770
Strayer Education, Inc.	100	20,026
Team, Inc. (a)	1,920	69,350
TeleTech Holdings, Inc. (a)	6,230	77,501
Ticketmaster (a)	848	9,099
Total System Services, Inc.	260	4,264
Tree.com, Inc. (a)	141	680
TrueBlue, Inc. (a)	10,090	163,054
United Rentals, Inc. (a)	10,751	163,845
Universal Technical Institute, Inc. (a)	270	4,606
Viad Corp.	4,485	129,123
Watson Wyatt Worldwide, Inc.Class A	1,340	66,638
		5,714,783
Computers - 2.8%
3PAR, Inc. (a)	2,790	17,996
Agilysys, Inc.	130	1,312
Brocade Communications Systems, Inc. (a)	25,330	147,421
CACI International, Inc.Class A (a)	1,020	51,102
Cadence Design Systems, Inc. (a)	19,860	134,254
Ciber, Inc. (a)	10,036	70,152
Compellent Technologies, Inc. (a)	340	4,216
Computer Sciences Corp. (a)	2,730	109,719
COMSYS IT Partners, Inc. (a)	1,010	9,817
Electronics for Imaging, Inc. (a)	5,060	70,486
Furmanite Corp. (a)	790	8,169
Hutchinson Technology, Inc. (a)	210	2,432
iGate Corp. (a)	1,080	9,364
Imation Corp.	4,600	103,914
Integral Systems, Inc. (a)	3,590	74,564
Jack Henry & Associates, Inc.	1,030	20,940
Lexmark International, Inc.Class A (a)	4,920	160,244
Manhattan Associates, Inc. (a)	4,080	91,147
Mentor Graphics Corp. (a)	7,170	81,379
MTS Systems Corp.	2,312	97,335
NCR Corp. (a)	6,730	148,396
Ness Technologies, Inc. (a)	1,950	22,366
Netezza Corp. (a)	3,820	40,530
Netscout Systems, Inc. (a)	2,810	29,898
Perot Systems Corp.Class A (a)	9,850	170,897
Rackable Systems, Inc. (a)	490	4,807
Radiant Systems, Inc. (a)	3,550	30,849
RadiSys Corp. (a)	100	860
Seagate Technology	10,140	122,897
Silicon Storage Technology, Inc. (a)	4,140	13,496
STEC, Inc. (a)	9,360	72,072
Stratasys, Inc. (a)	440	7,687

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Sun Microsystems, Inc. (a)	6,470	$49,172
SYKES Enterprises, Inc. (a)	5,523	121,285
Synaptics, Inc. (a)	8,830	266,843
Synopsys, Inc. (a)	620	12,369
Teradata Corp. (a)	350	6,825
Unisys Corp. (a)	2,910	8,003
Western Digital Corp. (a)	8,860	188,895
Xyratex Ltd. (a)	1,490	16,584
		2,600,694
Cosmetics & Personal Care - 0.3%
Chattem, Inc. (a)	3,000	234,540
Elizabeth Arden, Inc. (a)	1,760	34,549
Inter Parfums, Inc.	2,815	38,171
Revlon, Inc. (a)	140	2,079
		309,339
Distribution & Wholesale - 1.8%
Beacon Roofing Supply, Inc. (a)	5,060	79,037
BlueLinx Holdings, Inc.	280	1,481
Chindex International, Inc. (a)	605	6,570
Core-Mark Holding Co., Inc. (a)	330	8,247
Genuine Parts Co.	350	14,074
Houston Wire & Cable Co.	3,700	63,529
Ingram Micro, Inc.Class A (a)	3,480	55,924
LKQ Corp. (a)	3,950	67,031
Owens & Minor, Inc.	7,280	353,080
Pool Corp.	1,720	40,128
ScanSource, Inc. (a)	2,360	67,944
Tech Data Corp. (a)	8,300	247,755
United Stationers, Inc. (a)	4,929	235,754
W.W. Grainger, Inc.	210	18,264
Watsco, Inc.	2,050	103,074
WESCO International, Inc. (a)	8,400	270,312
		1,632,204
Diversified Financial - 1.4%
Advanta Corp.Class B	3,801	31,282
AmeriCredit Corp. (a)	11,670	118,217
Asset Acceptance Capital Corp. (a)	2,470	26,034
Discover Financial Services	10,920	150,914
E*Trade Financial Corp. (a)	16,280	45,584
Encore Capital Group, Inc. (a)	520	7,124
Financial Federal Corp.	4,410	101,077
The First Marblehead Corp.	2,150	5,354
GAMCO Investors, Inc.Class A	550	32,615
Greenhill & Co., Inc.	250	18,437
Interactive Brokers Group, Inc. (a)	710	15,741
Invesco Ltd.	1,670	35,037
KBW, Inc. (a)	2,460	81,032
Knight Capital Group, Inc.Class A (a)	6,740	100,156
LaBranche & Co., Inc. (a)	7,900	35,550
Legg Mason, Inc.	1,170	44,530

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
MarketAxess Holdings, Inc. (a)	890	$7,182
National Financial Partners Corp.	2,470	37,050
Nelnet, Inc.Class A	750	10,650
Ocwen Financial Corp. (a)	1,990	16,020
Penson Worldwide, Inc. (a)	2,380	33,011
Piper Jaffray Cos. (a)	10	433
Portfolio Recovery Associates, Inc. (a)	680	33,068
Sanders Morris Harris Group, Inc.	110	952
Stifel Financial Corp. (a)	910	45,409
SWS Group, Inc.	4,889	98,562
TD Ameritrade Holding Corp. (a)	4,870	78,894
TradeStation Group, Inc. (a)	410	3,834
US Global Investors, Inc.Class A	180	1,809
World Acceptance Corp. (a)	3,190	114,840
		1,330,398
Electric - 0.6%
Avista Corp.	7,970	173,029
CH Energy Group, Inc.	410	17,864
El Paso Electric Co. (a)	300	6,300
Hawaiian Electric Industries, Inc.	3,270	95,190
Integrys Energy Group, Inc.	640	31,961
Mirant Corp. (a)	2,450	44,810
Pike Electric Corp. (a)	3,090	45,516
Reliant Energy, Inc. (a)	220	1,617
UIL Holdings Corp.	1,850	63,510
Unisource Energy Corp.	2,530	73,851
		553,648
Electrical Components & Equipment - 1.1%
Advanced Battery Technologies, Inc. (a)	770	2,487
Advanced Energy Industries, Inc. (a)	5,156	70,534
Belden, Inc.	7,203	228,983
C&D Technologies, Inc. (a)	2,040	11,587
Encore Wire Corp.	3,720	67,369
Fushi Copperweld, Inc. (a)	230	2,229
Graftech International Ltd. (a)	14,710	222,268
Graham Corp.	660	35,706
Hubbell, Inc.Class B	40	1,402
Insteel Industries, Inc.	3,150	42,809
Littelfuse, Inc. (a)	2,665	79,230
Molex, Inc.	4,620	103,719
Powell Industries, Inc. (a)	1,850	75,499
Valence Technology, Inc. (a)	5,290	18,251
Vicor Corp.	1,243	11,038
		973,111
Electronics - 4.1%
American Science & Engineering, Inc.	700	41,811
Amphenol Corp.Class A	2,590	103,963
Analogic Corp.	3,400	169,184
Arrow Electronics, Inc. (a)	5,440	142,637
Avnet, Inc. (a)	4,530	111,574

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
AVX Corp.	2,170	$22,112
Axsys Technologies, Inc. (a)	1,790	105,503
Badger Meter, Inc.	2,730	128,173
Bel Fuse, Inc.Class A	800	22,000
Benchmark Electronics, Inc. (a)	12,320	173,466
Brady Corp.Class A	4,800	169,344
Checkpoint Systems, Inc. (a)	1,224	23,036
Cogent, Inc. (a)	4,660	47,625
Coherent, Inc. (a)	3,390	120,514
CTS Corp.	6,502	83,095
Cymer, Inc. (a)	4,930	124,877
Daktronics, Inc.	1,880	31,321
Dionex Corp. (a)	910	57,830
Dolby Laboratories, Inc.Class A (a)	70	2,463
Electro Scientific Industries, Inc. (a)	2,080	29,578
FEI Co. (a)	4,870	115,955
FLIR Systems, Inc. (a)	1,220	46,872
II-VI, Inc. (a)	1,510	58,377
Itron, Inc. (a)	60	5,312
Jabil Circuit, Inc.	3,210	30,623
Measurement Specialties, Inc. (a)	30	523
Methode Electronics, Inc.	5,090	45,505
Multi-Fineline Electronix, Inc. (a)	4,010	59,308
NAM TAI Electronics, Inc.	1,690	13,807
National Instruments Corp.	4,690	140,934
Newport Corp. (a)	1,190	12,828
OSI Systems, Inc. (a)	1,160	27,272
Park Electrochemical Corp.	2,200	53,328
Plexus Corp. (a)	10,130	209,691
Rofin-Sinar Technologies, Inc. (a)	6,824	208,883
Rogers Corp. (a)	1,900	70,262
Sanmina-SCI Corp. (a)	13,090	18,326
Stoneridge, Inc. (a)	4,480	50,400
Technitrol, Inc.	5,820	86,078
Thomas & Betts Corp. (a)	650	25,395
Trimble Navigation Ltd. (a)	3,480	89,993
TTM Technologies, Inc. (a)	9,350	92,752
Varian, Inc. (a)	3,040	130,416
Vishay Intertechnology, Inc. (a)	19,190	127,038
Watts Water Technologies, Inc.Class A	3,900	106,665
Woodward Governor Co.	7,094	250,205
		3,786,854
Energy - Alternate Sources - 0.2%
Canadian Hydro Developers, Inc. (a)	6,400	24,938
Energy Conversion Devices, Inc. (a)	200	11,650
Headwaters, Inc. (a)	6,350	84,773
Plug Power, Inc. (a)	480	475
VeraSun Energy Corp. (a)	7,390	23,131
		144,967
Engineering & Construction - 0.9%
Aecom Technology Corp. (a)	2,530	61,833

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Dycom Industries, Inc. (a)	5,720	$74,474
Emcor Group, Inc. (a)	7,774	204,612
ENGlobal Corp. (a)	3,550	47,109
Granite Construction, Inc.	5,170	185,189
Insituform Technologies, Inc.Class A (a)	4,030	60,289
KBR, Inc.	1,550	23,669
Layne Christensen Co. (a)	430	15,235
Michael Baker Corp. (a)	930	32,364
Perini Corp. (a)	1,960	50,548
Stanley, Inc. (a)	1,800	66,438
		821,760
Entertainment - 0.4%
Churchill Downs, Inc.	300	14,694
DreamWorks Animation SKG, Inc.Class A (a)	2,650	83,342
International Speedway Corp.Class A	3,810	148,247
National CineMedia, Inc.	2,530	27,956
Speedway Motorsports, Inc.	2,820	54,934
Steinway Musical Instruments, Inc. (a)	1,040	29,453
Warner Music Group Corp.	2,950	22,420
		381,046
Environmental Controls - 1.0%
American Ecology Corp.	3,120	86,331
Calgon Carbon Corp. (a)	8,970	182,629
Casella Waste Systems, Inc.Class A (a)	1,160	13,618
Clean Harbors, Inc. (a)	3,140	212,107
Darling International, Inc. (a)	11,430	126,987
Metalico, Inc. (a)	3,960	23,364
Mine Safety Appliances Co.	2,820	107,499
Nalco Holding Co.	3,670	68,042
Rentech, Inc. (a)	1,310	1,742
TETRA Technologies, Inc. (a)	188	4,523
Waste Connections, Inc. (a)	2,030	69,629
Waste Services, Inc. (a)	70	519
		896,990
Foods - 0.9%
Arden Group, Inc.Class A	150	21,843
Chiquita Brands International, Inc. (a)	11,040	174,542
Del Monte Foods Co.	13,970	108,966
Diamond Foods, Inc.	2,790	78,204
Flowers Foods, Inc.	3,341	98,092
Fresh Del Monte Produce, Inc. (a)	2,640	58,608
Ingles Markets, Inc.Class A	826	18,858
J&J Snack Foods Corp.	540	18,311
M&F Worldwide Corp. (a)	110	4,400
Nash Finch Co.	2,670	115,130
Pilgrim's Pride Corp.	1,400	3,486
Ralcorp Holdings, Inc. (a)	330	22,245
Sanderson Farms, Inc.	220	8,083
Spartan Stores, Inc.	2,810	69,913
TreeHouse Foods, Inc. (a)	510	15,147

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Weis Markets, Inc.	60	$2,161
		817,989
Forest Products & Paper - 0.8%
Buckeye Technologies, Inc. (a)	1,180	9,664
Deltic Timber Corp.	1,080	68,731
Domtar Corp. (a)	520	2,392
Glatfelter	5,140	69,596
MeadWestvaco Corp.	330	7,692
Mercer International, Inc. (a)	1,320	4,831
Neenah Paper, Inc.	180	3,564
Potlatch Corp.	900	41,751
Rock-Tenn Co.Class A	8,146	325,677
Schweitzer-Mauduit International, Inc.	830	15,762
Smurfit-Stone Container Corp. (a)	5,500	25,850
Temple-Inland, Inc.	5,290	80,725
Verso Paper Corp.	440	1,162
Wausau Paper Corp.	4,020	40,723
Xerium Technologies, Inc.	760	4,894
		703,014
Gas - 0.8%
The Laclede Group, Inc.	3,220	156,138
New Jersey Resources Corp.	2,170	77,881
Northwest Natural Gas Co.	2,740	142,480
South Jersey Industries, Inc.	1,100	39,270
Southwest Gas Corp.	1,315	39,792
WGL Holdings, Inc.	9,090	294,970
		750,531
Hand & Machine Tools - 0.6%
Baldor Electric Co.	5,100	146,931
K-Tron International, Inc. (a)	50	6,442
Kennametal, Inc.	650	17,628
Lincoln Electric Holdings, Inc.	1,320	84,889
Regal-Beloit Corp.	4,000	170,080
Snap-on, Inc.	1,890	99,527
Thermadyne Holdings Corp. (a)	80	1,334
		526,831
Health Care -Products - 1.9%
Abaxis, Inc. (a)	780	15,366
American Medical Systems Holdings, Inc. (a)	2,670	47,419
AngioDynamics, Inc. (a)	1,230	19,434
Bruker Corp. (a)	600	7,998
CONMED Corp. (a)	3,750	120,000
Cyberonics, Inc. (a)	4,330	73,610
Datascope Corp.	1,460	75,380
Exactech, Inc. (a)	1,130	25,131
Hanger Orthopedic Group, Inc. (a)	4,640	80,968
Hillenbrand Industries, Inc.	4,390	133,061
Invacare Corp.	2,780	67,109
IRIS International, Inc. (a)	860	15,394
Kensey Nash Corp. (a)	2,680	84,313

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Luminex Corp. (a)	3,920	$98,039
Masimo Corp. (a)	1,000	37,200
Merit Medical Systems, Inc. (a)	4,290	80,523
Natus Medical, Inc. (a)	2,740	62,088
Nuvasive, Inc. (a)	1,000	49,330
PSS World Medical, Inc. (a)	2,240	43,680
Quidel Corp. (a)	4,480	73,517
Somanetics Corp. (a)	1,880	41,116
SonoSite, Inc. (a)	1,510	47,414
Spectranetics Corp. (a)	190	880
Steris Corp.	7,520	282,601
Symmetry Medical, Inc. (a)	1,400	25,984
Synovis Life Technologies, Inc. (a)	1,530	28,795
Vital Signs, Inc.	190	14,041
Vnus Medical Technologies, Inc. (a)	1,610	33,697
Zoll Medical Corp. (a)	3,180	104,050
		1,788,138
Health Care -Services - 1.8%
Alliance Imaging, Inc. (a)	4,320	44,366
Almost Family, Inc. (a)	560	22,148
Amedisys, Inc. (a)	960	46,723
AMERIGROUP Corp. (a)	6,780	171,127
AmSurg Corp. (a)	970	24,706
Apria Healthcare Group, Inc. (a)	4,810	87,734
Assisted Living Concepts, Inc.Class A (a)	920	5,860
Centene Corp. (a)	9,730	199,562
Coventry Health Care, Inc. (a)	380	12,369
Gentiva Health Services, Inc. (a)	1,870	50,378
Health Net, Inc. (a)	900	21,240
Kindred Healthcare, Inc. (a)	4,760	131,233
LHC Group, Inc. (a)	220	6,266
Life Sciences Research, Inc. (a)	460	16,100
LifePoint Hospitals, Inc. (a)	9,220	296,331
Lincare Holdings, Inc. (a)	4,920	148,043
Magellan Health Services, Inc. (a)	330	13,550
Medcath Corp. (a)	200	3,584
Molina Healthcare, Inc. (a)	4,398	136,338
National Healthcare Corp.	60	2,827
Odyssey Healthcare, Inc. (a)	2,130	21,620
Psychiatric Solutions, Inc. (a)	500	18,975
RehabCare Group, Inc. (a)	3,030	54,843
Res-Care, Inc. (a)	2,330	42,266
Skilled Healthcare Group, Inc.Class A (a)	730	11,600
Sun Healthcare Group, Inc. (a)	780	11,435
WellCare Health Plans, Inc. (a)	2,818	101,448
		1,702,672
Home Builders - 1.0%
Amrep Corp. (a)	160	6,786
Beazer Homes USA, Inc. (a)	3,000	17,940
Cavco Industries, Inc. (a)	340	12,291
Centex Corp.	4,000	64,800

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Champion Enterprises, Inc. (a)	12,430	$68,987
Hovnanian Enterprises, Inc.Class A (a)	5,360	42,826
KB Home	740	14,563
Lennar Corp.Class A	13,370	203,090
M/I Homes, Inc.	1,650	37,587
Meritage Home Corp. (a)	1,270	31,369
NVR, Inc. (a)	30	17,160
Pulte Homes, Inc.	1,780	24,867
The Ryland Group, Inc.	7,220	191,474
Thor Industries, Inc.	6,740	167,287
Winnebago Industries, Inc.	600	7,752
		908,779
Home Furnishing - 0.5%
American Woodmark Corp.	450	10,103
DTS, Inc. (a)	3,170	88,221
Ethan Allen Interiors, Inc.	3,520	98,631
Furniture Brands International, Inc.	6,940	73,009
Hooker Furniture Corp.	2,200	39,050
Kimball International, Inc.Class B	2,063	22,280
La-Z-Boy, Inc.	7,120	66,358
Sealy Corp.	4,070	26,292
Tempur-Pedic International, Inc.	610	7,174
TiVo, Inc. (a)	1,600	11,712
Universal Electronics, Inc. (a)	30	749
		443,579
Household Products - 0.7%
ACCO Brands Corp. (a)	620	4,675
American Greetings Corp.Class A	8,792	134,430
Blyth, Inc.	5,810	65,885
Central Garden & Pet Co.Class A (a)	330	1,964
CSS Industries, Inc.	1,230	31,660
Ennis, Inc.	1,811	27,998
Helen of Troy Ltd. (a)	4,210	95,862
Prestige Brands Holdings, Inc. (a)	6,940	61,627
The Scotts Miracle-Gro Co.Class A	5,610	132,620
The Standard Register Co.	3,190	31,421
Tupperware Brands Corp.	800	22,104
WD-40 Co.	1,760	63,237
		673,483
Housewares - 0.4%
National Presto Industries, Inc.	870	64,815
The Toro Co.	7,100	293,230
		358,045
Insurance - 6.4%
Alleghany Corp. (a)	1	365
Allied World Assurance Holdings Ltd.	4,820	171,206
American Equity Investment Life Holding Co.	6,780	50,850
American Financial Group, Inc.	3,460	102,070
American Physicians Capital, Inc.	2,292	97,020
Amerisafe, Inc. (a)	4,270	77,714

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Amtrust Financial Services, Inc.	6,490	$88,199
Arch Capital Group Ltd. (a)	1,280	93,478
Argo Group International Holdings Ltd. (a)	96	3,538
Aspen Insurance Holdings Ltd.	11,790	324,225
Assurant, Inc.	2,490	136,950
Axis Capital Holdings Ltd.	4,760	150,940
Brown & Brown, Inc.	3,410	73,724
Cincinnati Financial Corp.	610	17,348
CNA Financial Corp.	3,960	103,910
CNA Surety Corp. (a)	2,661	44,439
Conseco, Inc. (a)	11,630	40,938
Crawford & Co. (a)	110	1,672
Darwin Professional Underwriters, Inc. (a)	780	24,266
Delphi Financial Group, Inc.Class A	3,338	93,598
Donegal Group, Inc.Class A	87	1,577
eHealth, Inc. (a)	270	4,320
EMC Insurance Group, Inc.	60	1,769
Employers Holdings, Inc.	4,240	73,691
Endurance Specialty Holdings Ltd.	7,440	230,045
Everest Re Group Ltd.	130	11,249
FBL Financial Group, Inc.Class A	2,650	73,908
Fidelity National Financial, Inc.Class A	6,280	92,316
First American Corp.	1,330	39,235
Flagstone Reinsurance Holdings Ltd.	240	2,465
FPIC Insurance Group, Inc. (a)	1,732	89,007
Genworth Financial, Inc.Class A	8,800	75,768
Hallmark Financial Services, Inc. (a)	800	7,272
The Hanover Insurance Group, Inc.	1,610	73,287
Harleysville Group, Inc.	3,200	120,960
HCC Insurance Holdings, Inc.	2,080	56,160
Hilb, Rogal & Hobbs Co.	370	17,294
Horace Mann Educators Corp.	1,750	22,523
Infinity Property & Casualty Corp.	2,496	102,835
IPC Holdings Ltd.	8,750	264,337
LandAmerica Financial Group, Inc.	610	14,793
Max Capital Group Ltd.	10,630	246,935
Meadowbrook Insurance Group, Inc.	2,390	16,873
Montpelier Re Holdings Ltd.	5,020	82,880
National Interstate Corp.	820	19,705
National Western Life Insurance Co.Class A	60	14,524
Nationwide Financial Services, Inc.Class A	1,270	62,649
Navigators Group, Inc. (a)	2,240	129,920
Odyssey Re Holdings Corp.	2,370	103,806
OneBeacon Insurance Group Ltd.	1,860	39,339
Philadelphia Consolidated Holding Corp. (a)	3,000	175,710
The Phoenix Companies, Inc.	5,924	54,738
Platinum Underwriters Holdings Ltd.	9,080	322,158
PMA Capital Corp.Class A (a)	1,010	8,908
The PMI Group, Inc.	7,780	22,951
Presidential Life Corp.	320	5,053
ProAssurance Corp. (a)	4,810	269,360
Protective Life Corp.	2,980	84,960
Reinsurance Group of America, Inc.Class A	410	22,140

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
RenaissanceRe Holdings Ltd.	990	$51,480
RLI Corp.	2,301	142,869
Safety Insurance Group, Inc.	1,980	75,101
SeaBright Insurance Holdings, Inc. (a)	2,120	27,560
Selective Insurance Group	6,204	142,196
StanCorp Financial Group, Inc.	2,500	130,000
State Auto Financial Corp.	810	23,547
Transatlantic Holdings, Inc.	780	42,393
United America Indemnity Ltd.Class A (a)	3,120	44,398
United Fire & Casualty Co.	250	7,148
Unitrin, Inc.	2,900	72,326
Universal American Corp. (a)	810	9,874
Unum Group	6,840	171,684
Validus Holdings Ltd.	150	3,488
W.R. Berkley Corp.	5,550	130,702
Zenith National Insurance Corp.	2,910	106,622
		5,935,258
Internet - 2.6%
1-800-Flowers.com, Inc. Class A (a)	6,200	37,324
Art Technology Group, Inc. (a)	2,340	8,237
Asiainfo Holdings, Inc. (a)	7,060	64,811
Avocent Corp. (a)	9,570	195,802
Bidz.com, Inc. (a)	450	3,897
Check Point Software Technologies Ltd. (a)	2,050	46,617
CyberSources Corp. (a)	5,803	93,486
Digital River, Inc. (a)	2,220	71,928
EarthLink, Inc. (a)	2,360	20,060
eResearch Technology, Inc. (a)	6,590	78,487
Expedia, Inc. (a)	1,070	16,168
F5 Networks, Inc. (a)	280	6,546
Global Sources Ltd. (a)	5,465	55,033
HLTH Corp. (a)	680	7,772
i2 Technologies, Inc. (a)	610	8,229
IAC/InterActiveCorp (a)	2,230	38,579
Imergent, Inc.	1,330	14,896
Interwoven, Inc. (a)	5,437	76,771
j2 Global Communications, Inc. (a)	11,380	265,723
Liberty Media Holding Corp. Interactive Class A (a)	4,860	62,743
Limelight Networks, Inc. (a)	160	400
ModusLink Global Solutions, Inc. (a)	2,490	23,929
Move, Inc. (a)	410	869
Navisite, Inc. (a)	1,240	2,480
Netflix, Inc. (a)	9,290	286,875
NIC, Inc.	3,970	27,393
NutriSystem, Inc.	910	16,125
Orbitz Worldwide, Inc. (a)	390	2,289
Overstock.com, Inc. (a)	720	14,263
Priceline.com, Inc. (a)	560	38,321
RealNetworks, Inc. (a)	7,330	37,236
S1 Corp. (a)	10,820	66,218
Sapient Corp. (a)	15,170	112,713
Sohu.com, Inc. (a)	650	36,238

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
SonicWALL, Inc. (a)	4,084	$21,400
Stamps.com, Inc. (a)	2,730	31,859
TheStreet.com, Inc.	1,792	10,734
thinkorswim Group, Inc. (a)	1,450	12,079
TIBCO Software, Inc. (a)	34,790	254,663
United Online, Inc.	10,797	101,600
Valueclick, Inc. (a)	2,980	30,485
Vignette Corp. (a)	4,445	47,739
Vocus, Inc. (a)	1,780	60,449
Zix Corp. (a)	1,330	3,006
		2,412,472
Investment Companies - 0.0%
NGP Capital Resources Co.	460	6,702
Iron & Steel - 0.5%
AK Steel Holding Corp.	3,050	79,056
Carpenter Technology Corp.	1,870	47,965
Olympic Steel, Inc.	1,860	54,851
Reliance Steel & Aluminum Co.	2,660	101,000
Schnitzer Steel Industries, Inc.Class A	3,628	142,363
Shiloh Industries, Inc.	230	1,944
Sutor Technology Group Ltd. (a)	150	494
Universal Stainless & Alloy (a)	540	13,797
		441,470
Leisure Time - 0.7%
Brunswick Corp.	10,210	130,586
Callaway Golf Co.	18,120	254,948
Interval Leisure Group, Inc. (a)	848	8,819
Polaris Industries, Inc.	4,900	222,901
Town Sports International Holdings, Inc. (a)	1,090	6,649
		623,903
Lodging - 0.2%
Boyd Gaming Corp.	1,650	15,444
Marcus Corp.	1,960	31,517
Riviera Holdings Corp. (a)	60	441
Wyndham Worldwide Corp.	6,010	94,417
		141,819
Machinery - Construction & Mining - 0.1%
Astec Industries, Inc. (a)	2,614	80,590
Machinery -Diversified - 2.0%
Altra Holdings, Inc. (a)	2,090	30,848
Applied Industrial Technologies, Inc.	8,898	239,623
Briggs & Stratton Corp.	1,240	20,063
Cascade Corp.	500	21,905
Chart Industries, Inc. (a)	3,130	89,393
Cognex Corp.	7,360	148,378
Columbus McKinnon Corp. (a)	3,250	76,603
Cummins, Inc.	1,780	77,822
DXP Enterprises, Inc. (a)	340	18,125
Gardner Denver, Inc. (a)	5,990	207,973

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Gerber Scientific, Inc. (a)	1,030	$9,414
Gorman-Rupp Co.	3,000	113,160
Hurco Cos., Inc. (a)	580	17,151
IDEX Corp.	2,220	68,864
Intermec, Inc. (a)	110	2,160
Kadant, Inc. (a)	3,220	73,319
NACCO Industries, Inc.Class A	130	12,288
Nordson Corp.	3,070	150,768
Robbins & Myers, Inc.	3,616	111,843
Roper Industries, Inc.	150	8,544
Sauer-Danfoss, Inc.	120	2,963
Tecumseh Products Co.Class A (a)	3,730	93,399
Tennant Co.	1,142	39,125
Twin Disc, Inc.	490	6,742
Wabtec Corp.	4,010	205,432
Zebra Technologies Corp.Class A (a)	1,730	48,181
		1,894,086
Manufacturing - 2.4%
A.O. Smith Corp.	5,320	208,491
Actuant Corp.Class A	5,890	148,664
Acuity Brands, Inc.	6,838	285,555
Ameron International Corp.	960	68,784
AZZ, Inc. (a)	2,350	97,219
Barnes Group, Inc.	9,040	182,789
Blount International, Inc. (a)	6,420	71,455
Carlisle Cos., Inc.	1,010	30,270
Ceradyne, Inc. (a)	5,020	184,033
Cooper Industries Ltd.Class A	680	27,166
Dover Corp.	1,110	45,010
EnPro Industries, Inc. (a)	5,590	207,724
Federal Signal Corp.	5,660	77,542
GenTek, Inc. (a)	210	5,399
Griffon Corp. (a)	713	6,431
Ingersoll-Rand Co. Ltd. Class A	4,720	147,122
John Bean Technologies Corp. (a)	888	11,242
Koppers Holdings, Inc.	4,980	186,302
LSB Industries, Inc. (a)	1,310	18,144
Lydall, Inc. (a)	1,730	16,660
Matthews International Corp.Class A	1,130	57,336
McCoy Corp.	4,900	10,910
Myers Industries, Inc.	1,987	25,056
Pentair, Inc.	500	17,285
Raven Industries, Inc.	2,010	79,093
Reddy Ice Holdings, Inc.	570	2,081
Standex International Corp.	80	2,220
Teleflex, Inc.	40	2,540
Tredegar Corp.	1,980	35,224
Trimas Corp. (a)	70	459
Trinity Industries, Inc.	290	7,462
		2,265,668

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Media - 0.9%
Acacia Research - Acacia Technologies (a)	1,593	$4,811
Belo Corp.Class A	9,960	59,362
Cablevision Systems Corp.Class A	2,360	59,377
Charter Communications, Inc. Class A (a)	26,430	19,294
Courier Corp.	50	1,018
Cox Radio, Inc.Class A (a)	4,070	42,979
CTC Media, Inc. (a)	420	6,300
Cumulus Media, Inc.Class A (a)	2,152	9,167
DG FastChannel, Inc. (a)	140	3,069
The E.W. Scripps Co.Class A	6,380	45,107
Entercom Communications Corp.	490	2,460
Entravision Communications Corp. Class A (a)	14,140	38,037
Fisher Communications, Inc.	20	788
Gannett Co., Inc.	1,110	18,770
Journal Communications, Inc. Class A	1,870	9,126
Liberty Media Corp. Capital Class A (a)	900	12,042
Lin TV Corp.Class A (a)	1,470	7,585
The McClatchy Co.Class A	3,030	13,332
Media General, Inc.Class A	1,460	18,148
Mediacom Communications Corp. (a)	1,550	9,176
Meredith Corp.	6,360	178,334
Scholastic Corp.	7,480	192,086
Sinclair Broadcast Group, Inc.Class A	9,566	48,213
		798,581
Metal Fabricate & Hardware - 1.2%
A.M. Castle & Co.	2,340	40,435
Ampco-Pittsburgh Corp.	1,935	50,117
Circor International, Inc.	2,330	101,192
Haynes International, Inc. (a)	90	4,215
L.B. Foster Co.Class A (a)	590	17,948
Mueller Industries, Inc.	8,123	186,910
Mueller Water Products, Inc., Series A	2,010	18,050
NN, Inc.	1,340	17,219
Northwest Pipe Co. (a)	1,540	67,175
RBC Bearings, Inc. (a)	1,280	43,123
Sims Group Ltd. Sponsored ADR (Australia)	7,455	172,210
Sun Hydraulics Corp.	2,860	74,474
Timken Co.	3,010	85,334
Worthington Industries, Inc.	14,210	212,297
		1,090,699
Mining - 0.2%
Amerigo Resources Ltd.	11,600	12,696
Farallon Resources Ltd. (a)	17,000	6,095
Hecla Mining Co. (a)	13,680	64,022
Kaiser Aluminum Corp.	2,140	91,913
Redcorp Ventures Ltd. (a)	68,300	6,766
RTI International Metals, Inc. (a)	720	14,083
		195,575
Office Equipment/Supplies - 0.2%
Ikon Office Solutions, Inc.	12,602	214,360

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Office Furnishings - 0.9%
Herman Miller, Inc.	11,800	$288,746
HNI Corp.	5,530	140,130
Interface, Inc.Class A	10,479	119,146
Knoll, Inc.	8,704	131,605
Steelcase, Inc.Class A	17,297	185,943
		865,570
Oil & Gas - 3.6%
Abraxas Petroleum Corp. (a)	1,530	3,993
Atwood Oceanics, Inc. (a)	320	11,648
Berry Petroleum Co.Class A	4,740	183,580
Bill Barrett Corp. (a)	4,330	139,036
BPZ Resources, Inc. (a)	2,210	38,012
Brigham Exploration Co. (a)	6,390	70,226
Callon Petroleum Co. (a)	4,000	72,120
Cano Petroleum, Inc. (a)	700	1,617
Cimarex Energy Co.	3,370	164,827
Comstock Resources, Inc. (a)	1,120	56,056
Concho Resources, Inc. (a)	2,630	72,614
Continental Resources, Inc. (a)	130	5,100
CVR Energy, Inc. (a)	420	3,578
Delek US Holdings, Inc.	730	6,767
Delta Petroleum Corp. (a)	2,170	29,469
Denbury Resources, Inc. (a)	3,980	75,779
Energy Partners Ltd. (a)	4,410	38,235
ENSCO International, Inc.	2,910	167,703
EXCO Resources, Inc. (a)	1,400	22,848
Frontier Oil Corp.	2,550	46,971
Galleon Energy, Inc.Class A (a)	400	3,536
Gasco Energy, Inc. (a)	9,680	17,618
Georesources, Inc. (a)	870	9,970
Grey Wolf, Inc. (a)	34,270	266,621
Houston American Energy Corp.	170	1,074
Jura Energy Corp. (a)	11,800	3,785
Mariner Energy, Inc. (a)	8,950	183,475
Meridian Resource Corp. (a)	4,910	9,034
Midnight Oil Exploration Ltd. (a)	2,500	3,184
Nabors Industries Ltd. (a)	3,400	84,728
Noble Energy, Inc.	300	16,677
Paramount Resources Ltd.Class A (a)	400	4,284
Parker Drilling Co. (a)	1,590	12,752
Patterson-UTI Energy, Inc.	6,520	130,531
Penn Virginia Corp.	500	26,720
Petrohawk Energy Corp. (a)	3,800	82,194
PetroQuest Energy, Inc. (a)	2,030	31,161
Pioneer Drilling Co. (a)	5,870	78,071
Plains Exploration & Production Co. (a)	2,400	84,384
Pride International, Inc. (a)	1,700	50,337
Rosetta Resources, Inc. (a)	8,950	164,322
Stone Energy Corp. (a)	6,239	264,097
Swift Energy Co. (a)	5,470	211,634
TriStar Oil & Gas Ltd. (a)	1,000	14,643

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
TUSK Energy Corp. (a)	7,700	$11,696
Unit Corp. (a)	2,280	113,590
VAALCO Energy, Inc. (a)	12,630	86,389
Venoco, Inc. (a)	740	9,620
Vero Energy, Inc. (a)	1,900	13,266
W&T Offshore, Inc.	4,880	133,175
Warren Resources, Inc. (a)	2,550	25,449
		3,358,196
Oil & Gas Services - 1.2%
Allis-Chalmers Energy, Inc. (a)	1,100	13,915
Basic Energy Services, Inc. (a)	620	13,206
BJ Services Co.	2,780	53,181
Complete Production Services, Inc. (a)	1,610	32,409
Dawson Geophysical Co. (a)	520	24,279
Dresser-Rand Group, Inc. (a)	980	30,841
FMC Technologies, Inc. (a)	1,370	63,773
Forbes Energy Services Ltd. (a)	9,000	31,928
Gulf Island Fabrication, Inc.	2,380	82,039
Hornbeck Offshore Services, Inc. (a)	1,240	47,889
ION Geophysical Corp. (a)	4,050	57,469
Key Energy Services, Inc. (a)	7,000	81,200
Lufkin Industries, Inc.	1,860	147,591
Matrix Service Co. (a)	540	10,314
NATCO Group, Inc.Class A (a)	264	10,608
Natural Gas Services Group, Inc. (a)	1,870	32,669
Newpark Resources, Inc. (a)	11,990	87,527
North American Energy Partners, Inc. (a)	1,470	15,244
Oil States International, Inc. (a)	2,030	71,760
SEACOR Holdings, Inc. (a)	2,370	187,111
T-3 Energy Services, Inc. (a)	50	1,856
Technicoil Corp. (a)	16,600	9,084
Union Drilling, Inc. (a)	1,880	19,909
Willbros Group, Inc. (a)	310	8,215
		1,134,017
Packaging & Containers - 0.3%
Crown Holdings, Inc. (a)	4,220	93,726
Greif, Inc.Class A	840	55,121
Sealed Air Corp.	900	19,791
Silgan Holdings, Inc.	465	23,757
Sonoco Products Co.	3,020	89,633
		282,028
Pharmaceuticals - 2.3%
Adolor Corp. (a)	5,200	17,940
Align Technology, Inc. (a)	860	9,314
Allos Therapeutics, Inc. (a)	3,400	25,194
Alnylam Pharmaceuticals, Inc. (a)	3,390	98,140
Auxilium Pharmaceuticals, Inc. (a)	1,050	34,020
CPEX Pharmaceuticals, Inc. (a)	30	563
Cubist Pharmaceuticals, Inc. (a)	9,510	211,407
CV Therapeutics, Inc. (a)	4,740	51,192

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Durect Corp. (a)	480	$2,688
Emergent Biosolutions, Inc. (a)	3,340	43,721
Endo Pharmaceuticals Holdings, Inc. (a)	5,070	101,400
HealthExtras, Inc. (a)	1,930	50,412
Herbalife Ltd.	1,580	62,442
K-V Pharmaceutical Co.Class A (a)	1,320	29,977
King Pharmaceuticals, Inc. (a)	22,652	217,006
MannKind Corp. (a)	390	1,505
Medarex, Inc. (a)	700	4,529
The Medicines Co. (a)	600	13,932
Medicis Pharmaceutical Corp. Class A	5,060	75,445
Medivation, Inc. (a)	400	10,584
MiddleBrook Pharmaceuticals, Inc. (a)	2,090	3,135
Nabi Biopharmaceuticals (a)	270	1,258
NBTY, Inc. (a)	8,086	238,699
Nektar Therapeutics (a)	2,000	7,180
Neogen Corp. (a)	219	6,171
Noven Pharmaceuticals, Inc. (a)	3,090	36,091
Omega Protein Corp. (a)	3,580	42,101
Omnicare, Inc.	260	7,480
Onyx Pharmaceuticals, Inc. (a)	300	10,854
OSI Pharmaceuticals, Inc. (a)	600	29,574
Pain Therapeutics, Inc. (a)	2,850	27,844
Par Pharmaceutical Cos., Inc. (a)	1,330	16,346
PetMed Express, Inc. (a)	3,370	52,909
PharMerica Corp. (a)	4,250	95,582
Pozen, Inc. (a)	1,700	17,867
Progenics Pharmaceuticals, Inc. (a)	430	5,723
Rigel Pharmaceuticals, Inc. (a)	1,000	23,350
Salix Pharmaceuticals Ltd. (a)	470	3,013
Savient Pharmaceuticals, Inc. (a)	1,960	29,224
Sepracor, Inc. (a)	6,390	117,001
Sirona Dental Systems, Inc. (a)	1,960	45,629
United Therapeutics Corp. (a)	500	52,585
Valeant Pharmaceuticals International (a)	1,240	25,383
Viropharma, Inc. (a)	500	6,560
VIVUS, Inc. (a)	3,160	25,090
Warner Chilcott Ltd.Class A (a)	2,780	42,034
Watson Pharmaceuticals, Inc. (a)	3,950	112,575
Xenoport, Inc. (a)	380	18,426
		2,161,095
Pipelines - 0.0%
Enbridge Energy Management LLC (a)	40	1,675
Real Estate - 0.0%
Avatar Holdings, Inc. (a)	30	990
Forestar Real Estate Group, Inc. (a)	300	4,425
		5,415
Real Estate Investment Trusts (REITS) - 2.8%
Acadia Realty Trust	250	6,320
Agree Realty Corp.	800	22,880
Alexander's, Inc. (a)	30	12,000

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Alexandria Real Estate Equities, Inc.	600	$67,500
American Campus Communities, Inc.	200	6,776
Arbor Realty Trust, Inc.	410	4,100
Ashford Hospitality Trust	4,980	20,169
Associated Estates Realty Corp.	590	7,688
BioMed Realty Trust, Inc.	2,450	64,803
Brandywine Realty Trust	1,600	25,648
CapLease, Inc.	440	3,489
CBL & Associates Properties, Inc.	1,606	32,248
Cedar Shopping Centers, Inc.	1,080	14,278
Corporate Office Properties Trust	1,540	62,139
DCT Industrial Trust, Inc.	530	3,970
DiamondRock Hospitality Co.	8,370	76,167
Digital Realty Trust, Inc.	2,500	118,125
Eastgroup Properties	1,090	52,909
Entertainment Properties Trust	1,970	107,798
Equity Lifestyle Properties, Inc.	840	44,545
Equity One, Inc.	1,502	30,776
Extra Space Storage, Inc.	1,940	29,798
FelCor Lodging Trust, Inc.	6,430	46,039
First Industrial Realty Trust, Inc.	3,562	102,158
Glimcher Realty Trust	500	5,220
Gramercy Capital Corp.	600	1,554
Healthcare Realty Trust, Inc.	1,700	49,555
Hersha Hospitality Trust	1,060	7,886
Highwoods Properties, Inc.	2,800	99,568
Home Properties, Inc.	1,590	92,140
Inland Real Estate Corp.	4,590	72,017
Investors Real Estate Trust	200	2,238
Kite Realty Group Trust	990	10,890
LaSalle Hotel Properties	1,190	27,751
Lexington Realty Trust	2,827	48,681
LTC Properties, Inc.	1,380	40,462
Medical Properties Trust, Inc.	2,190	24,857
Mid-America Apartment Communities, Inc.	1,210	59,459
National Health Investors, Inc.	500	17,090
National Retail Properties, Inc.	3,998	95,752
Nationwide Health Properties, Inc.	4,900	176,302
Omega Healthcare Investors, Inc.	4,870	95,744
Parkway Properties, Inc.	1,000	37,860
Pennsylvania Real Estate Investment Trust	2,420	45,617
Post Properties, Inc.	200	5,594
PS Business Parks, Inc.	670	38,592
Ramco-Gershenson Properties Trust	770	17,263
Realty Income Corp.	4,240	108,544
Saul Centers, Inc.	450	22,743
Senior Housing Properties Trust	5,317	126,704
Sovran Self Storage, Inc.	790	35,305
Strategic Hotels & Resorts, Inc.	4,119	31,098
Sunstone Hotel Investors, Inc.	2,081	28,094
Tanger Factory Outlet Centers, Inc.	2,406	105,359
Taubman Centers, Inc.	900	45,000
Universal Health Realty Income Trust	50	1,945

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Urstadt Biddle Properties, Inc.Class A	100	$1,875
Washington Real Estate Investment Trust	1,750	64,103
		2,605,185
Retail - 9.9%
Aeropostale, Inc. (a)	11,520	369,907
AFC Enterprises (a)	580	4,211
America's Car-Mart, Inc. (a)	2,020	37,552
American Eagle Outfitters, Inc.	1,450	22,113
AnnTaylor Stores Corp. (a)	6,900	142,416
Asbury Automotive Group, Inc.	4,610	53,107
AutoNation, Inc. (a)	18,020	202,545
Barnes & Noble, Inc.	5,400	140,832
bebe Stores, Inc.	8,880	86,758
Big Lots, Inc. (a)	11,988	333,626
BJ's Wholesale Club, Inc. (a)	570	22,150
Blockbuster, Inc.Class A (a)	5,530	11,337
Bob Evans Farms, Inc.	8,469	231,119
Books-A-Million, Inc.	330	1,650
Borders Group, Inc.	2,140	14,038
Brinker International, Inc.	14,960	267,634
Brown Shoe Co., Inc.	7,527	123,292
The Buckle, Inc.	5,725	317,967
Buffalo Wild Wings, Inc. (a)	1,830	73,639
California Pizza Kitchen, Inc. (a)	1,690	21,750
Casey's General Stores, Inc.	5,440	164,125
Cash America International, Inc.	6,210	223,808
Cato Corp.Class A	2,850	50,018
CBRL Group, Inc.	3,294	86,632
CEC Entertainment, Inc. (a)	5,740	190,568
Charlotte Russe Holding, Inc. (a)	370	3,793
Charming Shoppes, Inc. (a)	2,270	11,100
Children's Place (a)	3,570	119,060
Christopher & Banks Corp.	2,570	19,712
Citi Trends, Inc. (a)	1,780	28,996
CKE Restaurants, Inc.	7,740	82,044
Columbia Sportswear Co.	850	35,666
Conn's, Inc. (a)	1,480	27,691
Copart, Inc. (a)	280	10,640
Denny's Corp. (a)	17,747	45,787
Dillard's, Inc.Class A	7,020	82,836
DineEquity, Inc.	500	8,430
Dollar Tree, Inc. (a)	6,218	226,087
Dress Barn, Inc. (a)	13,044	199,443
Ezcorp, Inc. (a)	8,180	153,784
Family Dollar Stores, Inc.	4,450	105,465
The Finish Line, Inc.Class A	12,770	127,572
First Cash Financial Services, Inc. (a)	2,790	41,850
Foot Locker, Inc.	20,770	335,643
Fred's, Inc.Class A	6,510	92,572
Genesco, Inc. (a)	2,790	93,409
Group 1 Automotive, Inc.	1,190	25,859
The Gymboree Corp. (a)	3,720	132,060

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Haverty Furniture Cos., Inc.	3,070	$35,121
Hibbett Sports, Inc. (a)	3,510	70,270
Hot Topic, Inc. (a)	5,880	38,867
HSN, Inc. (a)	848	9,336
Insight Enterprises, Inc. (a)	4,897	65,669
Jack in the Box, Inc. (a)	5,600	118,160
Jo-Ann Stores, Inc. (a)	5,620	117,908
Jones Apparel Group, Inc.	16,640	308,006
Kenneth Cole Productions, Inc.Class A	330	4,851
Krispy Kreme Doughnuts, Inc. (a)	4,950	16,335
Limited Brands, Inc.	5,400	93,528
Liz Claiborne, Inc.	19,250	316,278
Longs Drug Stores Corp.	4,610	348,700
Lumber Liquidators, Inc. (a)	440	5,526
Macy's, Inc.	2,700	48,546
Men's Wearhouse, Inc.	1,450	30,798
Movado Group, Inc.	300	6,705
MSC Industrial Direct Co., Inc.Class A	1,530	70,487
New York & Co., Inc. (a)	7,420	70,787
Nu Skin Enterprises, Inc.Class A	6,900	111,918
O' Charley's, Inc.	620	5,425
Office Depot, Inc. (a)	14,320	83,342
OfficeMax, Inc.	10,110	89,878
Pacific Sunwear Of California (a)	2,640	17,767
The Pantry, Inc. (a)	570	12,078
Papa John's International, Inc. (a)	1,230	33,407
PC Connection, Inc. (a)	760	5,084
Penske Auto Group, Inc.	10,780	123,647
The PEP Boys-Manny Moe & Jack	980	6,056
Phillips-Van Heusen Corp.	1,390	52,695
Pier 1 Imports, Inc. (a)	1,790	7,393
RadioShack Corp.	19,009	328,476
Red Robin Gourmet Burgers, Inc. (a)	370	9,916
Regis Corp.	4,830	132,825
Retail Ventures, Inc. (a)	300	1,170
Ross Stores, Inc.	3,130	115,215
Ruby Tuesday, Inc. (a)	970	5,616
Rush Enterprises, Inc.Class A (a)	3,420	43,776
Sally Beauty Co., Inc. (a)	22,910	197,026
School Specialty, Inc. (a)	2,300	71,737
Sonic Automotive, Inc.Class A	1,000	8,460
Stage Stores, Inc.	4,010	54,777
The Steak'n Shake Co. (a)	240	2,083
Systemax, Inc.	1,350	18,981
Talbots, Inc.	3,840	50,304
Tractor Supply Co. (a)	6,220	261,551
Tween Brands, Inc. (a)	760	7,440
The Wet Seal, Inc.Class A (a)	16,930	61,456
Williams-Sonoma, Inc.	9,960	161,153
Zale Corp. (a)	3,120	78,000
		9,136,823

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Savings & Loans - 0.5%
Anchor Bancorp Wisconsin, Inc.	1,110	$8,159
BankFinancial Corp.	140	2,055
Brookline Bancorp, Inc.	3,470	44,381
Dime Community Bancshares	5,060	77,013
First Niagara Financial Group, Inc.	1,100	17,325
First Place Financial Corp.	320	4,112
Flagstar Bancorp, Inc.	600	1,788
Flushing Financial Corp.	2,740	47,950
Hudson City Bancorp, Inc.	2,780	51,291
NewAlliance Bancshares, Inc.	1,760	26,453
Northwest Bancorp, Inc.	170	4,682
OceanFirst Financial Corp.	450	8,154
Provident Financial Services, Inc.	6,790	112,103
Provident New York Bancorp	3,570	47,195
TierOne Corp.	848	4,350
WSFS Financial Corp.	450	27,000
		484,011
Semiconductors - 4.9%
Actel Corp. (a)	4,410	55,037
Altera Corp.	6,930	143,312
Amkor Technology, Inc. (a)	28,505	181,577
Analog Devices, Inc.	3,880	102,238
Atmel Corp. (a)	62,010	210,214
ATMI, Inc. (a)	1,590	28,588
Brooks Automation, Inc. (a)	5,370	44,893
Cabot Microelectronics Corp. (a)	5,830	187,026
Cirrus Logic, Inc. (a)	8,680	47,306
Cohu, Inc.	1,960	31,007
Conexant Systems, Inc. (a)	2,100	8,421
Day4 Energy, Inc. (a)	7,300	26,379
DSP Group, Inc. (a)	110	842
Emulex Corp. (a)	16,546	176,546
Entegris, Inc. (a)	21,540	104,254
Exar Corp. (a)	300	2,298
Fairchild Semiconductor International, Inc. (a)	19,830	176,289
Integrated Device Technology, Inc. (a)	27,640	215,039
Intellon Corp. (a)	1,600	5,856
Intersil Corp.Class A	7,930	131,479
IPG Photonics Corp. (a)	820	15,998
IXYS Corp. (a)	280	2,545
KLA-Tencor Corp.	3,760	119,004
Lattice Semiconductor Corp. (a)	13,060	26,904
LSI Corp. (a)	19,470	104,359
Marvell Technology Group Ltd. (a)	7,950	73,935
Mattson Technology, Inc. (a)	290	1,372
Micrel, Inc.	11,813	107,144
Microsemi Corp. (a)	90	2,293
Microtune, Inc. (a)	1,650	4,422
MKS Instruments, Inc. (a)	11,040	219,806
Monolithic Power Systems, Inc. (a)	5,940	103,178
Netlogic Microsystems, Inc. (a)	2,920	88,301

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Novellus Systems, Inc. (a)	400	$7,856
Nvidia Corp. (a)	560	5,998
Pericom Semiconductor Corp. (a)	7,210	75,705
PMC-Sierra, Inc. (a)	25,030	185,723
Power Integrations, Inc. (a)	450	10,845
QLogic Corp. (a)	16,550	254,208
Semtech Corp. (a)	15,480	216,101
Silicon Image, Inc. (a)	9,830	52,492
Silicon Laboratories, Inc. (a)	5,340	163,938
Skyworks Solutions, Inc. (a)	27,570	230,485
Spansion, Inc.Class A (a)	1,090	1,689
Standard Microsystems Corp. (a)	2,260	56,455
Supertex, Inc. (a)	860	24,218
Techwell, Inc. (a)	690	6,507
Teradyne, Inc. (a)	16,720	130,583
TriQuint Semiconductor, Inc. (a)	7,420	35,542
Ultra Clean Holdings, Inc. (a)	430	2,167
Ultratech, Inc. (a)	4,200	50,820
Veeco Instruments, Inc. (a)	4,980	73,754
Verigy Ltd. (a)	4,840	78,795
Volterra Semiconductor Corp. (a)	6,110	77,780
Xilinx, Inc.	2,160	50,652
Zoran Corp. (a)	900	7,344
		4,547,519
Software - 3.6%
Activision Blizzard, Inc. (a)	7,360	113,565
Actuate Corp. (a)	1,092	3,822
Acxiom Corp.	11,170	140,072
Advent Software, Inc. (a)	952	33,539
American Reprographics Co. (a)	3,460	59,685
Ansys, Inc. (a)	2,604	98,613
ArcSight, Inc. (a)	170	1,297
Aspen Technology, Inc. (a)	9,899	125,717
Autodesk, Inc. (a)	2,050	68,777
Avid Technology, Inc. (a)	860	20,692
Bottomline Technologies, Inc. (a)	940	9,776
Broadridge Financial Solutions LLC	3,950	60,790
CA, Inc.	2,440	48,702
Citrix Systems, Inc. (a)	800	20,208
Commvault Systems, Inc. (a)	630	7,592
Compuware Corp. (a)	13,890	134,594
Concur Technologies, Inc. (a)	810	30,991
CSG Systems International, Inc. (a)	5,296	92,839
Digi International, Inc. (a)	170	1,734
Double-Take Software, Inc. (a)	590	5,871
EPIQ Systems, Inc. (a)	3,940	53,584
Fair Isaac Corp.	7,747	178,568
FalconStor Software, Inc. (a)	1,340	7,182
Fidelity National Information Services, Inc.	1,230	22,706
infoGROUP, Inc.	400	2,644
Informatica Corp. (a)	8,910	115,741
Interactive Intelligence, Inc. (a)	1,320	11,906

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
JDA Software Group, Inc. (a)	4,000	$60,840
Lawson Software, Inc. (a)	3,460	24,220
ManTech International Corp.Class A (a)	3,810	225,895
MicroStrategy, Inc.Class A (a)	1,774	105,606
Noah Education Holdings Ltd. ADR (Cayman Islands) (a)	1,860	6,547
Open Text Corp. (a)	6,263	216,575
Parametric Technology Corp. (a)	10,130	186,392
Pegasystems, Inc.	890	11,490
Phase Forward, Inc. (a)	2,545	53,216
Phoenix Technologies Ltd. (a)	180	1,438
Progress Software Corp. (a)	3,230	83,948
PROS Holdings, Inc. (a)	340	3,193
Quest Software, Inc. (a)	11,130	141,240
RightNow Technologies, Inc. (a)	3,620	45,503
Schawk, Inc.Class A	1,230	18,598
Seachange International, Inc. (a)	3,410	32,941
Soundbite Communications, Inc. (a)	1,600	3,856
SPSS, Inc. (a)	2,233	65,561
Sybase, Inc. (a)	5,650	173,003
SYNNEX Corp. (a)	7,260	162,188
Taleo Corp.Class A (a)	2,380	47,338
THE9 Ltd. ADR (Cayman Islands) (a)	270	4,533
Tyler Technologies, Inc. (a)	4,210	63,866
The Ultimate Software Group, Inc. (a)	750	20,250
Wind River Systems, Inc. (a)	14,820	148,200
		3,377,644
Telecommunications - 4.1%
3Com Corp. (a)	2,430	5,662
Acme Packet, Inc. (a)	980	5,615
Adaptec, Inc. (a)	10,250	33,620
ADTRAN, Inc.	10,680	208,153
Alaska Communications Systems Group, Inc.	3,150	38,524
Amdocs Ltd. (a)	3,780	103,496
Anixter International, Inc. (a)	450	26,780
Atlantic Tele-Network, Inc.	1,640	45,920
Black Box Corp.	1,360	46,961
Centennial Communications Corp. (a)	16,230	101,275
CenturyTel, Inc.	280	10,262
Ciena Corp. (a)	5,320	53,626
Cincinnati Bell, Inc. (a)	34,689	107,189
Comtech Telecommunications (a)	4,820	237,337
CPI International, Inc. (a)	10	145
EchoStar Corp. (a)	1,900	45,790
Embarq Corp.	3,060	124,083
EMS Technologies, Inc. (a)	2,366	52,785
Extreme Networks (a)	1,328	4,475
Foundry Networks, Inc. (a)	8,720	158,791
Hypercom Corp. (a)	160	637
InterDigital, Inc. (a)	970	23,329
Iowa Telecommunications Services, Inc.	5,050	94,334
iPCS, Inc. (a)	1,030	22,938
Ixia (a)	4,170	30,733

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
JDS Uniphase Corp. (a)	5,310	$44,923
Loral Space & Communications, Inc. (a)	40	591
Mastec, Inc. (a)	7,770	103,263
NTELOS Holdings Corp.	8,570	230,447
Oplink Communications, Inc. (a)	180	2,173
Parkervision, Inc. (a)	570	5,700
Plantronics, Inc.	12,320	277,446
Polycom, Inc. (a)	9,600	222,048
Powerwave Technologies, Inc. (a)	16,710	66,172
Premiere Global Services, Inc. (a)	17,440	245,206
RF Micro Devices, Inc. (a)	27,540	80,417
ShoreTel, Inc. (a)	1,450	8,323
Switch and Data Facilities Co., Inc. (a)	400	4,980
Symmetricom, Inc. (a)	110	547
Syniverse Holdings, Inc. (a)	14,850	246,658
Tekelec (a)	13,920	194,741
Telephone & Data Systems, Inc.	4,110	146,932
Tellabs, Inc. (a)	38,020	154,361
US Cellular Corp. (a)	690	32,375
USA Mobility, Inc. (a)	970	10,670
UTStarcom, Inc. (a)	9,220	31,071
Viasat, Inc. (a)	2,039	48,080
Windstream Corp.	8,940	97,804
		3,837,388
Textiles - 0.2%
G&K Services, Inc.Class A	1,870	61,804
UniFirst Corp.	1,950	84,025
		145,829
Toys, Games & Hobbies - 0.4%
Hasbro, Inc.	2,550	88,536
JAKKS Pacific, Inc. (a)	5,080	126,543
Leapfrog Enterprises, Inc. (a)	7,390	78,038
Marvel Entertainment, Inc. (a)	1,245	42,504
RC2 Corp. (a)	790	15,800
		351,421
Transportation - 2.4%
ABX Holdings, Inc. (a)	1,170	866
Alexander & Baldwin, Inc.	3,680	162,030
American Commercial Lines, Inc. (a)	2,210	23,514
Arkansas Best Corp.	5,590	188,327
Arlington Tankers Ltd.	980	15,072
Atlas Air Worldwide Holdings, Inc. (a)	1,980	79,814
CAI International, Inc. (a)	3,550	39,263
Celadon Group, Inc. (a)	1,120	12,846
Con-way, Inc.	160	7,058
Excel Maritime Carriers Ltd.	1,880	28,350
General Maritime Corp.	2,440	47,531
Genesee & Wyoming, Inc.Class A (a)	1,940	72,789
Gulfmark Offshore, Inc. (a)	3,670	164,710
Heartland Express, Inc.	3,610	56,027

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Hub Group, Inc.Class A (a)	6,531	$245,892
Knightsbridge Tankers Ltd.	2,940	77,822
Marten Transport Ltd. (a)	2,600	50,726
Nordic American Tanker Shipping	2,370	75,982
Old Dominion Freight Line, Inc. (a)	1,980	56,113
Overseas Shipholding Group, Inc.	1,400	81,634
Pacer International, Inc.	8,650	142,466
Ryder System, Inc.	1,490	92,380
Safe Bulkers, Inc.	5,580	60,822
Ship Finance International Ltd.	370	7,977
Star Bulk Carriers Corp.	5,500	38,500
TBS International Ltd. (a)	670	9,018
Teekay Tankers Ltd.Class A	2,700	45,711
Ultrapetrol Bahamas Ltd. (a)	270	2,120
UTI Worldwide, Inc.	2,440	41,529
Werner Enterprises, Inc.	8,040	174,549
YRC Worldwide, Inc. (a)	13,460	160,982
		2,262,420
Trucking & Leasing - 0.3%
AMERCO (a)	500	20,965
GATX Corp.	4,190	165,798
Greenbrier Cos., Inc.	660	12,877
TAL International Group, Inc.	960	19,987
Textainer Group Holdings Ltd.	560	8,506
		228,133
Water - 0.1%
American States Water Co.	610	23,485
Cascal NV	5,000	52,500
Pico Holdings, Inc. (a)	120	4,309
SJW Corp.	1,550	46,454
		126,748
TOTAL COMMON STOCK (Cost $98,607,079)		91,491,866
TOTAL EQUITIES (Cost $98,607,079)		91,491,866
WARRANTS - 0.0%
Mining - 0.0%
Redcorp Ventures Ltd. Expires 7/10/09, Strike 0.65	34,150	322
TOTAL WARRANTS (Cost $0)		322
TOTAL LONG-TERM INVESTMENTS (Cost $98,607,079)		91,492,188

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund - Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 1.3%
Repurchase Agreement - 1.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/08, 0.900%, due 10/01/08 (b)	$1,210,752	$1,210,752
TOTAL SHORT-TERM INVESTMENTS (Cost $1,210,752)		1,210,752
TOTAL INVESTMENTS - 100.0% (Cost $99,817,831) (c)		92,702,940
Other Assets/ (Liabilities) - (0.0)%		(31,482)
NET ASSETS - 100.0%		$92,671,458

Notes to Portfolio of Investments
ADR - American Depositary Receipt
(a) Non-income producing security.

(b)

Maturity value of $1,210,783. Collateralized by U.S. Government Agency obligations with a rate of 4.301%, maturity date of 3/01/34, and an aggregate market value, including accrued interest, of $1,235,861.

(c) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Company Opportunities Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES - 96.1%
COMMON STOCK - 96.1%
Aerospace & Defense - 3.7%
The Allied Defense Group, Inc. (a)	170,300	$1,045,641
Ducommun, Inc.	47,000	1,122,360
		2,168,001
Banks - 5.6%
Bank of the Ozarks, Inc.	28,609	772,443
CoBiz Financial, Inc.	84,300	1,012,443
MetroCorp Bancshares, Inc.	55,200	662,400
Northrim BanCorp, Inc.	47,480	778,672
		3,225,958
Building Materials - 1.8%
LSI Industries, Inc.	29,400	243,138
US Concrete, Inc. (a)	176,700	789,849
		1,032,987
Chemicals - 4.9%
Hawkins, Inc.	9,703	169,996
Omnova Solutions, Inc. (a)	302,601	602,176
Penford Corp.	63,768	1,128,056
Zep, Inc.	54,901	968,454
		2,868,682
Commercial Services - 12.8%
ABM Industries, Inc.	64,100	1,399,944
Carriage Services, Inc. (a)	218,000	763,000
CDI Corp.	59,100	1,319,703
Hill International, Inc. (a)	81,800	1,132,930
Landauer, Inc.	11,800	858,450
Mac-Gray Corp. (a)	66,900	702,450
Standard Parking Corp. (a)	54,984	1,221,745
		7,398,222
Diversified Financial - 1.7%
SWS Group, Inc.	50,200	1,012,032
Electric - 3.7%
Central Vermont Public Service Corp.	44,700	1,047,768
Unitil Corp.	41,900	1,093,171
		2,140,939
Electronics - 7.9%
Keithley Instruments, Inc.	104,500	874,665
LaBarge, Inc. (a)	96,400	1,451,784
Nu Horizons Electronics Corp. (a)	199,288	797,152
OSI Systems, Inc. (a)	62,500	1,469,375
		4,592,976

The accompanying notes are an integral part of the financial statements.

MML Small Company Opportunities Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Entertainment - 1.7%
Steinway Musical Instruments, Inc. (a)	34,100	$965,712
Foods - 4.0%
J&J Snack Foods Corp.	29,400	996,954
Rocky Mountain Chocolate Factory, Inc.	110,700	1,008,477
United Natural Foods, Inc. (a)	13,400	334,866
		2,340,297
Forest Products & Paper - 1.6%
Schweitzer-Mauduit International, Inc.	50,000	949,500
Hand & Machine Tools - 1.2%
Hardinge, Inc.	56,093	712,381
Health Care -Products - 1.8%
Young Innovations, Inc.	52,800	1,065,504
Household Products - 2.2%
Prestige Brands Holdings, Inc. (a)	146,700	1,302,696
Housewares - 2.1%
Libbey, Inc.	141,200	1,201,612
Insurance - 1.4%
National Interstate Corp.	33,700	809,811
Iron & Steel - 0.8%
Universal Stainless & Alloy (a)	17,900	457,345
Machinery -Diversified - 3.9%
Columbus McKinnon Corp. (a)	57,460	1,354,332
Gerber Scientific, Inc. (a)	102,200	934,108
		2,288,440
Manufacturing - 3.9%
ESCO Technologies, Inc. (a)	5,400	260,118
LSB Industries, Inc. (a)	80,900	1,120,465
Quixote Corp.	106,672	874,711
		2,255,294
Media - 1.9%
Courier Corp.	53,100	1,081,116
Metal Fabricate & Hardware - 1.0%
NN, Inc.	45,967	590,676
Oil & Gas Services - 1.1%
Gulf Island Fabrication, Inc.	17,900	617,013
Retail - 13.2%
Benihana, Inc.Class A (a)	162,500	747,500
Casual Male Retail Group, Inc. (a)	334,600	1,314,978
Duckwall-ALCO Stores, Inc. (a)	82,320	1,215,043
Kenneth Cole Productions, Inc.Class A	44,483	653,900
Morton's Restaurant Group, Inc. (a)	154,600	783,822
Movado Group, Inc.	35,610	795,884
Rush Enterprises, Inc.Class A (a)	59,750	764,800

The accompanying notes are an integral part of the financial statements.

MML Small Company Opportunities Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Talbots, Inc.	105,700	$1,384,670
		7,660,597
Semiconductors - 1.7%
Cohu, Inc.	60,400	955,528
Telecommunications - 6.2%
Comtech Telecommunications (a)	25,700	1,265,468
EMS Technologies, Inc. (a)	62,100	1,385,451
Hypercom Corp. (a)	230,900	918,982
		3,569,901
Textiles - 1.5%
Dixie Group, Inc. (a)	120,000	882,000
Transportation - 2.8%
Frozen Food Express Industries, Inc	145,180	785,424
Saia, Inc. (a)	61,977	823,054
		1,608,478
TOTAL COMMON STOCK (Cost $74,271,612)		55,753,698
TOTAL EQUITIES (Cost $74,271,612)		55,753,698
TOTAL LONG-TERM INVESTMENTS (Cost $74,271,612)		55,753,698
	Principal Amount
SHORT-TERM INVESTMENTS - 5.0%
Repurchase Agreement - 5.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/08, 0.900%, due 10/01/08 (b)	$2,924,205	2,924,205
TOTAL SHORT-TERM INVESTMENTS (Cost $2,924,205)		2,924,205
TOTAL INVESTMENTS - 101.1% (Cost $77,195,817) (c)		58,677,903
Other Assets/ (Liabilities) - (1.1)%		(658,079)
NET ASSETS - 100.0%		$58,019,824

Notes to Portfolio of Investments
(a) Non-income producing security.

(b)

Maturity value of $2,924,278. Collateralized by U.S. Government Agency obligations with rates ranging from 4.539% - 5.032%, maturity date of 8/01/34, and an aggregate market value, including accrued interest, of $2,983,398.

(c) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Strategic Emerging Markets Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES - 94.4%
COMMON STOCK - 94.4%
Agriculture - 2.0%
KT&G Corp. GDR (Republic of Korea) (a)	6,700	$252,590
Apparel - 2.3%
Far Eastern Textile Co. Ltd.	216,000	152,418
XTEP International Holdings	577,000	142,549
		294,967
Banks - 15.2%
Banco Itau Holding Financeira SA Sponsored ADR (Brazil)	15,957	279,248
China Construction Bank Corp.	473,000	313,887
China Merchants Bank Co. Ltd.	90,000	213,213
Commercial International Bank	21,260	154,265
Credicorp Ltd.	4,400	273,900
Industrial & Commercial Bank of China	548,000	326,357
Sberbank	35,798	63,324
Unibanco - Uniao de Bancos Brasileiros SA	3,257	328,696
		1,952,890
Building Materials - 1.3%
Asia Cement Corp.	190,000	169,770
Chemicals - 1.4%
Taiwan Fertilizer Co. Ltd.	95,000	179,179
Diversified Financial - 3.7%
Grupo Financiero Banorte SAB de CV	37,003	117,683
Redecard SA	13,000	168,178
Shinhan Financial Group Co. Ltd. Sponsored ADR (Republic of Korea)	2,549	181,642
		467,503
Engineering & Construction - 1.0%
Orascom Construction Industries GDR (Egypt)	1,258	130,958
Foods - 3.3%
Perdigao SA Sponsored ADR (Brazil)	6,200	242,668
Wimm-Bill-Dann Foods OJSC Sponsored ADR (Russia) (b)	2,536	180,056
		422,724
Health Care -Products - 1.5%
Hengan International Group Co. Ltd.	67,000	191,202
Holding Company -Diversified - 0.8%
Orascom Development Holding AG (b)	1,552	98,616
Household Products - 1.2%
Hypermarcas SA (b)	23,346	157,445
Insurance - 2.5%
China Life Insurance Co. Ltd. Sponsored ADR (China)	5,678	315,810

The accompanying notes are an integral part of the financial statements.

MML Strategic Emerging Markets Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Mining - 6.0%
AngloGold Ashanti Ltd.	5,705	$130,924
AngloGold Ashanti Ltd. Sponsored ADR (South Africa)	9,189	212,266
Cia Vale do Rio Doce Sponsored ADR (Brazil)	9,877	174,823
Randgold Resources Ltd. Sponsored ADR (Channel Islands)	6,200	254,386
		772,399
Oil & Gas - 20.7%
CNOOC Ltd. Sponsored ADR (Hong Kong)	1,600	183,216
Gazprom OAO Sponsored ADR (Russia)	24,468	786,295
LUKOIL Sponsored ADR (Russia)	6,739	405,701
Petroleo Brasileiro SA Sponsored ADR (Brazil)	15,479	579,224
Rosneft Oil Co. GDR (Russia)	50,800	341,376
Sasol Ltd.	8,473	358,397
		2,654,209
Pharmaceuticals - 4.3%
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	12,006	549,755
Real Estate - 4.3%
China Overseas Land & Investment Ltd.	282,000	341,416
China Resources Land Ltd.	201,600	211,616
		553,032
Retail - 2.2%
Wal-Mart de Mexico SAB de CV	80,125	279,652
Semiconductors - 1.9%
Samsung Electronics Co. Ltd. GDR (Republic of Korea) (a)	1,105	247,520
Telecommunications - 18.8%
America Movil SAB de C.V. Sponsored ADR (Mexico)	8,526	395,265
China Mobile Ltd. Sponsored ADR (Hong Kong)	12,600	631,008
Chunghwa Telecom Co. Ltd. (b)	91,000	213,310
Mobile TeleSystems Sponsored ADR (Russia)	4,544	254,510
MTN Group Ltd.	22,460	316,712
Telekomunikasi Indonesia Tbk PT	345,500	259,734
Vimpel-Communications Sponsored ADR (Russia)	16,770	340,431
		2,410,970
TOTAL COMMON STOCK (Cost $14,178,633)		12,101,191
TOTAL EQUITIES (Cost $14,178,633)		12,101,191
TOTAL LONG-TERM INVESTMENTS (Cost $14,178,633)		12,101,191
	Principal Amount
SHORT-TERM INVESTMENTS - 2.6%
Repurchase Agreement - 2.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/08, 0.900%, due 10/01/08 (c)	$341,621	341,621
TOTAL SHORT-TERM INVESTMENTS (Cost $341,621)		341,621

The accompanying notes are an integral part of the financial statements.

MML Strategic Emerging Markets Fund - Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS - 97.0% (Cost $14,520,254) (d)	$12,442,812
Other Assets/ (Liabilities) - 3.0%	380,941
NET ASSETS - 100.0%	$12,823,753

Notes to Portfolio of Investments
ADR - American Depositary Receipt
GDR - Global Depositary Receipt

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities amounted to a value of $500,110 or 3.90% of net assets.

(b) Non-income producing security.

(c)

Maturity value of $341,630. Collateralized by U.S. Government Agency obligations with a rate of 4.244%, maturity date of 6/01/34, and an aggregate market value, including accrued interest, of $348,610.

(d) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML China Fund - Portfolio of Investments

September 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES - 94.1%
COMMON STOCK - 94.1%
Banks - 25.5%
Bank of China Ltd.	644,000	$246,855
Bank of Communications Co. Ltd.	320,000	292,673
China Citic Bank	554,000	246,597
China Construction Bank Corp.	846,000	561,412
China Merchants Bank Co. Ltd.	118,500	280,730
Industrial & Commercial Bank of China	1,975,000	1,176,197
Industrial & Commercial Bank of China Asia Ltd.	173,000	313,883
		3,118,347
Building Materials - 0.9%
Anhui Conch Cement Co. Ltd. (a)	30,000	113,964
Chemicals - 2.9%
Sinofert Holdings Ltd.	266,000	132,612
Sinopec Shanghai Petrochemical Co. Ltd.	992,000	220,398
		353,010
Coal - 1.4%
China Coal Energy Co.	47,000	48,863
China Shenhua Energy Co. Ltd.	50,000	120,466
		169,329
Commercial Services - 1.6%
New Oriental Education & Technology Group, Inc. Sponsored ADR (Cayman Islands) (a)	3,100	199,144
Computers - 1.9%
Lenovo Group Ltd.	536,000	235,754
Electric - 1.1%
Datang International Power Generation Co. Ltd.	122,000	68,311
Huaneng Power International, Inc.	104,000	69,611
		137,922
Engineering & Construction - 1.4%
China Railway Construction Corp. (a)	125,500	166,168
Health Care -Products - 0.3%
Hengan International Group Co. Ltd.	12,000	34,245
Holding Company -Diversified - 2.0%
China Merchants Holdings International Co. Ltd.	78,000	250,802
Insurance - 14.4%
China Life Insurance Co. Ltd.	315,000	1,166,004
Ping An Insurance Group Co. of China Ltd.	101,000	590,840
		1,756,844
Internet - 4.5%
Ctrip.com International Ltd. ADR (Cayman Islands)	4,700	181,467

The accompanying notes are an integral part of the financial statements.

MML China Fund - Portfolio of Investments (Continued)

	Number of Shares	Value
Tencent Holdings Ltd.	51,400	$370,215
		551,682
Iron & Steel - 1.4%
Angang Steel Co. Ltd.	186,000	170,118
Machinery - Construction & Mining - 0.9%
China National Materials Co. Ltd. (a)	249,000	110,082
Mining - 1.1%
Zijin Mining Group Co. Ltd.	256,000	129,844
Oil & Gas - 12.3%
China Petrolium and Chemical Corp.Class H	692,000	549,158
CNOOC Ltd.	384,000	440,561
PetroChina Co. Ltd.	484,000	511,501
		1,501,220
Oil & Gas Services - 0.5%
China Oilfield Services Ltd.	66,000	61,100
Real Estate - 2.3%
China Overseas Land & Investment Ltd.	238,000	288,146
Telecommunications - 15.2%
China Mobile Ltd.	117,500	1,176,221
China Telecom Corp. Ltd. Class H	1,038,000	422,827
China Unicom Ltd.	170,000	257,330
		1,856,378
Transportation - 2.5%
MTR Corp.	105,500	311,088
TOTAL COMMON STOCK (Cost $13,807,585)		11,515,187
TOTAL EQUITIES (Cost $13,807,585)		11,515,187
TOTAL LONG-TERM INVESTMENTS (Cost $13,807,585)		11,515,187
	Principal Amount
SHORT-TERM INVESTMENTS - 7.3%
Repurchase Agreement - 7.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/08, 0.900%, due 10/01/08 (b)	$889,411	889,411
TOTAL SHORT-TERM INVESTMENTS (Cost $889,411)		889,411
TOTAL INVESTMENTS - 101.4% (Cost $14,696,996) (c)		12,404,598
Other Assets/ (Liabilities) - (1.4)%		(171,531)
NET ASSETS - 100.0%		$12,233,067

The accompanying notes are an integral part of the financial statements.

MML China Fund - Portfolio of Investments (Continued)

Notes to Portfolio of Investments
ADR - American Depositary Receipt
(a) Non-income producing security.

(b)

Maturity value of $889,433. Collateralized by U.S. Government Agency obligations with a rate of 3.560%, maturity date of 5/25/34, and an aggregate market value, including accrued interest, of $907,421.

(c) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

Notes to Portfolio of Investments (Unaudited)

1. The Fund

MML Series Investment Fund II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 28, 2005, as amended. The following are ten series of the Trust (each individually referred to as a "Fund" or collectively as the "Funds"): MML Money Market Fund ("Money Market Fund"), MML Inflation-Protected and Income Fund (formerly MML Inflation-Protected Bond Fund) ("Inflation-Protected and Income Fund"), MML Managed Bond Fund ("Managed Bond Fund"), MML Blend Fund ("Blend Fund"), MML Equity Fund ("Equity Fund"), MML Enhanced Index Core Equity Fund ("Enhanced Index Core Equity Fund"), MML Small Cap Equity Fund ("Small Cap Equity Fund"), MML Small Company Opportunities Fund ("Small Company Opportunities Fund"), the MML Strategic Emerging Markets Fund ("Strategic Emerging Markets Fund") and the MML China Fund ("China Fund").

The Strategic Emerging Markets Fund and the China Fund commenced operations on August 27, 2008.

The Trust was established by Massachusetts Mutual Life Insurance Company ("MassMutual") for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public.

Each Fund, other than the Strategic Emerging Markets Fund and China Fund, offers the following two classes of shares: Initial Class and Service Class shares. Service Class shares for the Funds, with the exception of the Money Market Fund, commenced operations on August 15, 2008. Service Class shares for the Money Market Fund are not currently available. The Strategic Emerging Markets Fund and China Fund offer the following two classes of shares: Class II and Service Class I shares. Class II shares for the Strategic Emerging Markets Fund and China Fund are not currently available. Each share class invests in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution services borne by the classes. Because each class will have different fees and expenses, performance and share prices among the classes will vary. The classes of shares are offered to different types of investors, as outlined in the Funds' Prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees ("Trustees"), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For all Funds, excluding the Money Market Fund, short-term securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. The Money Market Fund's portfolio securities are valued at amortized cost in accordance with Rule 2a-7 under the 1940 Act pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a per-share net asset value of $1.00. Shares of other funds are valued at their net asset value as reported on each business day. All other securities and other assets, including futures, options, swaps and debt securities for which the prices supplied by a pricing agent are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by the Trustees.

Notes to Portfolio of Investments (Unaudited) (Continued)

Securities are typically valued on the basis of their readily available market quotations furnished by pricing services authorized by the Trustees. However, in certain cases, market quotations for a specific portfolio security are readily available, but the authorized pricing service may not provide a price for that security, or the price provided by such authorized pricing service is deemed unreliable by the investment adviser or sub-adviser. In such cases, market quotations provided by an established market maker for that security (i.e. broker quotes) may be used to value the security if the investment adviser has reason to believe such quotations are reasonably likely to be reliable.

In addition, valuation methods approved by the Trustees which are intended to reflect fair value may be used when pricing service information is not readily available, or is not deemed reliable by the investment adviser, or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, a fair value pricing service is used to assist in the pricing of foreign securities held by the Trust's foreign funds. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Funds' investments carried at value:

Asset Valuation Inputs
	Investments in Securities
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Money Market Fund	$-	$149,924,920	$-	$149,924,920
Inflation-Protected and Income Fund	-	820,356,317	-	820,356,317
Managed Bond Fund	409,500	561,636,303	9	562,045,812
Blend Fund	427,806,244	267,399,768	9	695,206,021
Equity Fund	909,219,249	5,245,316	-	914,464,565
Enhanced Index Core Equity Fund	21,814,406	123,729	-	21,938,135
Small Cap Equity Fund	91,492,188	1,210,752	-	92,702,940
Small Company Opportunities Fund	55,753,698	2,924,205	-	58,677,903
Strategic Emerging Markets Fund	12,101,191	341,621	-	12,442,812
China Fund	11,515,187	889,411	-	12,404,598

	Other Financial Instruments*
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Inflation-Protected and Income Fund	$-	$(1,285,792)	$-	$(1,285,792)
Managed Bond Fund	407,216	1,237,873	-	1,645,089
Blend Fund	933,489	842,536	-	1,776,025
*Other financial instruments include futures, forwards and swap contracts.

Notes to Portfolio of Investments (Unaudited) (Continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs
	Investment in Securities
	Balance as of 12/31/07	Accrued discounts/ premiums	Realized gain/loss and change in unrealized appreciation (depreciation)	Net purchases/ sales	Net transfers in and/or out of Level 3	Balance as of 9/30/08	Net change in unrealized appreciation (depreciation) from investments still held as of 9/30/08
Managed Bond Fund	$9	$-	$-	$-	$-	$9	$-
Blend Fund	9	-	-	-	-	9	-

Securities Lending

The Inflation-Protected and Income Fund, Managed Bond Fund, Blend Fund, Equity Fund, Enhanced Index Core Equity Fund, Small Cap Equity Fund, Small Company Opportunities Fund, Strategic Emerging Markets Fund and China Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 10% of the total assets of the Managed Bond Fund taken at current value, and 33% of the total assets of the Inflation-Protected and Income Fund, Blend Fund, Equity Fund, Enhanced Index Core Equity Fund, Small Cap Equity Fund, Small Company Opportunities Fund, Strategic Emerging Markets Fund and China Fund taken at current value.

The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities.

The Funds had no securities on loan at September 30, 2008.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities. A reverse repurchase agreement generally creates investment leverage. If the buyer

Notes to Portfolio of Investments (Unaudited) (Continued)

in a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to enforce the Fund's obligation to repurchase the securities.

The Fund(s) listed in the following table had open reverse repurchase agreements at September 30, 2008:

Face Value		Description	Value
Inflation-Protected and Income Fund
27,000,000	USD	Agreement with HSBC Finance Corp., dated 9/09/08, 2.13%, to be repurchased on demand at face value plus accrued interest.	$31,038,750
30,000,000	USD	Agreement with HSBC Finance Corp., dated 9/09/08, 2.13%, to be repurchased on demand at face value plus accrued interest.	33,987,500
22,000,000	USD	Agreement with HSBC Finance Corp., dated 9/09/08, 2.13%, to be repurchased on demand at face value plus accrued interest.	26,296,250
76,000,000	USD	Agreement with HSBC Finance Corp., dated 9/23/08, 2.10%, to be repurchased on demand at face value plus accrued interest.	95,543,000
30,000,000	USD	Agreement with Merrill Lynch International, dated 9/04/08, 2.25%, to be repurchased on demand at face value plus accrued interest.	34,760,000
45,500,000	USD	Agreement with Banque Paribas, dated 9/09/08, 2.13%, to be repurchased on demand at face value plus accrued interest.	55,191,506
10,000,000	USD	Agreement with HSBC Finance Corp., dated 9/09/08, 2.13%, to be repurchased on demand at face value plus accrued interest.	12,225,000
48,000,000	USD	Agreement with Deutsche Bank, dated 9/03/08, 2.12%, to be repurchased on demand at face value plus accrued interest.	58,957,000
30,000,000	USD	Agreement with Banque Paribas, dated 9/25/08, 2.18%, to be repurchased on demand at face value plus accrued interest.	33,324,829
11,000,000	USD	Agreement with Banque Paribas, dated 6/19/08, 2.18%, to be repurchased on demand at face value plus accrued interest.	13,172,220
			$394,496,055

Average balance outstanding			$295,291,703
Average interest rate			2.05%
Maximum balance outstanding			$397,776,654

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

Accounting for Investments

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments (which may include proceeds received from litigation) and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from

Notes to Portfolio of Investments (Unaudited) (Continued)

the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Forward Foreign Currency Contracts

Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates. The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risk are considered.

The Funds had no open forward foreign currency contracts at September 30, 2008.

Delayed Delivery Transactions, When-Issued Securities, and Forward Commitments

Each Fund may purchase or sell securities on a "when-issued" or delayed delivery or on a forward commitment basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

The Funds had securities purchased on a forward commitment basis as shown in the Portfolios of Investments at September 30, 2008.

Notes to Portfolio of Investments (Unaudited) (Continued)

Financial Futures Contracts

A Fund may enter into futures contracts, including stock future contracts, foreign currency future contracts and fixed income futures contracts. These transactions are hedging strategies. They are designed to protect a Fund's current or intended investments from the effects of changes in exchange rates or market declines. They may also be used for other purposes, such as an efficient means of adjusting a Fund's exposure to certain markets; in an effort to enhance income; and as a cash management tool. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. A Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value if the sub-adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

A Fund may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by a Fund for hedging purposes, there are risks. For example, the sub-adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these transactions are unsuccessful, the Fund may experience losses. When a Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses.

The Fund(s) listed in the following table had open futures contracts at September 30, 2008:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Managed Bond Fund
BUYS
120	U.S. Treasury Note 2 Year	12/31/08	$25,612,500	$194,550
SELLS
189	U.S. Treasury Note 10 Year	12/19/08	$21,664,125	$212,666
Blend Fund
BUYS
11	U.S. Treasury Note 10 Year	12/19/08	$1,260,875	$(11,041)
34	U.S. Treasury Note 5 Year	12/31/08	3,815,969	11,294
60	U.S. Treasury Note 2 Year	12/31/08	12,806,250	97,275
				$97,528
SELLS
170	S&P Mini 500 Index	12/19/08	$9,936,500	$777,182
59	U.S. Treasury Note 10 Year	12/19/08	6,762,875	58,779
				$835,961

Notes to Portfolio of Investments (Unaudited) (Continued)

Options

The Funds may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase a Fund's portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs.

The Funds may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, the Funds may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, a Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of security prices, indexes of interest rates, futures contracts and swap agreements. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, a Fund will lose the entire premium it paid. Premiums paid for purchasing options which expire are treated as realized losses. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

The Funds may also "write" put and call options. When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. A Fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option a Fund has written, however, a Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates a Fund to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes

Notes to Portfolio of Investments (Unaudited) (Continued)

unprofitable. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Trust.

The Funds had no open written option contracts at September 30, 2008.

Transactions in written option contracts during the period ended September 30, 2008, were as follows:

	Number of Contracts	Premiums Received
Managed Bond Fund
Options outstanding at December 31, 2007	-	$-
Options written	1,600,000	5,600
Options terminated in closing purchase transactions	(1,600,000)	(5,600)
Options outstanding at September 30, 2008	-	$-

Blend Fund
Options outstanding at December 31, 2007	-	$-
Options written	1,200,000	4,200
Options terminated in closing purchase transactions	(1,200,000)	(4,200)
Options outstanding at September 30, 2008	-	$-

Swaps, Caps, Floors and Collars

A typical swap agreement involves the exchange by the Fund with another party of commitments to pay or receive cash flows, such as an exchange of floating interest rate payments for fixed interest rate payments with respect to a notional amount of principal. There are various types of swaps, including, for example, interest rate swaps, credit default swaps, total return swaps, and caps, floors, and collars.

Interest rate swaps. Interest rate swaps involve the exchange by the Fund with another party of interest payments, such as an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. For example, a Fund may enter into an interest rate swap in order to protect against declines in the value of fixed income securities held by the Fund. In such an instance, the Fund may agree with a counterparty to pay a fixed rate (multiplied by a notional amount) and the counterparty to pay a floating rate multiplied by the same notional amount. If interest rates rise, resulting in a diminution in the value of the Fund's portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction.

Credit default swaps. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a specified issuer. One party, acting as a "protection buyer," makes periodic payments to the other party, a "protection seller," in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Acting as a protection seller allows the Fund to create an investment exposure similar to owning a bond. Acting as a protection buyer allows the Fund potentially to reduce its credit exposure to a bond it owns or to take a "short" position in a bond it does not own.

Notes to Portfolio of Investments (Unaudited) (Continued)

As the protection buyer in a credit default swap, the Fund may pay a premium (by means of periodic payments) in return for the right to deliver specified bonds or loans (such as those of a U.S. or foreign issuer or a basket of such issuers) to the protection seller and receive the par (or other agreed-upon) value upon default (or similar events) by the reference issuer. If no default occurs, the protection seller would keep the stream of payments and would have no further obligations to the Fund. As the protection buyer, the Fund bears the risk that the investment might expire worthless and/or that the protection seller may fail to satisfy its payment obligations to the Fund in the event of a default (or similar event). In addition, when the Fund is a protection buyer, the Fund's investment would only generate income in the event of an actual default (or similar event) by the issuer of the underlying reference obligation.

The Fund may also use credit default swaps for investment purposes by selling a credit default swap, in which case, the Fund, as the protection seller, would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the protection buyer in the event of a default (or similar event) by the third-party reference issuer. In return for its obligation, the Fund would receive from the protection buyer a periodic stream of payments over the term of the contract. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As the protection seller in a credit default swap, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

Total return swaps. In a total return swap, payments made by the Fund or the counterparty are based on the total return of an underlying asset(s), which may include an equity or fixed-income security, a combination of such securities, or an index. The value of the swap position as well as the payments required to be made by the Fund or the counterparty will increase or decrease depending on the changes in value of the underlying asset(s). In a total return swap, one party will agree to pay to the other the increase in value of an underlying asset in return for the agreement by the other party to make periodic floating rate payments plus the amount of any decline in the value of the underlying asset.

Caps, floors, collars. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

The Funds will maintain cash or liquid assets in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund's accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of a Fund's accrued obligation under the agreement.

During the term of a swap transaction, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund's basis in the contract.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities or index; or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

During the period that the credit default swap contract is open, the contract is marked to market in accordance with the terms of the contract based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through the valuation date. Changes in the value of credit default swap contracts are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses. The Fund will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis.

Notes to Portfolio of Investments (Unaudited) (Continued)

Risk Factors in Swap Contracts and Other Two-Party Contracts. The most significant factor in the performance of swaps, caps, floors, and collars and other similar transactions is the change in the value of the underlying price, rate, or index level that determines the amount of payments to be made under the arrangement. If the investment adviser is incorrect in its forecasts of such factors, the investment performance of a Fund would be less than what it would have been if these investment techniques had not been used.

In addition, a Fund may only close out a swap, cap, floor, collar, or other two-party contract with its particular counterparty, and may only transfer a position with the consent of that counterparty. If the counterparty defaults, a Fund will have contractual remedies, but there can be no assurance that the counterparty will be able to meet its contractual obligations or that the Fund will succeed in enforcing its rights. For example, because the contract for each two-party derivatives transaction is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund when the Fund seeks to enforce its contractual rights. The cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under a derivatives contract or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Fund(s) listed in the following table had open swap agreements at September 30, 2008:

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation(Depreciation)
Inflation-Protected and Income Fund
Interest Rate Swaps
25,000,000 USD	10/3/2008	Agreement with Barclays Capital, Inc., dated 4/03/08 to pay the three month floating rate plus 0.48 LIBOR and to receive the Barclays TIPS Index.	$(796,469)
25,000,000 USD	10/21/2008	Agreement with Barclays Bank PLC, dated 4/21/08 to pay the three month floating rate plus 0.65 LIBOR and to receive the total return on the Barclays U.S. Government Inflation Linked Index.	(489,323)
			$(1,285,792)
Managed Bond Fund
Credit Default Swaps
1,000,000 USD	12/20/2009	Agreement with Barclays Bank PLC, dated 12/15/05 to pay 0.55% times the notional amount. The Fund receives payment only upon a default event of Cox Communications, Inc. Note.	$(2,026)
1,050,000 USD	09/20/2013	Agreement with Credit Suisse Securities LLC, dated 8/15/08 to pay 1.48% times the notional amount. The Fund receives payment only upon a default event of Simon Property Group LP.	7,236
1,125,000 USD	09/20/2014	Agreement with Bank of America, dated 11/11/06 to pay 0.28% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc.	640,920

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation(Depreciation)
Managed Bond Fund (continued)
Credit Default Swaps (continued)
1,125,000 USD	06/20/2016	Agreement with Credit Suisse Securities LLC, dated 8/09/06 to pay 0.58% times the notional amount. The Fund receives payment only upon a default event of Marriot International, Inc.	$129,597
950,000 USD	06/20/2017	Agreement with Barclays Bank PLC, dated 5/05/07 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of Sara Lee Corp.	(17,267)
1,050,000 USD	06/20/2017	Agreement with Bear Stearns Bank PLC, dated 3/22/07 to pay 1.08% times the notional amount. The Fund receives payment only upon a default event of Brunswick Corp.	149,808
462,500 USD	09/20/2017	Agreement with Goldman Sachs & Co., dated 7/13/07 to pay 0.66% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc.	256,507
500,000 USD	09/20/2017	Agreement with Credit Suisse Securities LLC, dated 8/31/07 to pay 1.05% times the notional amount. The Fund receives payment only upon a default event of Brunswick Corp.	73,098
			$1,237,873
Blend Fund
Credit Default Swaps
700,000 USD	12/20/2009	Agreement with Barclays Bank PLC, dated 12/15/05 to pay 0.55% times the notional amount. The Fund receives payment only upon a default event of Cox Communications, Inc. Note.	$(1,418)
500,000 USD	09/20/2013	Agreement with Credit Suisse Securities LLC, dated 8/15/08 to pay 1.48% times the notional amount. The Fund receives payment only upon a default event of Simon Property Group LP.	3,446
775,000 USD	09/20/2014	Agreement with Bank of America, dated 11/11/06 to pay 0.28% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc.	441,523
775,000 USD	06/20/2016	Agreement with Credit Suisse Securities LLC, dated 8/09/06 to pay 0.58% times the notional amount. The Fund receives payment only upon a default event of Marriot International, Inc.	89,278

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation(Depreciation)
Blend Fund (continued)
Credit Default Swaps (continued)
725,000 USD	06/20/2017	Agreement with Bear Stearns Bank PLC, dated 3/22/07 to pay 1.08% times the notional amount. The Fund receives payment only upon a default event of Brunswick Corp.	$103,439
600,000 USD	06/20/2017	Agreement with Barclays Bank PLC, dated 5/05/07 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of Sara Lee Corp.	(10,906)
300,000 USD	09/20/2017	Agreement with Credit Suisse Securities LLC, dated 8/31/07 to pay 1.05% times the notional amount. The Fund receives payment only upon a default event of Brunswick Corp.	43,859
312,500 USD	09/20/2017	Agreement with Goldman Sachs & Co., dated 7/13/07 to pay 0.66% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc.	173,315
			$842,536

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a periodic coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

Notes to Portfolio of Investments (Unaudited) (Continued)

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The periodic adjustment of U.S. Treasury inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Foreign Securities

The Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Restricted Securities

Certain securities are illiquid and restricted as to resale. They have been valued in good faith under procedures established by the Board of Trustees, taking into consideration such factors as the Board deems appropriate. The Funds generally bear the costs, if any, associated with the disposition of restricted securities. Aggregate cost and fair value of these securities held at September 30, 2008 were as follows:

	Aggregate Cost	Aggregate Value	Value as Percentage of Fund's Net Assets
Managed Bond Fund	$5,070,124	$4,084,544	0.7%
Blend Fund	3,552,099	2,592,855	0.4

Notes to Portfolio of Investments (Unaudited) (Continued)

3. Federal Income Tax Information

At September 30, 2008, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Inflation-Protected and Income Fund	$846,273,112	$-	$(25,916,795)	$(25,916,795)
Managed Bond Fund	581,253,712	8,992,415	(28,200,315)	(19,207,900)
Blend Fund	660,590,811	80,779,271	(46,164,061)	34,615,210
Equity Fund	1,008,142,066	56,049,724	(149,727,225)	(93,677,501)
Enhanced Index Core Equity Fund	24,575,923	407,302	(3,045,090)	(2,637,788)
Small Cap Equity Fund	99,817,831	5,373,369	(12,488,260)	(7,114,891)
Small Company Opportunities Fund	77,195,817	1,791,666	(20,309,580)	(18,517,914)
Strategic Emerging Markets Fund	14,520,254	-	(2,077,442)	(2,077,442)
China Fund	14,696,996	13,028	(2,305,426)	(2,292,398)

Note: The aggregate cost for investments for the Money Market Fund at September 30, 2008, is the same for financial reporting and federal income tax purposes.

4. New Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

In September 2008, the FASB issued a FASB Staff Position No. 133-1 and FIN 45-4 "Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161" ("FSP"). FSP requires enhanced transparency of the effect of credit derivatives and guarantees on an issuer's financial position, financial performance and cash flows. FSP is effective for fiscal years ending after November 15, 2008. This FSP applies to certain credit derivatives, hybrid instruments that have embedded credit derivatives (for example, credit-linked notes), and certain guarantees and it requires additional disclosures regarding credit derivatives with sold protection. Management is currently evaluating the impact of this new requirement.

Item 2. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund II

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer
Date	11/12/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer
Date	11/12/08

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date	11/12/08